UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Balanced Fund

Management’s Discussion of Fund Performance	2

Performance	4

Fund Profile	5

Endnotes and Additional Disclosures	6

Fund Expenses	7

Financial Statements	8

Report of Independent Registered Public Accounting Firm	24 and 36

Federal Tax Information	25

Management and Organization	37

Important Notices	40

Eaton Vance

Balanced Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

On the fixed-income side, despite three Fed interest rate hikes and positive U.S. economic data, U.S. Treasury bond yields ended the 12-month period essentially where they began. The strengthening economy and persistently low Treasury yields fueled demand for investment-grade corporate bonds. Consequently, credit spreads — the yield difference between corporate bonds and U.S. Treasurys of similar maturities — tightened, driving bond prices higher.

For the 12-month period, U.S. investment-grade fixed-income securities, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, delivered a 3.54% total return, underperforming their lower-quality, higher-yielding counterparts, which returned 7.48% for the period, as measured by the ICE BofAML U.S. High Yield Index.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Balanced Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 13.53%. By comparison, the Fund’s primary benchmark, the S&P 500 Index (the Index), returned 21.83% for the period.

At period-end, 63% of the Fund was invested in equities through the Stock Portfolio, while 36% was invested in fixed-income securities through the Core Bond Portfolio. In the Fund’s equity allocation, the health care sector was the biggest detractor from Fund performance relative to the Index. In particular, the biotechnology industry lagged, as biotechnology stocks were constrained by concerns about possible government price controls. Cancer drug company Celgene Corp. was one the Stock Portfolio’s weakest individual stocks in the period. The pharmaceuticals industry was also a notable laggard in the period. Two pharmaceutical companies, Allergan PLC (Allergan) and Jazz Pharmaceuticals PLC, were among the Stock Portfolio’s worst-performing stocks. At period-end, Allergan was no longer held by the Stock Portfolio.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

December 31, 2017

Management’s Discussion of Fund Performance — continued

Stock selection in the real estate sector hampered relative Fund performance against the Index in the 12-month period. Equity Residential, a residential real estate investment trust, was a notable laggard amid rental market weakness.

The information technology sector also detracted from relative Fund performance versus the Index in the period. In the electronic equipment, instruments & components industry, Avnet, Inc., an electronics distributor, was among the Stock Portfolio’s weakest individual stocks in the 12-month period amid pricing pressure in key markets. The Stock Portfolio no longer held the stock at period-end. Overall, the Stock Portfolio’s weakest individual stock in the 12-month period was auto parts retailer Advance Auto Parts, Inc., as earnings disappointed in the period. Advance Auto Parts, Inc. was sold during the period.

On the plus side, consumer staples was the top-performing sector in the 12-month period, thanks to stock selection. In particular, the food & staples retailing and beverages industries delivered notable returns. Beer and wine company Constellation Brands, Inc. was among the Stock Portfolio’s leading individual stocks, as its beer sales rose. Stock selection helped the financials sector outperform the overall Index in the period, with notably strong results in the insurance industry. The Stock Portfolio’s leading individual stock for the period was real estate title-insurer First American Financial Corp., which moved higher amid a strong housing market. Stock selection in the energy sector also contributed to Fund performance versus the Index in the period. In the oil & gas segment, the Stock Portfolio’s lack of exposure to industry giant Exxon Mobil Corp. aided Fund results in the period, as the stock lagged.

On the fixed income side, the Core Bond Portfolio’s underweight position in U.S. Treasury securities made the biggest contribution to Fund returns relative to the Fund’s secondary benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Bloomberg Barclays Agg), as investors shunned Treasurys in search of higher income elsewhere. Investment-grade corporate bonds, one of the main beneficiaries of this trend, boosted relative Fund performance versus the Bloomberg Barclays Agg in the period. Security selection in high-yield corporate bonds also contributed to Fund performance relative to the Bloomberg Barclays Agg in the 12-month period.

Conversely, investment grade corporate utility bonds detracted from relative Fund performance versus the Bloomberg Barclays Agg due to security selection, which offset a beneficial overweight position. In the investment-grade securitized Commercial Mortgage-Backed Securities segment, Fund returns were hampered by unfavorable security selection and an underweight position. The Core Bond Portfolio’s lack of exposure to municipal bonds also detracted from relative Fund performance against the Bloomberg Barclays Agg, as municipal bonds outperformed in the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Balanced Fund

December 31, 2017

Performance2,3

Portfolio Managers Charles B. Gaffney, Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV		04/01/1932	04/01/1932	13.53%	10.07%	5.48%
Class A with 5.75% Maximum Sales Charge		—	—	7.04	8.78	4.85
Class B at NAV		11/02/1993	04/01/1932	12.60	9.27	4.69
Class B with 5% Maximum Sales Charge		—	—	7.60	8.98	4.69
Class C at NAV		11/02/1993	04/01/1932	12.63	9.26	4.70
Class C with 1% Maximum Sales Charge		—	—	11.63	9.26	4.70
Class I at NAV		09/28/2012	04/01/1932	13.81	10.37	5.61
Class R at NAV		05/02/2016	04/01/1932	13.22	9.98	5.44
Class R6 at NAV		05/02/2016	04/01/1932	13.75	10.39	5.63
S&P 500 Index		—	—	21.83%	15.78%	8.49%
Bloomberg Barclays U.S. Aggregate Bond Index		—	—	3.54	2.10	4.00
Blended Index		—	—	14.21	10.25	6.98

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I	Class R	Class R6
Gross	1.01%	1.76%	1.76%	0.76%	1.26%	0.72%
Net	0.98	1.73	1.73	0.73	1.23	0.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2007	$15,817	N.A.
Class C	$10,000	12/31/2007	$15,839	N.A.
Class I	$250,000	12/31/2007	$431,887	N.A.
Class R	$10,000	12/31/2007	$16,985	N.A.
Class R6	$1,000,000	12/31/2007	$1,729,342	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Balanced Fund

December 31, 2017

Fund Profile5

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

*	Amount is less than 0.05%.

Equity Investments Sector Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Balanced Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The blended index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, rebalanced monthly. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it,or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective October 23, 2017, the BofA Merrill Lynch Indices have been rebranded as Intercontinental Exchange’s (“ICE”) BofAML indices.

6

Eaton Vance

Balanced Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,066.40	$5.10	**	0.98%
Class B	$1,000.00	$1,061.90	$8.99	**	1.73%
Class C	$1,000.00	$1,060.80	$8.99	**	1.73%
Class I	$1,000.00	$1,067.70	$3.80	**	0.73%
Class R	$1,000.00	$1,064.50	$6.40	**	1.23%
Class R6	$1,000.00	$1,066.80	$3.59	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.99	**	0.98%
Class B	$1,000.00	$1,016.50	$8.79	**	1.73%
Class C	$1,000.00	$1,016.50	$8.79	**	1.73%
Class I	$1,000.00	$1,021.50	$3.72	**	0.73%
Class R	$1,000.00	$1,019.00	$6.26	**	1.23%
Class R6	$1,000.00	$1,021.70	$3.52	**	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

7

Eaton Vance

Balanced Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Core Bond Portfolio, at value (identified cost, $316,622,395)	$314,774,668
Investment in Stock Portfolio, at value (identified cost, $438,752,533)	531,178,100
Receivable for Fund shares sold	873,551
Total assets	$846,826,319

Liabilities
Payable for Fund shares redeemed	$1,365,464
Payable to affiliates:
Administration fee	28,617
Distribution and service fees	293,594
Trustees’ fees	125
Other	16,201
Accrued expenses	204,786
Total liabilities	$1,908,787
Net Assets	$844,917,532

Sources of Net Assets
Paid-in capital	$743,037,165
Accumulated net realized gain from Portfolios	11,302,527
Net unrealized appreciation from Portfolios	90,577,840
Net Assets	$844,917,532

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Statement of Assets and Liabilities — continued

Class A Shares	December 31, 2017
Net Assets	$333,860,282
Shares Outstanding	36,657,026
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.11
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.67

Class B Shares
Net Assets	$3,637,976
Shares Outstanding	398,473
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.13

Class C Shares
Net Assets	$258,844,269
Shares Outstanding	28,306,258
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.14

Class I Shares
Net Assets	$220,521,914
Shares Outstanding	24,204,519
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class R Shares
Net Assets	$560,973
Shares Outstanding	61,715
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09

Class R6 Shares
Net Assets	$27,492,118
Shares Outstanding	3,016,734
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends allocated from Portfolios (net of foreign taxes, $41,544)	$10,530,100
Interest allocated from Portfolios (net of foreign taxes, $138)	9,672,576
Expenses allocated from Portfolios	(4,952,214)
Total investment income from Portfolios	$15,250,462

Expenses
Administration fee	$338,323
Distribution and service fees
Class A	860,346
Class B	44,954
Class C	2,594,551
Class R	1,430
Trustees’ fees and expenses	500
Custodian fee	59,328
Transfer and dividend disbursing agent fees	605,002
Legal and accounting services	55,013
Printing and postage	81,941
Registration fees	130,416
Miscellaneous	23,076
Total expenses	$4,794,880
Deduct —
Allocation of expenses to affiliate	$41,474
Total expense reductions	$41,474

Net expenses	$4,753,406

Net investment income	$10,497,056

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$38,864,473	(1)
Financial futures contracts	998
Foreign currency transactions	820
Net realized gain	$38,866,291
Change in unrealized appreciation (depreciation) —
Investments	$56,112,669
Financial futures contracts	14,695
Foreign currency	1,572
Net change in unrealized appreciation (depreciation)	$56,128,936

Net realized and unrealized gain	$94,995,227

Net increase in net assets from operations	$105,492,283

(1)	Includes $5,153,441 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$10,497,056	$8,729,724
Net realized gain	38,866,291 (1)	10,621,070
Net change in unrealized appreciation (depreciation)	56,128,936	13,322,455
Net increase in net assets from operations	$105,492,283	$32,673,249
Distributions to shareholders —
From net investment income
Class A	$(5,388,871)	$(5,207,604)
Class B	(33,748)	(43,342)
Class C	(2,075,186)	(1,649,388)
Class I	(3,884,926)	(2,819,484)
Class R	(4,260)	(709)
Class R6	(354,961)	(38)
From net realized gain
Class A	(10,388,604)	(1,391,967)
Class B	(119,063)	(20,049)
Class C	(8,004,779)	(941,910)
Class I	(6,814,673)	(801,354)
Class R	(15,013)	(665)
Class R6	(844,619)	(26)
Total distributions to shareholders	$(37,928,703)	$(12,876,536)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$53,200,585	$154,022,911
Class B	383,520	626,982
Class C	46,001,367	146,628,925
Class I	125,211,421	195,784,259
Class R	345,985	185,492
Class R6	29,845,058	6,973
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	14,377,214	5,982,495
Class B	131,920	53,111
Class C	9,594,045	2,404,058
Class I	9,476,794	3,189,483
Class R	19,272	1,374
Class R6	1,199,579	64
Cost of shares redeemed
Class A	(137,560,952)	(91,325,418)
Class B	(1,053,892)	(1,495,099)
Class C	(72,158,153)	(37,346,869)
Class I	(143,521,607)	(69,620,243)
Class R	(1,100)	(7,437)
Class R6	(4,088,771)	(23)
Net asset value of shares exchanged
Class A	1,518,158	2,043,030
Class B	(1,518,158)	(2,043,030)
Net increase (decrease) in net assets from Fund share transactions	$(68,597,715)	$309,091,038
Other capital —
Portfolio transaction fee contributed to Portfolio	$(165,472)	$(324,831)
Portfolio transaction fee allocated from Portfolio	171,802	290,734
Net increase (decrease) in net assets from other capital	$6,330	$(34,097)

Net increase (decrease) in net assets	$(1,027,805)	$328,853,654

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended December 31,
Net Assets	2017	2016
At beginning of year	$845,945,337	$517,091,683
At end of year	$844,917,532	$845,945,337

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$—	$91,706

(1)	Includes $5,153,441 of net realized gains from redemptions in-kind.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value — Beginning of year	$8.410		$8.190		$8.460		$8.460	$7.570

Income (Loss) From Operations
Net investment income(1)	$0.124		$0.114		$0.088		$0.090	$0.077
Net realized and unrealized gain	1.003		0.261		0.139		0.703	1.491

Total income from operations	$1.127		$0.375		$0.227		$0.793	$1.568

Less Distributions
From net investment income	$(0.139)		$(0.123)		$(0.116)		$(0.110)	$(0.101)
From net realized gain	(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.427)		$(0.155)		$(0.497)		$(0.793)	$(0.678)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of year	$9.110		$8.410		$8.190		$8.460	$8.460

Total Return(3)	13.53	%(4)	4.60	%(4)	2.65	%(4)	9.62%	20.96%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$333,860		$374,579		$293,994		$197,190	$171,322
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.98	%(4)	0.98	%(4)	1.05	%(4)	1.14%	1.14%
Net investment income	1.41%		1.38%		1.05%		1.02%	0.93%
Portfolio Turnover of the Fund(7)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

13	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights — continued

	Class B
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value — Beginning of year	$8.430		$8.200		$8.470		$8.470	$7.570

Income (Loss) From Operations
Net investment income(1)	$0.058		$0.051		$0.025		$0.024	$0.015
Net realized and unrealized gain	0.997		0.266		0.139		0.702	1.501

Total income from operations	$1.055		$0.317		$0.164		$0.726	$1.516

Less Distributions
From net investment income	$(0.067)		$(0.055)		$(0.053)		$(0.043)	$(0.039)
From net realized gain	(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.355)		$(0.087)		$(0.434)		$(0.726)	$(0.616)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of year	$9.130		$8.430		$8.200		$8.470	$8.470

Total Return(3)	12.60	%(4)	3.87	%(4)	1.88	%(4)	8.78%	20.19%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,638		$5,313		$7,992		$10,022	$11,770
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.89%	1.89%
Net investment income	0.66%		0.62%		0.29%		0.27%	0.18%
Portfolio Turnover of the Fund(7)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

14	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value — Beginning of year	$8.440		$8.220		$8.500		$8.500	$7.600

Income (Loss) From Operations
Net investment income(1)	$0.058		$0.052		$0.026		$0.024	$0.015
Net realized and unrealized gain	1.001		0.266		0.138		0.705	1.502

Total income from operations	$1.059		$0.318		$0.164		$0.729	$1.517

Less Distributions
From net investment income	$(0.071)		$(0.066)		$(0.063)		$(0.046)	$(0.040)
From net realized gain	(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.359)		$(0.098)		$(0.444)		$(0.729)	$(0.617)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of year	$9.140		$8.440		$8.220		$8.500	$8.500

Total Return(3)	12.63	%(4)	3.88	%(4)	1.86	%(4)	8.78%	20.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$258,844		$254,656		$137,051		$60,351	$39,432
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.73	%(4)	1.73	%(4)	1.80	%(4)	1.88%	1.89%
Net investment income	0.65%		0.63%		0.30%		0.28%	0.18%
Portfolio Turnover of the Fund(7)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

15	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017		2016		2015		2014	2013
Net asset value — Beginning of year	$8.410		$8.190		$8.460		$8.460	$7.560

Income (Loss) From Operations
Net investment income(1)	$0.147		$0.137		$0.109		$0.115	$0.099
Net realized and unrealized gain	1.002		0.258		0.138		0.700	1.500

Total income from operations	$1.149		$0.395		$0.247		$0.815	$1.599

Less Distributions
From net investment income	$(0.161)		$(0.143)		$(0.136)		$(0.132)	$(0.122)
From net realized gain	(0.288)		(0.032)		(0.381)		(0.683)	(0.577)

Total distributions	$(0.449)		$(0.175)		$(0.517)		$(0.815)	$(0.699)

Portfolio transaction fee, net(1)	$0.000	(2)	$(0.000	)(2)	$—		$—	$—

Net asset value — End of year	$9.110		$8.410		$8.190		$8.460	$8.460

Total Return(3)	13.81	%(4)	4.86	%(4)	2.88	%(4)	9.89%	21.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$220,522		$211,211		$78,055		$24,397	$6,198
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.73	%(4)	0.73	%(4)	0.80	%(4)	0.89%	0.89%
Net investment income	1.66%		1.63%		1.29%		1.31%	1.19%
Portfolio Turnover of the Fund(7)	4%		11%		2%		17%	9%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005 or $(0.0005), as applicable.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01%, 0.03% and less than 0.005% of average daily net assets for the years ended December 31, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

16	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights — continued

	Class R
	Year Ended December 31, 2017		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.400		$8.290

Income (Loss) From Operations
Net investment income(2)	$0.104		$0.075
Net realized and unrealized gain	0.996		0.152

Total income from operations	$1.100		$0.227

Less Distributions
From net investment income	$(0.122)		$(0.085)
From net realized gain	(0.288)		(0.032)

Total distributions	$(0.410)		$(0.117)

Portfolio transaction fee, net(2)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.090		$8.400

Total Return(4)	13.22	%(5)	2.73	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$561		$178
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	1.23	%(5)	1.23	%(5)(9)
Net investment income	1.17%		1.33	%(9)
Portfolio Turnover of the Fund(10)	4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01% and 0.03% of average daily net assets for the year ended December 31, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

17	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Financial Highlights — continued

	Class R6
	Year Ended December 31, 2017		Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.420		$8.300

Income (Loss) From Operations
Net investment income(2)	$0.146		$0.088
Net realized and unrealized gain	0.999		0.170

Total income from operations	$1.145		$0.258

Less Distributions
From net investment income	$(0.167)		$(0.106)
From net realized gain	(0.288)		(0.032)

Total distributions	$(0.455)		$(0.138)

Portfolio transaction fees, net(2)	$0.000	(3)	$(0.000	)(3)

Net asset value — End of period	$9.110		$8.420

Total Return(4)	13.75	%(5)	3.11	%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,492		$7
Ratios (as a percentage of average daily net assets):(7)
Expenses(8)	0.69	%(5)	0.69	%(5)(9)
Net investment income	1.62%		1.58	%(9)
Portfolio Turnover of the Fund(10)	4%		11	%(11)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005 or $(0.0005), as applicable.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The administrator of the Fund reimbursed certain operating expenses (equal to 0.01% and 0.03% of average daily net assets for the year ended December 31, 2017 and the period ended December 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(11)	For the Fund’s year ended December 31, 2016.

18	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term growth of capital. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio’s net assets at December 31, 2017 were as follows: Core Bond Portfolio (65.7%) and Stock Portfolio (82.1%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Eaton Vance

Balanced Fund

December 31, 2017

Notes to Financial Statements — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$18,924,139	$9,720,565
Long-term capital gains	$19,004,564	$3,155,971

During the year ended December 31, 2017, accumulated net realized gain was decreased by $5,325,410, accumulated distributions in excess of net investment income was decreased by $1,153,190 and paid-in capital was increased by $4,172,220 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolios and dividend redesignations. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,874,926
Undistributed long-term capital gains	$228,714
Net unrealized appreciation	$98,776,727

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolios.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the year ended December 31, 2017, the administration fee amounted to $338,323. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73%,

20

Eaton Vance

Balanced Fund

December 31, 2017

Notes to Financial Statements — continued

1.73%, 0.73%, 1.23% and 0.69% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $41,474 of the Fund’s operating expenses for the year ended December 31, 2017. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the year ended December 31, 2017, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $4,561,067 or 0.54% of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $57,089 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, received $115,749 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $860,346 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $33,715 and $1,945,913 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2017, the Fund paid or accrued to EVD $715 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $11,239, $648,638 and $715 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $3,000, $1,000 and $45,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$19,134,396	$52,483,121
Stock Portfolio	12,839,118	91,215,572

21

Eaton Vance

Balanced Fund

December 31, 2017

Notes to Financial Statements — continued

In addition, a Portfolio transaction fee is imposed by Stock Portfolio on the combined daily inflows or outflows of the Fund and Stock Portfolio’s other investors as more fully described at Note 1H of Stock Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in Stock Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	6,046,264	18,624,217
Issued to shareholders electing to receive payments of distributions in Fund shares	1,601,057	716,421
Redemptions	(15,698,095)	(10,963,491)
Exchange from Class B shares	171,228	246,196

Net increase (decrease)	(7,879,546)	8,623,343

	Year Ended December 31,
Class B	2017	2016

Sales	43,589	75,689
Issued to shareholders electing to receive payments of distributions in Fund shares	14,629	6,371
Redemptions	(119,317)	(180,571)
Exchange to Class A shares	(170,938)	(245,989)

Net decrease	(232,037)	(344,500)

	Year Ended December 31,
Class C	2017	2016

Sales	5,210,829	17,667,510
Issued to shareholders electing to receive payments of distributions in Fund shares	1,060,832	286,019
Redemptions	(8,125,257)	(4,458,092)

Net increase (decrease)	(1,853,596)	13,495,437

	Year Ended December 31,
Class I	2017	2016

Sales	14,281,311	23,545,406
Issued to shareholders electing to receive payments of distributions in Fund shares	1,055,190	380,393
Redemptions	(16,235,147)	(8,354,922)

Net increase (decrease)	(898,646)	15,570,877

22

Eaton Vance

Balanced Fund

December 31, 2017

Notes to Financial Statements — continued

Class R	Year Ended December 31, 2017	Period Ended December 31, 2016(1)

Sales	38,453	21,971
Issued to shareholders electing to receive payments of distributions in Fund shares	2,141	162
Redemptions	(119)	(893)

Net increase	40,475	21,240

Class R6	Year Ended December 31, 2017	Period Ended December 31, 2016(1)

Sales	3,334,907	827
Issued to shareholders electing to receive payments of distributions in Fund shares	132,953	8
Redemptions	(451,958)	(3)

Net increase	3,015,902	832

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2017 and December 31, 2016, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

23

Eaton Vance

Balanced Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Balanced Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

24

Eaton Vance

Balanced Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $9,646,169, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 33.08% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $16,055,883 or, if subsequently determined to be different, the net capital gain of such year.

25

Stock Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 3.5%
CAE, Inc.	470,400	$8,738,138
Raytheon Co.	55,937	10,507,766
Textron, Inc.	64,000	3,621,760

		$22,867,664

Air Freight & Logistics — 1.9%
FedEx Corp.	49,201	$12,277,617

		$12,277,617

Auto Components — 1.2%
Aptiv PLC	76,209	$6,464,810
Delphi Technologies PLC(1)	25,403	1,332,895

		$7,797,705

Banks — 7.0%
Bank of America Corp.	346,080	$10,216,282
JPMorgan Chase & Co.	133,840	14,312,850
KeyCorp	354,760	7,155,509
Wells Fargo & Co.	224,184	13,601,243

		$45,285,884

Beverages — 1.5%
Constellation Brands, Inc., Class A	41,981	$9,595,597

		$9,595,597

Biotechnology — 3.4%
AbbVie, Inc.	33,438	$3,233,789
Alexion Pharmaceuticals, Inc.(1)	13,151	1,572,728
Biogen, Inc.(1)	10,948	3,487,704
Celgene Corp.(1)	44,515	4,645,585
Gilead Sciences, Inc.	76,393	5,472,795
Incyte Corp.(1)	15,696	1,486,568
Vertex Pharmaceuticals, Inc.(1)	15,052	2,255,693

		$22,154,862

Capital Markets — 1.0%
Cboe Global Markets, Inc.	53,462	$6,660,831

		$6,660,831

Commercial Services & Supplies — 1.4%
Deluxe Corp.	119,681	$9,196,288

		$9,196,288

Security	Shares	Value

Communications Equipment — 0.8%
Cisco Systems, Inc.	134,242	$5,141,469

		$5,141,469

Consumer Finance — 2.0%
Ally Financial, Inc.	257,067	$7,496,074
OneMain Holdings, Inc.(1)	213,017	5,536,312

		$13,032,386

Containers & Packaging — 2.5%
Ball Corp.	155,110	$5,870,913
International Paper Co.	178,222	10,326,183

		$16,197,096

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.(1)	51,313	$4,823,422

		$4,823,422

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	284,803	$15,074,623

		$15,074,623

Electric Utilities — 1.7%
Edison International	87,000	$5,501,880
NextEra Energy, Inc.	34,436	5,378,559

		$10,880,439

Energy Equipment & Services — 0.9%
Halliburton Co.	111,892	$5,468,162

		$5,468,162

Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential	150,646	$9,606,695
Public Storage	33,299	6,959,491

		$16,566,186

Food & Staples Retailing — 3.2%
Performance Food Group Co.(1)	346,458	$11,467,760
US Foods Holding Corp.(1)	295,338	9,430,142

		$20,897,902

Food Products — 1.4%
Pinnacle Foods, Inc.	153,895	$9,152,136

		$9,152,136

26	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.7%
Danaher Corp.	85,826	$7,966,369
Medtronic PLC	39,318	3,174,929

		$11,141,298

Health Care Providers & Services — 2.6%
Aetna, Inc.	63,893	$11,525,658
Chemed Corp.	22,494	5,466,492

		$16,992,150

Household Durables — 1.6%
Newell Brands, Inc.	333,941	$10,318,777

		$10,318,777

Household Products — 1.2%
Colgate-Palmolive Co.	98,836	$7,457,176

		$7,457,176

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners L.P.	78,220	$3,372,064

		$3,372,064

Industrial Conglomerates — 1.1%
3M Co.	30,303	$7,132,417

		$7,132,417

Insurance — 4.6%
American Financial Group, Inc.	62,308	$6,762,910
Chubb, Ltd.	71,076	10,386,336
First American Financial Corp.	230,492	12,916,772

		$30,066,018

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	11,242	$13,147,182

		$13,147,182

Internet Software & Services — 7.1%
Alphabet, Inc., Class C(1)	17,042	$17,832,749
Facebook, Inc., Class A(1)	117,832	20,792,635
GoDaddy, Inc., Class A(1)	68,779	3,458,208
Twitter, Inc.(1)	159,600	3,831,996

		$45,915,588

Security	Shares	Value

IT Services — 3.4%
Amdocs, Ltd.	156,382	$10,239,893
Cognizant Technology Solutions Corp., Class A	119,118	8,459,760
International Business Machines Corp.	21,004	3,222,434

		$21,922,087

Media — 4.6%
Interpublic Group of Cos., Inc. (The)	291,263	$5,871,862
Time Warner, Inc.	71,461	6,536,538
Walt Disney Co. (The)	158,409	17,030,551

		$29,438,951

Metals & Mining — 0.4%
Rio Tinto PLC ADR	46,180	$2,444,307

		$2,444,307

Multi-Utilities — 0.9%
Sempra Energy	51,942	$5,553,639

		$5,553,639

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	103,677	$12,979,323
ConocoPhillips	153,966	8,451,194
EOG Resources, Inc.	42,870	4,626,102
Phillips 66	77,625	7,851,769

		$33,908,388

Pharmaceuticals — 5.4%
Jazz Pharmaceuticals PLC(1)	43,013	$5,791,701
Johnson & Johnson	120,124	16,783,725
Pfizer, Inc.	336,968	12,204,981

		$34,780,407

Professional Services — 1.0%
Dun & Bradstreet Corp. (The)	56,168	$6,650,853

		$6,650,853

Road & Rail — 1.1%
CSX Corp.	132,354	$7,280,793

		$7,280,793

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Ltd.	10,843	$2,785,567
Intel Corp.	172,526	7,963,800

27	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	88,762	$5,682,543
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	119,143	4,724,020
Texas Instruments, Inc.	43,819	4,576,456

		$25,732,386

Software — 3.2%
Adobe Systems, Inc.(1)	49,818	$8,730,106
Intuit, Inc.	29,016	4,578,145
Microsoft Corp.	88,720	7,589,109

		$20,897,360

Specialty Retail — 2.0%
Home Depot, Inc. (The)	68,368	$12,957,787

		$12,957,787

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	144,417	$24,439,689
HP, Inc.	435,991	9,160,171

		$33,599,860

Tobacco — 1.4%
Philip Morris International, Inc.	85,316	$9,013,635

		$9,013,635

Total Common Stocks (identified cost $521,524,702)		$642,793,392

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(2)	4,228,578	$4,228,155

Total Short-Term Investments (identified cost $4,228,560)		$4,228,155

Total Investments — 99.9% (identified cost $525,753,262)		$647,021,547

Other Assets, Less Liabilities — 0.1%		$383,440

Net Assets — 100.0%		$647,404,987

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

28	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $521,524,702)	$642,793,392
Affiliated investment, at value (identified cost, $4,228,560)	4,228,155
Foreign currency, at value (identified cost, $22,505)	22,458
Dividends receivable	646,084
Dividends receivable from affiliated investment	2,813
Tax reclaims receivable	167,023
Total assets	$647,859,925

Liabilities
Payable to affiliates:
Investment adviser fee	$323,910
Trustees’ fees	8,631
Accrued expenses	122,397
Total liabilities	$454,938
Net Assets applicable to investors’ interest in Portfolio	$647,404,987

Sources of Net Assets
Investors’ capital	$526,137,717
Net unrealized appreciation	121,267,270
Total	$647,404,987

29	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $51,443)	$12,809,902
Dividends from affiliated investment	17,972
Total investment income	$12,827,874

Expenses
Investment adviser fee	$3,766,856
Trustees’ fees and expenses	38,146
Custodian fee	179,754
Legal and accounting services	52,410
Miscellaneous	30,065
Total expenses	$4,067,231

Net investment income	$8,760,643

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$44,409,371	(1)
Investment transactions — affiliated investment	209
Foreign currency transactions	1,489
Net realized gain	$44,411,069
Change in unrealized appreciation (depreciation) —
Investments	$63,698,910
Investments — affiliated investment	(1)
Foreign currency	1,976
Net change in unrealized appreciation (depreciation)	$63,700,885

Net realized and unrealized gain	$108,111,954

Net increase in net assets from operations	$116,872,597

(1)	Includes $6,288,884 of net realized gains from redemptions in-kind.

30	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$8,760,643	$8,396,685
Net realized gain	44,411,069 (1)	12,678,047
Net change in unrealized appreciation (depreciation)	63,700,885	20,172,529
Net increase in net assets from operations	$116,872,597	$41,247,261
Capital transactions —
Contributions	$30,972,679	$255,687,315
Withdrawals	(141,623,853)	(51,820,934)
Portfolio transaction fee	210,734	367,287
Net increase (decrease) in net assets from capital transactions	$(110,440,440)	$204,233,668

Net increase in net assets	$6,432,157	$245,480,929

Net Assets
At beginning of year	$640,972,830	$395,491,901
At end of year	$647,404,987	$640,972,830

(1)	Includes $6,288,884 of net realized gains from redemptions in-kind.

31	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64%	0.65%	0.70%	0.71%	0.73%
Net investment income	1.38%	1.60%	1.16%	1.07%	0.93%
Portfolio Turnover	101%	118%	96%	109%	90%
Total Return	20.31%	7.14%	4.88%	12.56%	33.50%

Net assets, end of year (000’s omitted)	$647,405	$640,973	$395,492	$252,929	$237,133

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

32	See Notes to Financial Statements.

Stock Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 16.0%, 1.9% and 82.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

33

Stock Portfolio

December 31, 2017

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $3,766,856 or 0.59% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $642,276,960 and $732,665,646, respectively, for the year ended December 31, 2017. In-kind contributions and withdrawals for the year ended December 31, 2017 aggregated $11,916,093 and $26,290,244, respectively.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$526,378,895

Gross unrealized appreciation	$126,696,448
Gross unrealized depreciation	(6,053,796)

Net unrealized appreciation	$120,642,652

34

Stock Portfolio

December 31, 2017

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$642,793,392	*	$—	$—	$642,793,392
Short-Term Investments	—		4,228,155	—	4,228,155

Total Investments	$642,793,392		$4,228,155	$—	$647,021,547

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

35

Stock Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Eaton Vance

Balanced Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust), Core Bond Portfolio (CBP) and Stock Portfolio (SP) (the Portfolios) are responsible for the overall management and supervision of the Trust’s and Portfolios’ affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolios’ placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolios.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman

(2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds)
(2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust
(11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT)
(since 2013).

37

Eaton Vance

Balanced Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals)

(2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and of CBP	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of SP	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

38

Eaton Vance

Balanced Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolios	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds,

Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162    12.31.17

Eaton Vance

Core Bond Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Core Bond Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	15 and 34

Federal Tax Information	16

Management and Organization	35

Important Notices	38

Eaton Vance

Core Bond Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. investment-grade fixed-income securities recorded modest gains for the 12-month period ended December 31, 2017, as the Bloomberg Barclays U.S. Aggregate Bond Index2 rose 3.54% on a total return basis.

However, total returns varied widely among bond market segments within the Bloomberg Barclays U.S. Aggregate Bond Index, ranging from 6.42% for investment-grade corporate bonds to 2.31% for U.S. Treasurys and 1.55% for asset-backed securities.

Early in the period, mixed U.S. economic data, along with worries that President Trump’s pro-business agenda could be delayed or derailed, put downward pressure on long-term interest rates. As a result, U.S. Treasury and corporate bond prices rose during the first half of 2017. Toward the end of the 12-month period, rising geopolitical tensions between the U.S. and North Korea and devastating hurricanes in the U.S. drove investors toward the perceived safety of U.S. Treasurys, putting further downward pressure on interest rates. However, market reaction to these issues was mild and fleeting.

In September 2017, the U.S. Federal Reserve (the Fed) disclosed details of its plan to begin paring back its balance sheet, starting in October 2017, at the measured pace of $10 billion per month. In December 2017, the Fed raised its benchmark short-term interest rate for the third time in 2017 and indicated that further rate increases were likely in 2018.

Despite the Fed interest rate hikes and positive U.S. economic data, U.S. Treasury bond yields remained essentially unchanged from year-end 2016. At year-end 2017, the yield on the benchmark 10-year Treasury note stood at 2.41%, down slightly from 2.44% at the end of 2016. Treasury yields briefly moved higher in December 2017 with the approval of the Republican tax package, but retreated by year-end. The persistence of flat Treasury yields amid a growing economy bred skepticism among some investors about the sharp rally in stocks and other risky assets.

The strengthening economy and low Treasury yields fueled demand for investment-grade corporate bonds during the 12-month period. Consequently, credit spreads — the yield difference between corporate bonds and U.S. Treasurys of similar maturities — tightened, driving bond prices higher. Longer-maturity corporate bonds benefited the most from tightening spreads.

Elsewhere in fixed-income markets, lower-quality,6 high-yield bonds returned 7.48% for the 12-month period ended December 31, 2017, as measured by the ICE BofAML U.S. High Yield Index, outperforming investment-grade corporate bonds. Municipal bonds delivered a 5.45% return for the period, as measured by the Bloomberg Barclays Municipal Bond Index.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Core Bond Fund (the Fund) had a total return of 4.20% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Index), which returned 3.54% for the period.

During a 12-month period marked by low market volatility and easing financial conditions, the Fund outperformed the Index due largely to asset allocation and security selection. Interest-rate positioning also contributed to relative Fund performance versus the Index. Management’s approach during the 12-month period was to underweight U.S. Treasurys while overweighting alternatives that offered greater yield income, including investment-grade corporate bonds, high-yield corporate bonds and securitized debt, particularly commercial mortgage-backed securities (CMBS).

The Fund’s underweight position in U.S. Treasury securities made the biggest contribution to Index-relative Fund performance, as many investors shunned Treasurys during the period in search of higher income elsewhere. Investment-grade corporate bonds, one of the main beneficiaries of this trend, boosted relative Fund performance versus the Index. In particular, the Fund’s bond holdings in the financials sector delivered notable returns, thanks to both security selection and an overweight position. The financials sector benefited from strong industry fundamentals, relatively high yields versus other corporate bond segments and a limited supply of new issues during the period. The Fund’s holdings of lower-quality CMBS also helped Index-relative Fund performance, due to both security selection and an overweight position. The sector benefited from a strengthening economy and easing financial conditions during the 12-month period. In addition, security selection in high-yield corporate bonds contributed to relative Fund performance versus the Index. In an effort to reduce risk, management focused on higher-quality issuers with improving credit profiles, while emphasizing shorter-maturity issues. Security selection within mortgage-backed securities also boosted Index-relative Fund performance.

Conversely, investment-grade corporate utility bonds detracted from relative Fund performance versus the Index. This was due to security selection, which offset a beneficial overweight position in the sector. Within the investment-grade CMBS sector, Index-relative Fund performance was hampered by both unfavorable security selection and an underweight in the strong-performing sector. The Fund’s lack of exposure to municipal bonds also detracted from Index-relative Fund performance, as municipal bonds outperformed the Index for the 12-month period. In addition, the Fund’s out-of-Index holdings in collateralized mortgage obligations constrained Index-relative Fund performance for the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

December 31, 2017

Performance2,3

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	4.20%	2.01%	3.90%
Class A with 4.75% Maximum Sales Charge	—	—	–0.71	1.02	3.39
Class I at NAV	03/21/2007	03/07/2000	4.47	2.26	4.13
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	3.54%	2.10%	4.00%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.86%	0.61%
Net				0.74	0.49

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2007	$374,680	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Core Bond Fund

December 31, 2017

Fund Profile5

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Core Bond Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE Data Indices, LLC indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Core Bond Portfolio (the Portfolio) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings. Other, if any, represents any investment type less than 1% of total investments.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

Fund profile subject to change due to active management.

Important Notices to Shareholders
Effective October 23, 2017, the BofA Merrill Lynch Indices have been rebranded as Intercontinental Exchange’s (“ICE”) BofAML indices.

5

Eaton Vance

Core Bond Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.20	$3.76	**	0.74%
Class I	$1,000.00	$1,016.40	$2.49	**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	**	0.74%
Class I	$1,000.00	$1,022.70	$2.50	**	0.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Core Bond Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Core Bond Portfolio, at value (identified cost, $163,042,114)	$164,589,246
Receivable for Fund shares sold	456,614
Receivable from affiliate	12,112
Total assets	$165,057,972

Liabilities
Payable for Fund shares redeemed	$167,172
Distributions payable	61,648
Payable to affiliates:
Distribution and service fees	7,112
Trustees’ fees	125
Accrued expenses	44,217
Total liabilities	$280,274
Net Assets	$164,777,698

Sources of Net Assets
Paid-in capital	$165,047,208
Accumulated distributions in excess of net investment income	(6,368)
Accumulated net realized loss from Portfolio	(1,810,274)
Net unrealized appreciation from Portfolio	1,547,132
Total	$164,777,698

Class A Shares
Net Assets	$34,063,684
Shares Outstanding	3,462,636
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.84
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.33

Class I Shares
Net Assets	$130,714,014
Shares Outstanding	13,301,783
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.83

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Interest allocated from Portfolio (net of foreign taxes, $72)	$4,336,131
Dividends allocated from Portfolio	21,240
Expenses allocated from Portfolio	(728,615)
Total investment income from Portfolio	$3,628,756

Expenses
Distribution and service fees
Class A	$85,394
Trustees’ fees and expenses	500
Custodian fee	17,139
Transfer and dividend disbursing agent fees	44,162
Legal and accounting services	31,740
Printing and postage	20,726
Registration fees	44,218
Miscellaneous	10,256
Total expenses	$254,135
Deduct —
Allocation of expenses to affiliate	$168,584
Total expense reductions	$168,584

Net expenses	$85,551

Net investment income	$3,543,205

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$1,124,903
Financial futures contracts	251
Net realized gain	$1,125,154
Change in unrealized appreciation (depreciation) —
Investments	$1,637,327
Financial futures contracts	7,439
Net change in unrealized appreciation (depreciation)	$1,644,766

Net realized and unrealized gain	$2,769,920

Net increase in net assets from operations	$6,313,125

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$3,543,205	$2,389,817
Net realized gain	1,125,154	336,165
Net change in unrealized appreciation (depreciation)	1,644,766	547,152
Net increase in net assets from operations	$6,313,125	$3,273,134
Distributions to shareholders —
From net investment income
Class A	$(883,483)	$(907,972)
Class I	(3,208,600)	(2,447,903)
Total distributions to shareholders	$(4,092,083)	$(3,355,875)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,477,454	$15,905,835
Class I	49,997,896	105,769,225
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	850,896	875,157
Class I	1,279,199	526,198
Cost of shares redeemed
Class A	(13,068,932)	(13,955,023)
Class I	(37,564,549)	(46,561,845)
Net increase in net assets from Fund share transactions	$9,971,964	$62,559,547

Net increase in net assets	$12,193,006	$62,476,806

Net Assets
At beginning of year	$152,584,692	$90,107,886
At end of year	$164,777,698	$152,584,692

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(6,368)	$(5,091)

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.690	$9.690	$9.980	$9.800	$10.360

Income (Loss) From Operations
Net investment income(1)	$0.217	$0.168	$0.173	$0.226	$0.220
Net realized and unrealized gain (loss)	0.187	0.075	(0.201)	0.260	(0.341)

Total income (loss) from operations	$0.404	$0.243	$(0.028)	$0.486	$(0.121)

Less Distributions
From net investment income	$(0.254)	$(0.243)	$(0.258)	$(0.306)	$(0.326)
From net realized gain	—	—	(0.004)	—	(0.113)

Total distributions	$(0.254)	$(0.243)	$(0.262)	$(0.306)	$(0.439)

Net asset value — End of year	$9.840	$9.690	$9.690	$9.980	$9.800

Total Return(2)(3)	4.20%	2.48%	(0.31)%	5.00%	(1.18)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$34,064	$37,290	$34,501	$25,821	$36,947
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.21%	1.69%	1.75%	2.27%	2.19%
Portfolio Turnover of the Portfolio	123%	132%	159%	134%	107%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.21%, 0.24% and 0.28% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.680	$9.680	$9.960	$9.780	$10.350

Income (Loss) From Operations
Net investment income(1)	$0.241	$0.193	$0.199	$0.249	$0.248
Net realized and unrealized gain (loss)	0.187	0.074	(0.193)	0.261	(0.354)

Total income (loss) from operations	$0.428	$0.267	$0.006	$0.510	$(0.106)

Less Distributions
From net investment income	$(0.278)	$(0.267)	$(0.282)	$(0.330)	$(0.351)
From net realized gain	—	—	(0.004)	—	(0.113)

Total distributions	$(0.278)	$(0.267)	$(0.286)	$(0.330)	$(0.464)

Net asset value — End of year	$9.830	$9.680	$9.680	$9.960	$9.780

Total Return(2)(3)	4.47%	2.73%	0.04%	5.27%	(1.04)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$130,714	$115,294	$55,607	$40,753	$46,336
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.46%	1.95%	2.01%	2.50%	2.47%
Portfolio Turnover of the Portfolio	123%	132%	159%	134%	107%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.21%, 0.24% and 0.28% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (34.3% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

12

Eaton Vance

Core Bond Fund

December 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$4,092,083	$3,355,875

During the year ended December 31, 2017, accumulated net realized loss was increased by $547,601 and accumulated distributions in excess of net investment income was decreased by $547,601 due to differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$55,280
Deferred capital losses	$(555,256)
Net unrealized appreciation	$292,114
Other temporary differences	$(61,648)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio and the timing of recognizing distributions to shareholders.

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $555,256 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $415,223 are short-term and $140,033 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74% and 0.49% (0.75% and 0.50% prior to June 1, 2017) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2019. Pursuant to this agreement, EVM was allocated $168,584 of the Fund’s operating expenses for the year ended December 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $2,796 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,885 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $85,394 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

13

Eaton Vance

Core Bond Fund

December 31, 2017

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $36,555,064 and $29,103,889, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	865,250	1,611,630
Issued to shareholders electing to receive payments of distributions in Fund shares	86,763	88,228
Redemptions	(1,339,027)	(1,409,771)

Net increase (decrease)	(387,014)	290,087

	Year Ended December 31,
Class I	2017	2016

Sales	5,107,950	10,820,087
Issued to shareholders electing to receive payments of distributions in Fund shares	130,382	53,144
Redemptions	(3,852,006)	(4,700,988)

Net increase	1,386,326	6,172,243

At December 31, 2017, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 55.9% of the value of the outstanding shares of the Fund.

14

Eaton Vance

Core Bond Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Core Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Core Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

15

Eaton Vance

Core Bond Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

16

Core Bond Portfolio

December 31, 2017

Portfolio of Investments

Corporate Bonds & Notes — 42.4%

Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 0.7%
Azul Investments, LLP, 5.875%, 10/26/24(1)	$625	$622,656
Embraer Netherlands Finance B.V., 5.40%, 2/1/27	1,301	1,406,706
Lockheed Martin Corp., 4.70%, 5/15/46	810	948,061
WestJet Airlines, Ltd., 3.50%, 6/16/21(1)	620	626,214

		$3,603,637

Automotive — 1.4%
Ford Motor Credit Co., LLC, 2.979%, 8/3/22	$2,503	$2,496,495
General Motors Co., 4.20%, 10/1/27	2,383	2,470,425
General Motors Financial Co., Inc., 3.50%, 11/7/24	1,149	1,148,119
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	545	574,294

		$6,689,333

Banks — 13.3%
American Express Co., 3.625%, 12/5/24	$1,162	$1,197,174
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	1,084	1,078,120
Banco Santander SA, 3.125%, 2/23/23	1,645	1,638,321
Bank of America Corp., 2.881% to 4/24/22, 4/24/23(2)	1,425	1,427,782
Bank of America Corp., 3.124% to 1/20/22, 1/20/23(2)	2,420	2,455,965
Bank of America Corp., 3.30%, 1/11/23	1,237	1,266,148
Bank of America Corp., 3.593% to 7/21/27, 7/21/28(2)	4,880	4,964,815
Barclays PLC, 4.836%, 5/9/28	1,480	1,541,752
Capital One, N.A., 2.65%, 8/8/22	1,780	1,763,024
Capital One Bank (USA), N.A., 3.375%, 2/15/23	892	901,728
Capital One Financial Corp., 2.50%, 5/12/20	485	484,638
Capital One Financial Corp., 3.30%, 10/30/24	3,227	3,219,457
Capital One Financial Corp., 3.75%, 4/24/24	700	719,968
Citigroup, Inc., 3.668% to 7/24/27, 7/24/28(2)	3,400	3,452,603
Citigroup, Inc., 3.70%, 1/12/26	1,000	1,031,030
Citigroup, Inc., 3.887% to 1/10/27, 1/10/28(2)	909	941,698
Citigroup, Inc., 4.50%, 1/14/22	725	771,852
Citizens Financial Group, Inc., 4.30%, 12/3/25	1,399	1,469,468
Commonwealth Bank of Australia, 2.50%, 9/18/22(1)	1,050	1,038,713
Discover Bank, 3.20%, 8/9/21	950	964,416
Discover Financial Services, 3.95%, 11/6/24	490	501,145
Fifth Third Bancorp, 4.30%, 1/16/24	1,131	1,201,740
First Horizon National Corp., 3.50%, 12/15/20	702	717,303
Goldman Sachs Group, Inc. (The), 2.905% to 7/24/22, 7/24/23(2)	1,909	1,897,432
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	916	930,077
Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26	970	996,754
Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27	1,510	1,551,465

Security	Principal Amount (000’s omitted)	Value

Banks (continued)
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$1,151	$1,276,820
JPMorgan Chase & Co., 2.70%, 5/18/23	1,988	1,976,139
JPMorgan Chase & Co., 3.782% to 2/1/27, 2/1/28(2)	1,000	1,037,151
JPMorgan Chase & Co., 5.625%, 8/16/43	628	781,940
Morgan Stanley, 2.20%, 12/7/18	3,495	3,499,779
Morgan Stanley, 3.591% to 7/22/27, 7/22/28(2)	4,750	4,798,084
Morgan Stanley, 4.00%, 7/23/25	2,220	2,326,168
Morgan Stanley, 4.35%, 9/8/26	643	674,812
Morgan Stanley, 4.875%, 11/1/22	1,132	1,220,117
PPTT, 2006-A GS, Class A, 5.997%(1)(3)	259	255,270
Regions Financial Corp., 2.75%, 8/14/22	640	638,589
Regions Financial Corp., 3.20%, 2/8/21	1,526	1,553,620
Santander Holdings USA, Inc., 2.70%, 5/24/19	685	686,657
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	743,639
Synchrony Bank, 3.00%, 6/15/22	410	408,701
Synovus Financial Corp., 3.125%, 11/1/22	622	617,615
Wells Fargo & Co., 3.45%, 2/13/23	948	966,594

		$63,586,283

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	$730	$848,695
Dr Pepper Snapple Group, Inc., 3.43%, 6/15/27(1)	618	620,049

		$1,468,744

Building Materials — 0.4%
Masco Corp., 3.50%, 11/15/27	$940	$928,313
Owens Corning, 4.20%, 12/15/22	502	526,865
Vulcan Materials Co., 4.50%, 6/15/47	479	490,610

		$1,945,788

Chemicals — 1.4%
Ecolab, Inc., 2.375%, 8/10/22	$2,392	$2,367,490
Ecolab, Inc., 3.95%, 12/1/47(1)	883	905,678
Ecolab, Inc., 5.50%, 12/8/41	109	136,847
Mexichem SAB de CV, 5.50%, 1/15/48(1)	2,000	1,952,500
Mosaic Co. (The), 3.25%, 11/15/22	1,311	1,300,804

		$6,663,319

Commercial Services — 0.7%
Block Financial, LLC, 5.25%, 10/1/25	$870	$935,146
Moody’s Corp., 3.25%, 1/15/28(1)	1,414	1,400,418
Total System Services, Inc., 3.75%, 6/1/23	1,080	1,103,709

		$3,439,273

17	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Computers — 2.9%
Apple, Inc., 2.85%, 2/23/23	$1,080	$1,095,235
Dell International, LLC/EMC Corp., 3.48%, 6/1/19(1)	4,600	4,658,813
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	2,350	2,450,423
EMC Corp., 1.875%, 6/1/18	4,971	4,947,737
EMC Corp., 3.375%, 6/1/23	1,015	979,659

		$14,131,867

Diversified Financial Services — 3.0%
Air Lease Corp., 3.375%, 6/1/21	$1,200	$1,226,653
Ally Financial, Inc., 3.25%, 11/5/18	4,700	4,717,625
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)	540	540,675
Brookfield Finance, LLC, 4.00%, 4/1/24	1,070	1,108,956
Legg Mason, Inc., 4.75%, 3/15/26	667	715,710
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(1)	432	455,092
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)	510	521,575
Synchrony Financial, 2.615%, (3 mo. USD LIBOR + 1.23%), 2/3/20(4)	3,465	3,514,832
UBS Group Funding Switzerland AG, 3.491%, 5/23/23(1)	1,450	1,474,384

		$14,275,502

Electric Utilities — 0.6%
Entergy Corp., 4.00%, 7/15/22	$1,046	$1,092,922
ITC Holdings Corp., 4.05%, 7/1/23	680	714,242
Pacific Gas & Electric Co., 4.00%, 12/1/46	965	967,537

		$2,774,701

Electrical and Electronic Equipment — 1.2%
FLIR Systems, Inc., 3.125%, 6/15/21	$910	$917,372
Jabil Circuit, Inc., 4.70%, 9/15/22	1,400	1,474,760
NXP B.V./NXP Funding, LLC, 4.125%, 6/15/20(1)	400	410,612
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	1,715	1,798,177
Tyco Electronics Group SA, 3.70%, 2/15/26	1,070	1,113,001

		$5,713,922

Foods — 0.7%
ESAL GmbH, 6.25%, 2/5/23(1)	$400	$382,000
Smithfield Foods, Inc., 2.65%, 10/3/21(1)	1,304	1,287,260
Smithfield Foods, Inc., 3.35%, 2/1/22(1)	1,482	1,486,215

		$3,155,475

Security	Principal Amount (000’s omitted)	Value

Health Services — 0.3%
MEDNAX, Inc., 5.25%, 12/1/23(1)	$1,420	$1,448,400

		$1,448,400

Healthcare Products — 0.3%
Becton Dickinson and Co., 3.70%, 6/6/27	$1,439	$1,452,487

		$1,452,487

Home Construction — 0.3%
Lennar Corp., 4.125%, 1/15/22	$313	$320,434
Toll Brothers Finance Corp., 4.875%, 3/15/27	940	977,600

		$1,298,034

Home Furnishings — 0.2%
Whirlpool Corp., 4.50%, 6/1/46	$914	$971,017

		$971,017

Household Products — 0.3%
Newell Brands, Inc., 3.85%, 4/1/23	$1,426	$1,477,058

		$1,477,058

Insurance — 0.5%
Marsh and McLennan Cos., Inc., 3.75%, 3/14/26	$841	$879,610
Principal Financial Group, Inc., 4.30%, 11/15/46	534	573,027
UnitedHealth Group, Inc., 2.875%, 12/15/21	724	733,543

		$2,186,180

Internet Software & Services — 0.4%
Seagate HDD Cayman, 3.75%, 11/15/18	$1,600	$1,624,200
Symantec Corp., 5.00%, 4/15/25(1)	500	521,250

		$2,145,450

Lodging and Gaming — 0.4%
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$160	$172,000
MGM Resorts International, 4.625%, 9/1/26	900	913,500
Wyndham Worldwide Corp., 4.50%, 4/1/27	700	712,433

		$1,797,933

Mining — 0.7%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	$900	$892,125
Glencore Funding, LLC, 4.00%, 3/27/27(1)	1,006	1,011,657
Yamana Gold, Inc., 4.625%, 12/15/27(1)	1,285	1,293,836

		$3,197,618

18	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 0.7%
Carlisle Cos., Inc., 3.50%, 12/1/24	$491	$495,506
Carlisle Cos., Inc., 3.75%, 12/1/27	2,300	2,327,887
Hexcel Corp., 3.95%, 2/15/27	702	716,795

		$3,540,188

Oil and Gas — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	$1,465	$1,486,975
Anadarko Petroleum Corp., 6.95%, 6/15/19	716	760,447
ConocoPhillips Co., 4.30%, 11/15/44	1,011	1,109,097
Ecopetrol SA, 5.875%, 9/18/23	1,400	1,550,500
EOG Resources, Inc., 4.15%, 1/15/26	1,330	1,417,531
Nabors Industries, Inc., 4.625%, 9/15/21	983	941,222
National Oilwell Varco, Inc., 3.95%, 12/1/42	800	710,357
Noble Energy, Inc., 3.90%, 11/15/24	937	964,642
Petroleos Mexicanos, 6.875%, 8/4/26	1,500	1,704,375
Pioneer Natural Resources Co., 4.45%, 1/15/26	1,400	1,505,164

		$12,150,310

Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	$835	$901,278

		$901,278

Pharmaceuticals — 0.2%
Celgene Corp., 3.55%, 8/15/22	$1,041	$1,073,260

		$1,073,260

Pipelines — 0.8%
Gulfstream Natural Gas, 4.60%, 9/15/25(1)	$431	$466,285
Plains All America Pipeline, L.P./PAA Finance Corp., 4.50%, 12/15/26	485	492,395
Plains All America Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	663	684,139
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27	750	805,167
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	880	971,843
Sunoco Logistics Partners Operations, L.P., 4.40%, 4/1/21	582	605,628

		$4,025,457

Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates, L.P., 5.95%, 12/15/26	$1,000	$931,617
Crown Castle International Corp., 3.20%, 9/1/24	851	843,238
Crown Castle International Corp., 3.65%, 9/1/27	750	749,454

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
DDR Corp., 3.625%, 2/1/25	$1,016	$1,000,696
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,283,456
EPR Properties, 4.50%, 6/1/27	1,350	1,359,840

		$6,168,301

Retail-Specialty and Apparel — 0.7%
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	$965	$974,447
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	295	312,700
Tapestry, Inc., 4.125%, 7/15/27	1,877	1,894,367

		$3,181,514

Software — 0.3%
CA, Inc., 3.60%, 8/15/22	$400	$405,911
Quintiles IMS, Inc., 5.00%, 10/15/26(1)	930	956,738

		$1,362,649

Technology — 0.2%
Broadcom Corp., 2.70%, 11/1/18	$1,000	$993,667

		$993,667

Telecommunications — 3.0%
AT&T, Inc., 2.303%, (3 mo. USD LIBOR + 0.89%), 2/14/23(4)	$2,371	$2,391,196
AT&T, Inc., 3.00%, 6/30/22	1,043	1,045,777
AT&T, Inc., 3.40%, 8/14/24	1,333	1,341,477
AT&T, Inc., 3.60%, 2/17/23	1,834	1,877,988
AT&T, Inc., 4.10%, 2/15/28(1)	3,900	3,919,626
AT&T, Inc., 5.15%, 2/14/50	1,200	1,210,694
Nokia Oyj, 4.375%, 6/12/27	1,500	1,486,500
Verizon Communications, Inc., 5.15%, 9/15/23	877	976,856

		$14,250,114

Thrifts & Mortgage Finance — 0.6%
Nationwide Building Society, 2.35%, 1/21/20(1)	$2,300	$2,299,116
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(2)	700	701,431

		$3,000,547

Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22(1)	$914	$905,976

		$905,976

19	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Utilities — 1.7%
American Water Capital Corp., 2.95%, 9/1/27	$1,426	$1,412,590
American Water Capital Corp., 3.40%, 3/1/25	365	376,395
American Water Capital Corp., 4.30%, 9/1/45	842	938,365
Baltimore Gas & Electric Co., 3.50%, 8/15/46	1,580	1,550,660
Duke Energy Florida Project Finance, LLC, 1.196%, 3/1/20	1,565	1,546,615
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,027,038
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,270	1,265,156

		$8,116,819

Total Corporate Bonds & Notes (identified cost $199,929,915)		$203,092,101

Agency Mortgage-Backed Securities — 23.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$875	$939,311
Pool #C03490, 4.50%, 8/1/40	726	779,345
Pool #C03815, 3.50%, 3/1/42	588	607,680
Pool #C03921, 3.50%, 5/1/42	621	642,868
Pool #C09031, 2.50%, 2/1/43	1,891	1,842,499
Pool #C09032, 3.50%, 2/1/43	1,023	1,056,454
Pool #C91875, 3.50%, 6/1/36	1,180	1,223,311
Pool #G04913, 5.00%, 3/1/38	818	890,233
Pool #G05958, 5.00%, 8/1/40	201	217,694
Pool #G07459, 3.50%, 8/1/43	2,304	2,379,257
Pool #G07589, 5.50%, 6/1/41	3,318	3,685,232
Pool #G08348, 5.00%, 6/1/39	207	224,397
Pool #G08524, 3.00%, 3/1/43	1,143	1,149,794
Pool #G08534, 3.00%, 6/1/43	1,981	1,993,438
Pool #G08596, 4.50%, 7/1/44	1,011	1,079,087
Pool #G08666, 3.00%, 9/1/45	2,389	2,395,594
Pool #G08670, 3.00%, 10/1/45	1,559	1,563,114
Pool #G08701, 3.00%, 4/1/46	2,394	2,398,724
Pool #G08717, 4.00%, 8/1/46	2,302	2,410,836
Pool #G08738, 3.50%, 12/1/46	2,139	2,198,918
Pool #G08758, 4.00%, 4/1/47	2,032	2,126,769
Pool #G60173, 4.00%, 7/1/45	1,265	1,333,423
Pool #G60761, 3.00%, 10/1/43	2,388	2,403,111
Pool #Q00285, 4.50%, 4/1/41	545	584,282
Pool #Q08641, 3.50%, 6/1/42	615	635,069
Pool #Q10378, 3.00%, 8/1/42	1,198	1,206,875
Pool #Q17453, 3.50%, 4/1/43	1,883	1,945,160

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #Q21661, 3.50%, 9/1/43	$997	$1,029,951
Pool #Q34310, 3.50%, 6/1/45	2,215	2,281,939
Pool #Q40264, 3.50%, 5/1/46	1,731	1,779,361
Pool #Q45051, 3.00%, 12/1/46	3,602	3,611,591
Pool #Q46889, 3.50%, 3/1/47	2,914	3,021,397
Pool #Q47999, 4.00%, 5/1/47	3,822	4,036,013

		$55,672,727

Federal National Mortgage Association:
Pool #735403, 5.00%, 4/1/35	$118	$127,315
Pool #735415, 6.50%, 12/1/32	254	288,486
Pool #889982, 5.50%, 11/1/38	64	71,027
Pool #890427, 3.50%, 4/1/42	1,163	1,201,511
Pool #929009, 6.00%, 1/1/38	191	215,078
Pool #995203, 5.00%, 7/1/35	24	25,978
Pool #AB3678, 3.50%, 10/1/41	3,949	4,099,707
Pool #AB6633, 3.50%, 10/1/42	1,023	1,056,423
Pool #AB8923, 3.00%, 4/1/43	1,437	1,446,031
Pool #AE0949, 4.00%, 2/1/41	330	348,436
Pool #AH1559, 4.00%, 12/1/40	127	133,571
Pool #AH9055, 4.50%, 4/1/41	425	456,438
Pool #AK6759, 3.50%, 3/1/42	1,051	1,086,228
Pool #AL5162, 3.00%, 9/1/43	1,055	1,061,085
Pool #AL6838, 4.00%, 4/1/43	869	916,035
Pool #AL7019, 3.50%, 11/1/42	1,972	2,038,164
Pool #AL7524, 5.00%, 7/1/41	1,161	1,254,316
Pool #AS3892, 4.00%, 11/1/44	1,216	1,275,644
Pool #AS4421, 4.00%, 2/1/45	849	895,239
Pool #AS5332, 4.00%, 7/1/45	1,464	1,541,894
Pool #AS6014, 4.00%, 10/1/45	951	1,001,687
Pool #AS6811, 3.00%, 3/1/46	1,756	1,759,684
Pool #AS9721, 4.00%, 6/1/47	2,873	3,008,095
Pool #AZ0857, 3.00%, 7/1/45	1,010	1,014,483
Pool #AZ3743, 3.50%, 11/1/45	2,497	2,568,753
Pool #BA0891, 3.50%, 1/1/46	2,785	2,863,450
Pool #BA0908, 3.50%, 3/1/46	1,675	1,722,602
Pool #BA3938, 3.50%, 1/1/46	2,060	2,118,325
Pool #BC1849, 3.00%, 5/1/46	3,151	3,156,795
Pool #BC6815, 3.00%, 6/1/46	2,249	2,253,042
Pool #BD1183, 3.50%, 12/1/46	1,383	1,421,249
Pool #BE2316, 3.50%, 1/1/47	3,404	3,499,020
Pool #MA0634, 4.50%, 1/1/31	758	806,546
Pool #MA0956, 4.00%, 1/1/42	1,361	1,434,542
Pool #MA1789, 4.50%, 2/1/44	918	986,377
Pool #MA2389, 3.50%, 9/1/35	714	740,464

20	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #MA2653, 4.00%, 6/1/46	$2,331	$2,441,152
Pool #MA2711, 3.00%, 8/1/46	1,771	1,760,953

		$54,095,825

Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	$1,836	$1,905,705

		$1,905,705

Total Agency Mortgage-Backed Securities (identified cost $112,812,221)		$111,674,257

Collateralized Mortgage Obligations — 3.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.052%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	$715	$733,399

		$733,399

Federal Home Loan Mortgage Corp.:
Series 3820, Class DJ, 3.00%, 11/15/35	$1,768	$1,778,733
Series 4030, Class PA, 3.50%, 6/15/40	1,376	1,409,225
Series 4423, Class A, 3.50%, 10/15/39	1,890	1,921,735

		$5,109,693

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (4)	$1,981	$1,981,927
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (4)	1,030	1,039,766
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (4)	1,275	1,315,844
Series 2017-C07, Class 1M1, 2.202%, (1 mo. USD LIBOR + 0.65%), 5/25/30 (4)	994	997,538

		$5,335,075

Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	$357	$384,114
Series 2011-117, Class QA, 3.50%, 10/25/31	1,145	1,150,401
Series 2011-135, Class PK, 4.50%, 5/25/40	1,241	1,288,145
Series 2013-6, Class HD, 1.50%, 12/25/42	313	298,605
Series 2013-130, Class EA, 3.00%, 6/25/38	1,396	1,405,173
Series 2014-70, Class KP, 3.50%, 3/25/44	1,458	1,497,698

		$6,024,136

Total Collateralized Mortgage Obligations (identified cost $17,262,995)		$17,202,303

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value

CFCRE Commercial Mortgage Trust
Series 2016-C7, Class C, 4.441%, 12/10/54(5)	$1,050	$1,080,211
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	825,863
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	575,029
Series 2014-CR21, Class C, 4.416%, 12/10/47(5)	500	499,200
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.364%, 12/15/49(5)	1,500	1,521,014
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D, 4.662%, 8/15/47(1)(5)	675	580,901
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(5)	500	434,609
Series 2014-C23, Class D, 3.958%, 9/15/47(1)(5)	250	216,883
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(5)	2,685	2,107,768
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class D, 4.052%, 1/15/46(1)(5)	2,000	1,908,341
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class C, 4.296%, 12/15/49(5)	1,050	1,070,590
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(4)	2,000	2,002,492
Motel 6 Trust
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	1,509	1,511,485
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(4)	610	612,178
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(1)(5)	1,350	1,356,616
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.541%, 9/15/58(5)	900	901,654
Series 2015-SG1, Class C, 4.469%, 9/15/48(5)	1,500	1,468,749

Total Commercial Mortgage-Backed Securities (identified cost $18,487,432)		$18,673,583

Asset-Backed Securities — 16.0%

Security	Principal Amount (000’s omitted)	Value

Automotive — 5.6%
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/20(1)	$1,853	$1,851,046
Series 2017-4, Class A, 2.00%, 7/10/20(1)	1,500	1,499,869

21	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Automotive (continued)
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class B, 2.21%, 5/10/21	$610	$609,726
Series 2016-4, Class A3, 1.53%, 7/8/21	825	819,804
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(1)	1,395	1,395,051
Series 2013-2A, Class A, 2.97%, 2/20/20(1)	2,000	2,013,716
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450	454,566
Canadian Pacer Auto Receivables Trust
Series 2017-1A, Class A2A, 1.772%, 12/19/19(1)	385	384,448
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,355	1,347,961
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	510	509,940
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	1,566	1,565,905
First Investors Auto Owner Trust
Series 2016-1A, Class A1, 1.92%, 5/15/20(1)	68	67,705
Series 2016-2A, Class A1, 1.53%, 11/16/20(1)	179	178,802
Series 2017-1A, Class A1, 1.69%, 4/15/21(1)	413	412,317
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,241
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,597
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	1,090	1,086,026
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A3, 1.26%, 2/16/21	1,650	1,639,034
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/20	759	758,191
Securitized Term Auto Receivables Trust
Series 2016-1A, Class A3, 1.524%, 3/25/20(1)	590	587,732
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(1)	1,187	1,183,472
Wheels SPV, LLC
Series 2017-1A, Class A1, 1.40%, 7/20/18(1)	1,064	1,064,268
Series 2017-1A, Class A2, 1.88%, 4/20/26(1)	1,000	997,154
World Omni Auto Receivables Trust
Series 2014-A, Class A4, 1.53%, 6/15/20	3,717	3,715,205
Series 2016-A, Class A2, 1.32%, 12/16/19	233	232,904
Series 2016-B, Class A2, 1.10%, 1/15/20	360	359,187
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,000	998,451

		$26,983,318

Security	Principal Amount (000’s omitted)	Value

Other — 7.3%
Ascentium Equipment Receivable Trust
Series 2016-1A, Class A3, 1.92%, 12/10/19(1)	$1,691	$1,689,899
Avant Loans Funding Trust
Series 2017-A, Class A, 2.41%, 3/15/21(1)	53	53,243
Series 2017-B, Class A, 2.29%, 6/15/20(1)	1,394	1,393,344
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	1,200	1,196,208
Conn Funding II L.P.
Series 2017-A, Class A, 2.73%, 7/15/19(1)	50	50,376
Series 2017-B, Class A, 2.73%, 7/15/20(1)	2,130	2,129,284
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	995	1,042,133
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	3,245	3,242,424
MarketPlace Loan Trust
Series 2015-CB1, Class A, 4.00%, 7/15/21(1)	3,067	3,073,495
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	2,391	2,394,350
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(1)	1,000	1,006,358
Series 2015-2A, Class A, 2.57%, 7/18/25(1)	738	738,120
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	1,925	1,908,706
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(1)	4,733	4,749,245
Series 2017-2A, Class A, 2.41%, 9/15/23(1)	997	997,896
Series 2017-3A, Class A, 2.36%, 11/15/23(1)	5,232	5,236,149
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	61	61,132
Series 2014-2A, Class B, 2.40%, 6/20/31(1)	551	549,198
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	191	191,386
Social Professional Loan Program, LLC
Series 2014-B, Class A2, 2.55%, 8/27/29(1)	640	639,931
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(1)	1,012	1,019,928
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	700	699,212
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(1)	1,100	1,094,143

		$35,156,160

Restaurants — 2.6%
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	$1,758	$1,797,437
Series 2017-1A, Class A2I, 3.629%, 11/20/47(1)	653	658,074
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	340	347,769

22	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants (continued)
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(1)	$2,370	$2,407,063
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	3,226	3,243,062
Series 2015-1A, Class A2II, 4.08%, 6/15/45(1)	2,947	3,023,652
Series 2018-1A, Class A2I, 3.573%, 3/15/48(1)(6)	710	710,666

		$12,187,723

Single Family Home Rental — 0.5%
Colony American Homes
Series 2014-1A, Class C, 3.327%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(4)	$915	$918,763
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	627	623,635
Invitation Homes Trust
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36(1)(4)	363	364,441
Series 2017-SFR2, Class C, 2.941%, (1 mo. USD LIBOR + 1.45%), 12/17/36(1)(4)	461	464,838

		$2,371,677

Total Asset-Backed Securities (identified cost $76,697,564)		$76,698,878

Foreign Government and Agency Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.1%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$554,691

		$554,691

Mexico — 0.2%
Government of Mexico, 4.00%, 10/2/23	$790	$828,710

		$828,710

Total Foreign Government and Agency Securities (identified cost $1,318,240)		$1,383,401

U.S. Treasury Obligations — 8.3%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 2.75%, 8/15/47	$26,200	$26,208,924
U.S. Treasury Inflation-Protected Bond, 1.75%, 1/15/28(7)	8,399	9,452,246
U.S. Treasury Note, 2.00%, 11/30/22	2,200	2,179,924
U.S. Treasury Note, 2.25%, 11/15/27	2,150	2,119,332

Total U.S. Treasury Obligations (identified cost $39,768,182)		$39,960,426

Preferred Securities — 0.1%

Security	Shares	Value

Insurance — 0.1%
American Overseas Group, Ltd., Series A, 5.277%, (3 mo. USD LIBOR + 3.557%)(4)(8)(9)	2,000	$400,000

Total Preferred Securities (identified cost $2,017,240)		$400,000

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(10)	8,356,132	$8,355,296

Total Short-Term Investments (identified cost $8,355,782)		$8,355,296

Total Purchased Options — 0.0%(11) (identified cost $115,030)		$86,250

Total Investments — 99.6% (identified cost $476,764,601)		$477,526,495

Other Assets, Less Liabilities — 0.4%		$1,837,599

Net Assets — 100.0%		$479,364,094

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $115,777,342 or 24.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

23	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Portfolio of Investments — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.

(6)	When-issued security.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8)	Non-income producing security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(11)	Amount is less than 0.05%.

Put Options Purchased — 0.0%(11)

Exchange-Traded Options — 0.0%(11)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 3/2018	240	$29,771,250	$122.00	2/23/18	$30,000
U.S. 10-Year Treasury Note Futures 3/2018	300	37,214,063	122.50	2/23/18	56,250

Total					$86,250

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	25	Short	Mar-18	$(3,101,171)	$12,463
U.S. Ultra-Long Treasury Bond	10	Long	Mar-18	1,676,562	9,672

					$22,135

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $468,408,819)	$469,171,199
Affiliated investment, at value (identified cost, $8,355,782)	8,355,296
Interest receivable	2,849,945
Dividends receivable from affiliated investment	6,305
Receivable from affiliate	4,782
Total assets	$480,387,527

Liabilities
Payable for when-issued securities	$710,000
Payable for variation margin on open financial futures contracts	703
Payable to affiliates:
Investment adviser fee	180,661
Trustees’ fees	6,565
Accrued expenses	125,504
Total liabilities	$1,023,433
Net Assets applicable to investors’ interest in Portfolio	$479,364,094

Sources of Net Assets
Investors’ capital	$478,580,065
Net unrealized appreciation	784,029
Total	$479,364,094

25	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Interest (net of foreign taxes, $210)	$14,008,714
Dividends from affiliated investment	68,483
Total investment income	$14,077,197

Expenses
Investment adviser fee	$2,145,405
Trustees’ fees and expenses	28,030
Custodian fee	137,999
Legal and accounting services	82,493
Miscellaneous	17,294
Total expenses	$2,411,221
Deduct —
Allocation of expenses to affiliate	$55,164
Total expense reductions	$55,164

Net expenses	$2,356,057

Net investment income	$11,721,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,677,757
Investment transactions — affiliated investment	(2,395)
Financial futures contracts	1,250
Net realized gain	$3,676,612
Change in unrealized appreciation (depreciation) —
Investments	$5,585,848
Investments — affiliated investment	15
Financial futures contracts	22,135
Net change in unrealized appreciation (depreciation)	$5,607,998

Net realized and unrealized gain	$9,284,610

Net increase in net assets from operations	$21,005,750

26	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$11,721,140	$8,848,020
Net realized gain	3,676,612	700,300
Net change in unrealized appreciation (depreciation)	5,607,998	(1,296,888)
Net increase in net assets from operations	$21,005,750	$8,251,432
Capital transactions —
Contributions	$55,689,460	$273,785,174
Withdrawals	(81,587,010)	(140,464,710)
Net increase (decrease) in net assets from capital transactions	$(25,897,550)	$133,320,464

Net increase (decrease) in net assets	$(4,891,800)	$141,571,896

Net Assets
At beginning of year	$484,255,894	$342,683,998
At end of year	$479,364,094	$484,255,894

27	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.49%	0.50%		0.50%		0.50%		0.50%
Net investment income	2.46%	2.01%		2.00%		2.47%		2.48%
Portfolio Turnover	123%	132	%(3)	159	%(3)	134	%(3)	107%

Total Return(2)	4.48%	2.73%		0.04%		5.27%		(1.04)%

Net assets, end of year (000’s omitted)	$479,364	$484,256		$342,684		$214,538		$177,700

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.02%, 0.03% and 0.07% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(3)	Includes the effect of To Be Announced (TBA) transactions.

28	See Notes to Financial Statements.

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 65.7% and 34.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

H  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $2,145,405 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $55,164 of the Portfolio’s operating expenses for the year ended December 31, 2017. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

30

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$249,948,604	$174,373,138
U.S. Government and Agency Securities	330,758,970	427,227,049

	$580,707,574	$601,600,187

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$477,254,116

Gross unrealized appreciation	$4,414,633
Gross unrealized depreciation	(4,228,504)

Net unrealized appreciation	$186,129

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2017 is included in the Portfolio of Investments. At December 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options thereon to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Financial futures contracts	$22,135	(1)	$—
Purchased options	86,250	(2)	—

Total	$108,385		$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or payable for variation margin on open futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

31

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Financial futures contracts	$1,250	$22,135
Purchased options	—	(28,780)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Investments, respectively.

The average notional cost of futures contracts outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$1,067,000	$240,000

The average number of purchased options contracts outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was 20 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Core Bond Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$203,092,101	$—	$203,092,101
Agency Mortgage-Backed Securities	—	111,674,257	—	111,674,257
Collateralized Mortgage Obligations	—	17,202,303	—	17,202,303
Commercial Mortgage-Backed Securities	—	18,673,583	—	18,673,583
Asset-Backed Securities	—	76,698,878	—	76,698,878
Foreign Government and Agency Securities	—	1,383,401	—	1,383,401
U.S. Treasury Obligations	—	39,960,426	—	39,960,426
Preferred Securities	—	—	400,000	400,000
Short-Term Investments	—	8,355,296	—	8,355,296
Put Options Purchased	86,250	—	—	86,250

Total Investments	$86,250	$477,040,245	$400,000	$477,526,495

Futures Contracts	$22,135	$—	$—	$22,135

Total	$108,385	$477,040,245	$400,000	$477,548,630

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

33

Core Bond Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

34

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

36

Eaton Vance

Core Bond Fund

December 31, 2017

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.17

Eaton Vance

Dividend Builder Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Dividend Builder Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	16 and 30

Federal Tax Information	17

Management and Organization	31

Important Notices	34

Eaton Vance

Dividend Builder Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Dividend Builder Fund (the Fund) had a total return of 18.89% for Class A shares at net asset value (NAV), underperforming its benchmark, the S&P 500 Index (the Index), which returned 21.83% for the period.

The Fund’s underperformance relative to the Index resulted from a combination of sector allocation and unfavorable stock selection. Among the 11 economic sectors in the Index, nine had positive returns for the 12-month period. The Fund recorded positive returns in all 11 sectors.

Stock selection in the consumer discretionary sector dragged down relative Fund performance versus the Index during the period ended December 31, 2017. In particular, the Fund’s holdings in the household durables and leisure products industries detracted from relative Fund performance. In the latter industry, toy maker Mattel, Inc. was among the Fund’s poorest-performing individual stocks amid sluggish markets and lowered earnings projections. The stock was sold during the period. In household durables, Newell Brands, Inc., a leading home products company, was another weak individual performer, as its earnings softened in the second half of the 12-month period. The industrials sector further detracted from relative Fund performance versus the Index. General Electric Co. was the Fund’s worst-performing individual stock for the period, as the industrial giant struggled with reorganization under new leadership. Also detracting from relative Fund performance was the information technology sector. Avnet, Inc., an electronics distributor, was among the Fund’s worst-performing individual stocks for the period amid pricing pressure in its key markets. The stock was sold during the period.

On the positive side, the consumer staples sector contributed the most to relative Fund performance versus the Index. In particular, the Fund’s holdings in the beverages industry delivered strong returns for the period. Stock selection in the energy sector also made a positive contribution to relative Fund performance. Among individual stocks, the Fund’s lack of exposure to industry giant Exxon Mobil Corp. was the largest contributor to relative Fund performance, as the stock lagged during the period. In the financials sector, stock selection and an overweight position boosted relative Fund performance. In particular, stock selection in the insurance and capital markets industries helped relative Fund performance. Real estate title-insurer First American Financial Corp. was among the Fund’s best-performing individual stocks, as the company benefited from a strengthening housing market during the 12-month period ended December 31, 2017.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

December 31, 2017

Performance2,3

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	18.89%	13.35%	5.14%
Class A with 5.75% Maximum Sales Charge	—	—	12.09	12.02	4.52
Class C at NAV	11/01/1993	12/18/1981	17.89	12.49	4.35
Class C with 1% Maximum Sales Charge	—	—	16.89	12.49	4.35
Class I at NAV	06/20/2005	12/18/1981	19.12	13.61	5.39
S&P 500 Index	—	—	21.83%	15.78%	8.49%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.04%	1.79%	0.79%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2007	$15,311	N.A.
Class I	$250,000	12/31/2007	$422,710	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Dividend Builder Fund

December 31, 2017

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Apple, Inc.	3.8%

Facebook, Inc., Class A	3.0

Verizon Communications, Inc.	2.9

Alphabet, Inc., Class C	2.9

Johnson & Johnson	2.5

3M Co.	2.4

Altria Group, Inc.	2.2

Home Depot, Inc. (The)	2.2

CME Group, Inc.	2.2

JPMorgan Chase & Co.	2.2

Total	26.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Dividend Builder Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Dividend Builder Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,118.90	$5.45	1.02%
Class C	$1,000.00	$1,113.90	$9.43	1.77%
Class I	$1,000.00	$1,119.60	$4.11	0.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.19	1.02%
Class C	$1,000.00	$1,016.30	$9.00	1.77%
Class I	$1,000.00	$1,021.30	$3.92	0.77%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Dividend Builder Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Dividend Builder Portfolio, at value (identified cost, $838,755,467)	$989,528,154
Receivable for Fund shares sold	373,827
Total assets	$989,901,981

Liabilities
Payable for Fund shares redeemed	$1,079,184
Payable to affiliates:
Distribution and service fees	270,371
Trustees’ fees	125
Accrued expenses	229,888
Total liabilities	$1,579,568
Net Assets	$988,322,413

Sources of Net Assets
Paid-in capital	$823,968,432
Accumulated undistributed net investment income	2,218,498
Accumulated net realized gain from Portfolio	11,362,796
Net unrealized appreciation from Portfolio	150,772,687
Total	$988,322,413

Class A Shares
Net Assets	$674,420,702
Shares Outstanding	46,361,855
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.55
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.44

Class C Shares
Net Assets	$149,297,810
Shares Outstanding	10,210,372
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.62

Class I Shares
Net Assets	$164,603,901
Shares Outstanding	11,324,891
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends allocated from Portfolio (net of foreign taxes, $323,107)	$28,612,996
Other income allocated from Portfolio	298,169
Securities lending income allocated from Portfolio, net	129,943
Expenses allocated from Portfolio	(6,607,225)
Total investment income from Portfolio	$22,433,883

Expenses
Distribution and service fees
Class A	$1,659,448
Class C	1,538,063
Trustees’ fees and expenses	500
Custodian fee	57,997
Transfer and dividend disbursing agent fees	676,348
Legal and accounting services	54,737
Printing and postage	70,653
Registration fees	54,626
Miscellaneous	16,728
Total expenses	$4,129,100

Net investment income	$18,304,783

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$83,887,795
Written options	(3,756,542)
Foreign currency transactions	(37,405)
Net realized gain	$80,093,848
Change in unrealized appreciation (depreciation) —
Investments	$69,307,872
Written options	(1,676,712)
Foreign currency	44,512
Net change in unrealized appreciation (depreciation)	$67,675,672

Net realized and unrealized gain	$147,769,520

Net increase in net assets from operations	$166,074,303

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$18,304,783	$19,187,500
Net realized gain	80,093,848	48,370,732
Net change in unrealized appreciation (depreciation)	67,675,672	16,539,640
Net increase in net assets from operations	$166,074,303	$84,097,872
Distributions to shareholders —
From net investment income
Class A	$(12,311,304)	$(13,762,416)
Class C	(1,676,912)	(2,014,010)
Class I	(3,038,650)	(2,385,560)
From net realized gain
Class A	(52,786,290)	(26,297,186)
Class C	(11,708,051)	(6,214,210)
Class I	(12,683,590)	(4,158,941)
Total distributions to shareholders	$(94,204,797)	$(54,832,323)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,845,467	$39,291,532
Class C	8,547,081	14,564,408
Class I	68,649,361	32,481,418
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	55,910,323	35,095,746
Class C	12,314,314	7,042,824
Class I	13,790,271	5,375,099
Cost of shares redeemed
Class A	(149,700,017)	(121,207,612)
Class C	(46,479,020)	(29,437,260)
Class I	(41,660,421)	(35,313,548)
Net decrease in net assets from Fund share transactions	$(45,782,641)	$(52,107,393)

Net increase (decrease) in net assets	$26,086,865	$(22,841,844)

Net Assets
At beginning of year	$962,235,548	$985,077,392
At end of year	$988,322,413	$962,235,548

Accumulated undistributed net investment income included in net assets
At end of year	$2,218,498	$2,596,416

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$13.510	$13.110	$14.190	$13.430	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.282	$0.278	$0.238	$0.269	$0.158
Net realized and unrealized gain	2.212	0.907	0.178	1.269	2.582

Total income from operations	$2.494	$1.185	$0.416	$1.538	$2.740

Less Distributions
From net investment income	$(0.264)	$(0.264)	$(0.236)	$(0.195)	$(0.180)
From net realized gain	(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(1.454)	$(0.785)	$(1.496)	$(0.778)	$(0.180)

Net asset value — End of year	$14.550	$13.510	$13.110	$14.190	$13.430

Total Return(2)	18.89%	9.21%	2.91%	11.73%	25.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$674,421	$685,372	$711,199	$758,216	$787,254
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.03%	1.04%	1.04%	1.05%	1.06%
Net investment income	1.98%	2.09%	1.67%	1.92%	1.30%
Portfolio Turnover of the Portfolio	86%	97%	99%	93%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$13.580	$13.160	$14.250	$13.480	$10.910

Income (Loss) From Operations
Net investment income(1)	$0.177	$0.179	$0.132	$0.163	$0.067
Net realized and unrealized gain	2.209	0.926	0.167	1.278	2.592

Total income from operations	$2.386	$1.105	$0.299	$1.441	$2.659

Less Distributions
From net investment income	$(0.156)	$(0.164)	$(0.129)	$(0.088)	$(0.089)
From net realized gain	(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(1.346)	$(0.685)	$(1.389)	$(0.671)	$(0.089)

Net asset value — End of year	$14.620	$13.580	$13.160	$14.250	$13.480

Total Return(2)	17.89%	8.51%	2.05%	10.90%	24.47%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$149,298	$163,138	$165,915	$175,086	$175,875
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.78%	1.79%	1.79%	1.80%	1.81%
Net investment income	1.24%	1.34%	0.92%	1.16%	0.55%
Portfolio Turnover of the Portfolio	86%	97%	99%	93%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$13.500	$13.100	$14.180	$13.430	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.316	$0.312	$0.274	$0.296	$0.189
Net realized and unrealized gain	2.204	0.906	0.178	1.268	2.581

Total income from operations	$2.520	$1.218	$0.452	$1.564	$2.770

Less Distributions
From net investment income	$(0.300)	$(0.297)	$(0.272)	$(0.231)	$(0.210)
From net realized gain	(1.190)	(0.521)	(1.260)	(0.583)	—

Total distributions	$(1.490)	$(0.818)	$(1.532)	$(0.814)	$(0.210)

Net asset value — End of year	$14.530	$13.500	$13.100	$14.180	$13.430

Total Return(2)	19.12%	9.49%	3.10%	12.01%	25.72%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$164,604	$113,726	$107,963	$103,942	$67,746
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.78%	0.79%	0.79%	0.80%	0.81%
Net investment income	2.22%	2.35%	1.92%	2.10%	1.55%
Portfolio Turnover of the Portfolio	86%	97%	99%	93%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Eaton Vance

Dividend Builder Fund

December 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$33,448,384	$19,134,171
Long-term capital gains	$60,756,413	$35,698,152

During the year ended December 31, 2017, accumulated net realized gain was decreased by $4,924,362, accumulated undistributed net investment income was decreased by $1,655,835 and paid-in capital was increased by $6,580,197 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Portfolio. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$7,139,055
Undistributed long-term capital gains	$8,407,413
Net unrealized appreciation	$148,807,513

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the Fund’s investment in the Portfolio and the tax treatment of short-term capital gains.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $77,694 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,134 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $1,659,448 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $1,153,547 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $384,516 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Dividend Builder Fund

December 31, 2017

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by each of Class A and Class C shareholders.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $828,296 and $146,899,349, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	2,305,590	2,976,973
Issued to shareholders electing to receive payments of distributions in Fund shares	3,895,803	2,619,391
Redemptions	(10,551,829)	(9,150,217)

Net decrease	(4,350,436)	(3,553,853)

	Year Ended December 31,
Class C	2017	2016

Sales	594,697	1,094,105
Issued to shareholders electing to receive payments of distributions in Fund shares	852,568	522,281
Redemptions	(3,252,696)	(2,205,535)

Net decrease	(1,805,431)	(589,149)

	Year Ended December 31,
Class I	2017	2016

Sales	4,866,028	2,442,886
Issued to shareholders electing to receive payments of distributions in Fund shares	960,791	401,602
Redemptions	(2,923,307)	(2,667,037)

Net increase	2,903,512	177,451

15

Eaton Vance

Dividend Builder Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Dividend Builder Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Dividend Builder Fund (the “Fund”) (one of the funds constituting
Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

16

Eaton Vance

Dividend Builder Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $25,938,420, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 50.59% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $59,098,916 or, if subsequently determined to be different, the net capital gain of such year.

17

Dividend Builder Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.2%

Security	Shares	Value

Aerospace & Defense — 3.6%
CAE, Inc.	549,900	$10,214,928
Lockheed Martin Corp.	41,400	13,291,470
Textron, Inc.	210,700	11,923,513

		$35,429,911

Auto Components — 0.7%
Aptiv PLC	63,900	$5,420,637
Delphi Technologies PLC(1)	21,566	1,131,568

		$6,552,205

Automobiles — 0.5%
Ford Motor Co.	361,100	$4,510,139

		$4,510,139

Banks — 6.3%
Canadian Imperial Bank of Commerce	107,072	$10,438,029
First Hawaiian, Inc.	301,200	8,789,016
JPMorgan Chase & Co.	203,100	21,719,514
Wells Fargo & Co.	352,400	21,380,108

		$62,326,667

Beverages — 1.0%
Diageo PLC	279,700	$10,252,229

		$10,252,229

Biotechnology — 3.5%
AbbVie, Inc.	125,000	$12,088,750
Alexion Pharmaceuticals, Inc.(1)	18,000	2,152,620
Biogen, Inc.(1)	9,200	2,930,844
Celgene Corp.(1)	56,240	5,869,206
Gilead Sciences, Inc.	104,400	7,479,216
Incyte Corp.(1)	21,700	2,055,207
Vertex Pharmaceuticals, Inc.(1)	16,200	2,427,732

		$35,003,575

Capital Markets — 4.1%
Blackstone Group LP (The)	276,500	$8,853,530
CME Group, Inc.	148,800	21,732,240
Invesco, Ltd.	279,200	10,201,968

		$40,787,738

Security	Shares	Value

Chemicals — 1.2%
LyondellBasell Industries NV, Class A	104,739	$11,554,807

		$11,554,807

Commercial Services & Supplies — 1.1%
Deluxe Corp.	140,300	$10,780,652

		$10,780,652

Communications Equipment — 0.8%
Cisco Systems, Inc.	213,300	$8,169,390

		$8,169,390

Consumer Finance — 1.0%
Navient Corp.	760,300	$10,127,196

		$10,127,196

Containers & Packaging — 1.8%
International Paper Co.	316,053	$18,312,111

		$18,312,111

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.(1)	69,800	$6,561,200

		$6,561,200

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	548,980	$29,057,511

		$29,057,511

Electric Utilities — 1.1%
Southern Co. (The)	226,500	$10,892,385

		$10,892,385

Electronic Equipment, Instruments & Components — 1.0%
FLIR Systems, Inc.	210,700	$9,822,834

		$9,822,834

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	113,300	$7,635,287

		$7,635,287

Equity Real Estate Investment Trusts (REITs) — 2.9%
Equity Residential	151,300	$9,648,401
Extra Space Storage, Inc.	119,456	10,446,427

18	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties, Inc.	191,200	$8,246,456

		$28,341,284

Food & Staples Retailing — 1.4%
US Foods Holding Corp.(1)	432,800	$13,819,304

		$13,819,304

Food Products — 1.4%
Pinnacle Foods, Inc.	232,000	$13,797,040

		$13,797,040

Health Care Equipment & Supplies — 1.7%
Danaher Corp.	78,600	$7,295,652
Medtronic PLC	118,800	9,593,100

		$16,888,752

Health Care Providers & Services — 2.0%
Aetna, Inc.	109,100	$19,680,549

		$19,680,549

Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	140,016	$9,729,712

		$9,729,712

Household Durables — 1.1%
Newell Brands, Inc.	353,200	$10,913,880

		$10,913,880

Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners L.P.	235,920	$10,170,511

		$10,170,511

Industrial Conglomerates — 3.0%
3M Co.	100,000	$23,537,000
General Electric Co.	373,700	6,521,065

		$30,058,065

Insurance — 3.2%
American Financial Group, Inc.	90,700	$9,844,578
Chubb, Ltd.	64,700	9,454,611
First American Financial Corp.	217,600	12,194,304

		$31,493,493

Security	Shares	Value

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	17,200	$20,114,884

		$20,114,884

Internet Software & Services — 6.9%
Alphabet, Inc., Class C(1)	27,114	$28,372,090
Facebook, Inc., Class A(1)	170,800	30,139,368
Twitter, Inc.(1)	397,100	9,534,371

		$68,045,829

IT Services — 2.9%
Amdocs, Ltd.	140,000	$9,167,200
Cognizant Technology Solutions Corp., Class A	52,100	3,700,142
International Business Machines Corp.	37,172	5,702,928
Leidos Holdings, Inc.	154,300	9,963,151

		$28,533,421

Machinery — 0.4%
Caterpillar, Inc.	25,600	$4,034,048

		$4,034,048

Media — 3.9%
Interpublic Group of Cos., Inc. (The)	724,500	$14,605,920
Time Warner, Inc.	138,963	12,710,946
Walt Disney Co. (The)	108,200	11,632,582

		$38,949,448

Metals & Mining — 0.3%
Rio Tinto PLC ADR(2)	58,400	$3,091,112

		$3,091,112

Multi-Utilities — 0.9%
Sempra Energy	79,700	$8,521,524

		$8,521,524

Oil, Gas & Consumable Fuels — 5.4%
BP PLC	1,091,400	$7,656,487
Chevron Corp.	123,300	15,435,927
ConocoPhillips	143,800	7,893,182
Phillips 66	118,300	11,966,045
Royal Dutch Shell PLC, Class B	299,200	10,075,268

		$53,026,909

19	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 5.4%
Eli Lilly & Co.	41,700	$3,521,982
Johnson & Johnson	174,400	24,367,168
Merck & Co., Inc.	120,800	6,797,416
Pfizer, Inc.	527,400	19,102,428

		$53,788,994

Road & Rail — 0.9%
Kansas City Southern	89,600	$9,427,712

		$9,427,712

Semiconductors & Semiconductor Equipment — 4.6%
Intel Corp.	263,700	$12,172,392
QUALCOMM, Inc.	282,000	18,053,640
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,500	7,910,175
Texas Instruments, Inc.	67,800	7,081,032

		$45,217,239

Software — 2.5%
Adobe Systems, Inc.(1)	84,600	$14,825,304
Microsoft Corp.	115,467	9,877,047

		$24,702,351

Specialty Retail — 2.2%
Home Depot, Inc. (The)	115,800	$21,947,574

		$21,947,574

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	220,837	$37,372,246
HP, Inc.	674,300	14,167,043

		$51,539,289

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	238,400	$10,544,432

		$10,544,432

Tobacco — 3.8%
Altria Group, Inc.	307,490	$21,957,861
Philip Morris International, Inc.	146,935	15,523,683

		$37,481,544

Total Common Stocks (identified cost $830,355,628)		$981,634,737

Short-Term Investments — 0.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	5,215,284	$5,214,763
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,122,064	3,122,064

Total Short-Term Investments (identified cost $8,337,161)		$8,336,827

Total Investments — 100.0% (identified cost $838,692,789)		$989,971,564

Other Assets, Less Liabilities — (0.0)%(5)		$(443,336)

Net Assets — 100.0%		$989,528,228

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $3,060,201.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(4)	Represents investment of cash collateral received in connection with securities lending.

(5)	Amount is less than (0.05)%.

Abbreviations:

ADR	–	American Depositary Receipt

20	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value including $3,060,201 of securities on loan (identified cost, $833,477,692)	$984,756,801
Affiliated investment, at value (identified cost, $5,215,097)	5,214,763
Foreign currency, at value (identified cost, $29,479)	29,479
Dividends receivable	1,860,262
Dividends receivable from affiliated investment	5,116
Securities lending income receivable	5,439
Tax reclaims receivable	1,493,043
Total assets	$993,364,903

Liabilities
Collateral for securities loaned	$3,122,064
Payable to affiliates:
Investment adviser fee	536,668
Trustees’ fees	13,056
Accrued expenses	164,887
Total liabilities	$3,836,675
Net Assets applicable to investors’ interest in Portfolio	$989,528,228

Sources of Net Assets
Investors’ capital	$838,234,517
Net unrealized appreciation	151,293,711
Total	$989,528,228

21	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $323,107)	$28,591,818
Dividends from affiliated investment	21,178
Other income	298,171
Securities lending income, net	129,943
Total investment income	$29,041,110

Expenses
Investment adviser fee	$6,160,339
Trustees’ fees and expenses	55,325
Custodian fee	233,074
Legal and accounting services	70,189
Miscellaneous	88,298
Total expenses	$6,607,225

Net investment income	$22,433,885

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$83,887,775
Investment transactions — affiliated investment	27
Written options	(3,756,543)
Foreign currency transactions	(37,405)
Net realized gain	$80,093,854
Change in unrealized appreciation (depreciation) —
Investments	$69,308,153
Investments — affiliated investment	(276)
Written options	(1,676,712)
Foreign currency	44,512
Net change in unrealized appreciation (depreciation)	$67,675,677

Net realized and unrealized gain	$147,769,531

Net increase in net assets from operations	$170,203,416

22	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$22,433,885	$23,578,596
Net realized gain	80,093,854	48,370,733
Net change in unrealized appreciation (depreciation)	67,675,677	16,539,640
Net increase in net assets from operations	$170,203,416	$88,488,969
Capital transactions —
Contributions	$828,296	$9,431,750
Withdrawals	(146,899,349)	(121,235,079)
Net decrease in net assets from capital transactions	$(146,071,053)	$(111,803,329)

Net increase (decrease) in net assets	$24,132,363	$(23,314,360)

Net Assets
At beginning of year	$965,395,865	$988,710,225
At end of year	$989,528,228	$965,395,865

23	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.32%	2.45%	2.02%	2.28%	1.67%
Portfolio Turnover	86%	97%	99%	93%	59%

Total Return	19.30%	9.60%	3.28%	12.13%	25.87%

Net assets, end of year (000’s omitted)	$989,528	$965,396	$988,710	$1,038,631	$1,082,543

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

24	See Notes to Financial Statements.

Dividend Builder Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by
Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the year ended December 31, 2017, the Portfolio received approximately $298,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is reflected as Other income in the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

25

Dividend Builder Portfolio

December 31, 2017

Notes to Financial Statements — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $6,160,339 or 0.64% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

26

Dividend Builder Portfolio

December 31, 2017

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $825,093,975 and $954,537,636, respectively, for the year ended December 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$839,639,096

Gross unrealized appreciation	$169,252,455
Gross unrealized depreciation	(18,919,987)

Net unrealized appreciation	$150,332,468

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2017, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2017, the Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuations in security prices.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$1,750,170	$(627,491)
Written options	(3,756,543)	(1,676,712)

Total	$(2,006,373)	$(2,304,203)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased and written options contracts outstanding during the year ended December 31, 2017, which are indicative of the volume of these derivative types, were 377 and 1,733 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or

27

Dividend Builder Portfolio

December 31, 2017

Notes to Financial Statements — continued

unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2017, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,060,201 and $3,122,064, respectively. Collateral received included cash of $3,122,064. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at December 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Dividend Builder Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$129,823,474	$—		$—	$129,823,474
Consumer Staples	65,097,888	10,252,229		—	75,350,117
Energy	42,930,441	17,731,755		—	60,662,196
Financials	144,735,094	—		—	144,735,094
Health Care	125,361,870	—		—	125,361,870
Industrials	89,730,388	—		—	89,730,388
Information Technology	236,030,353	—		—	236,030,353
Materials	32,958,030	—		—	32,958,030
Real Estate	28,341,284	—		—	28,341,284
Telecommunication Services	29,057,511	—		—	29,057,511
Utilities	29,584,420	—		—	29,584,420

Total Common Stocks	$953,650,753	$27,983,984	*	$—	$981,634,737
Short-Term Investments	$3,122,064	$5,214,763		$—	$8,336,827

Total Investments	$956,772,817	$33,198,747		$—	$989,971,564

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Dividend Builder Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Dividend Builder Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Dividend Builder Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

30

Eaton Vance

Dividend Builder Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Dividend Builder Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with
Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

31

Eaton Vance

Dividend Builder Fund

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

32

Eaton Vance

Dividend Builder Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on
Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds,
Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159    12.31.17

Eaton Vance

Greater India Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Greater India Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 32

Federal Tax Information	19

Board of Trustees’ Contract Approval	33

Management and Organization	35

Important Notices	38

Eaton Vance

Greater India Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Despite global political uncertainty and protectionism concerns, Indian equities rallied in January 2017 on expectations of fiscal stimulus, the realization that the risk-off reaction to demonetization may have been overdone, and growth optimism owing to a strong global Purchasing Managers’ Index (PMI). In February 2017, a pragmatic Union Budget of India outlined the direction and pace of the government’s economic policies for the coming year, which was supportive of risk sentiment. In addition, India’s third-quarter 2017 gross domestic product (GDP) came in at 7%, exceeding expectations and allaying worries about the negative growth impact of demonetization. In March 2017, large gains in state elections for the ruling Bharatiya Janata Party (BJP), notably in Uttar Pradesh (India’s most populous state), signaled support for the Modi-led government. The elections were viewed as a referendum on demonetization.

Indian equities were mostly range-bound throughout April 2017, until first round results of the French presidential election and the diminishing risk of populism in Europe buoyed global equities. The Reserve Bank of India (RBI) kept its benchmark interest rate unchanged at 6.25%, but tightened its policy rate corridor to 25 basis points (bps) from 50bps. Continued progress on the Goods and Services Tax (GST) implementation and a better outlook for the monsoon season were constructive for Indian equities in May 2017, offsetting softer economic data. GDP growth decelerated in the first quarter of 2017, coming in at 6.1% year-over-year (YoY) and meaningfully missing consensus expectations of 7.1% YoY. Domestic monetary and fiscal policy developments were supportive in June 2017, with continued progress on GST, expectations of monetary easing and the RBI’s efforts to resolve asset quality issues. Nonetheless, Indian equities sold off on concerns around the growth impact of the GST rollout, as well as elevated valuations.

In July 2017, Indian equities had a strong month and outperformed broader emerging-market equities, aided by several tailwinds for market sentiment. These included a smooth GST rollout, a favorable monsoon season and higher market expectations of rate cuts due to moderating inflation. Although the RBI cut interest rates by 25 bps, which is generally a positive for equities, Indian equities underperformed broader Asian equities in August 2017 because of lowered earnings expectations. Economic data was also disappointing, with growth-facing headwinds from the lagged effects of demonetization on spending and spillover from the GST implementation. In September 2017, Indian equities slid further due to a weakening currency amid slowing economic growth and a deteriorating current account deficit.

Ongoing efforts toward economic and institutional reforms were positive for Indian equities in October and November 2017,

with the government planning to recapitalize state-owned Public Sector Banks and pursue governance-related reforms.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Greater India Fund (the Fund) outperformed its benchmark, the MSCI India Index (the Index),2 returning 44.80% for Class A shares at net asset value (NAV) versus the Index’s 38.76% return.

At the sector level, consumer discretionary and financials were the largest contributors to the Fund’s relative performance versus the Index, while telecommunication services and energy detracted the most from relative performance.

In the consumer discretionary sector, the Fund’s out-of-Index position in Crompton Greaves Consumer Electricals, Ltd. (Crompton Greaves) contributed to relative Fund performance for the 12-month period ended December 31, 2017. The demerged consumer business of Crompton Greaves manufactures consumer electrical products and household appliances. The company reported strong results during the fourth quarter, with strong distribution, financials and increasing consumption trends. It also showed improvement in profit margins, backed by measures related to cost efficiency and product premiumization. The company minimized the demonetization impact by improving sales channels, as well as dealer credit management.

Also within consumer discretionary, the Fund’s overweight position in Maruti Suzuki India, Ltd., India’s largest passenger car company, contributed to relative Fund performance. The stock outperformed during the period, as the company reported strong volume growth in exports, as well as in domestic market sales, where it maintained its leadership position.

Within the energy sector, the Fund’s underweight position in Reliance Industries, Ltd., an oil refiner and manufacturer of petro-chemicals products, was one of the largest detractors from relative Fund performance during the period. The stock price rose over better earnings prospects of the core business on the back of firm refining margins and volume growth as well as successful commercial launch of their telecom business branded as Reliance Jio.

The Fund’s overweight position in Idea Cellular, Ltd., a telecom services provider, was another large detractor from relative Fund performance for the 12-month period ended December 31, 2017. The Indian telecom industry has faced a challenging period due to intensifying competition and an increase in industry-wide capex in efforts to capture market share. The introduction of a new telecom player last year has resulted in industry revenues shrinking and tightening margins for the incumbent players, while also resulting in an acceleration of much-needed industry consolidation.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

December 31, 2017

Performance2,3

Portfolio Manager Hiren Dasani, CFA, of Goldman Sachs Asset Management, L.P. (GSAM)

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	44.80%	12.09%	1.28%
Class A with 5.75% Maximum Sales Charge	—	—	36.49	10.77	0.68
Class B at NAV	05/02/1994	05/02/1994	43.78	11.31	0.63
Class B with 5% Maximum Sales Charge	—	—	38.78	11.05	0.63
Class C at NAV	07/07/2006	05/02/1994	43.81	11.30	0.63
Class C with 1% Maximum Sales Charge	—	—	42.81	11.30	0.63
Class I at NAV	10/01/2009	05/02/1994	45.22	12.41	1.55
MSCI India Index	—	—	38.76%	8.86%	0.49%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		1.72%	2.42%	2.42%	1.42%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	12/31/2007	$10,646	N.A.
Class C	$10,000	12/31/2007	$10,650	N.A.
Class I	$250,000	12/31/2007	$291,502	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Greater India Fund

December 31, 2017

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Maruti Suzuki India, Ltd.	6.6%

HDFC Bank, Ltd.	4.3

Infosys, Ltd.	4.1

Housing Development Finance Corp., Ltd.	3.9

Idea Cellular, Ltd.	3.7

Crompton Greaves Consumer Electricals, Ltd.	3.2

Cognizant Technology Solutions Corp., Class A	3.2

Bajaj Finance, Ltd.	2.9

Yes Bank, Ltd.	2.7

Hindustan Unilever, Ltd.	2.6

Total	37.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Greater India Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]	MSCI India Index is an unmanaged index of common stocks traded in the India market. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2016, Goldman Sachs Asset Management International (GSAM beginning October 19, 2017) began sub-advising the Fund. Performance prior to September 15, 2016, reflects the Fund’s performance under a former sub-adviser.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective October 19, 2017 (the “Effective Date”), and pursuant to a sub-advisory agreement approved by the Board of Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) assumed Goldman Sachs Asset Management International’s (“GSAMI”) investment sub-advisory responsibilities with respect to the Eaton Vance Greater India Fund (the “Fund”). Prior to the Effective Date, GSAMI, an affiliate of both Goldman Sachs & Co. LLC (“Goldman Sachs”) and GSAM, served as the investment sub-adviser to the Fund.

5

Eaton Vance

Greater India Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,147.00	$8.77	1.62%
Class B	$1,000.00	$1,142.80	$12.42	2.30%
Class C	$1,000.00	$1,143.20	$12.53	2.32%
Class I	$1,000.00	$1,148.80	$7.20	1.33%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$8.24	1.62%
Class B	$1,000.00	$1,013.60	$11.67	2.30%
Class C	$1,000.00	$1,013.50	$11.77	2.32%
Class I	$1,000.00	$1,018.50	$6.77	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Greater India Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Greater India Portfolio, at value (identified cost, $191,248,760)	$273,435,403
Receivable for Fund shares sold	216,863
Total assets	$273,652,266

Liabilities
Payable for Fund shares redeemed	$545,558
Payable to affiliates:
Administration fee	33,906
Distribution and service fees	74,247
Trustees’ fees	125
Accrued expenses	115,000
Total liabilities	$768,836
Net Assets	$272,883,430

Sources of Net Assets
Paid-in capital	$196,645,000
Accumulated undistributed net investment income	2,683,968
Accumulated net realized loss from Portfolio	(8,632,181)
Net unrealized appreciation from Portfolio	82,186,643
Total	$272,883,430

Class A Shares
Net Assets	$192,015,753
Shares Outstanding	5,212,978
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$36.83
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$39.08

Class B Shares
Net Assets	$2,078,299
Shares Outstanding	64,352
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$32.30

Class C Shares
Net Assets	$30,194,680
Shares Outstanding	942,152
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$32.05

Class I Shares
Net Assets	$48,594,698
Shares Outstanding	1,295,076
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$37.52

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends allocated from Portfolio	$3,154,753
Non-cash dividends allocated from Portfolio	1,160,189
Interest allocated from Portfolio	6,047
Expenses allocated from Portfolio	(2,426,521)
Total investment income from Portfolio	$1,894,468

Expenses
Administration fee	$372,061
Distribution and service fees
Class A	525,132
Class B	27,527
Class C	270,875
Trustees’ fees and expenses	500
Custodian fee	22,388
Transfer and dividend disbursing agent fees	282,507
Legal and accounting services	35,239
Printing and postage	195,431
Registration fees	73,787
Miscellaneous	15,125
Total expenses	$1,820,572

Net investment income	$73,896

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$5,823,330
Financial futures contracts	591,981
Foreign currency transactions	(190,983)
Net realized gain	$6,224,328
Change in unrealized appreciation (depreciation) —
Investments	$82,154,373
Financial futures contracts	1,356
Foreign currency	2,652
Net change in unrealized appreciation (depreciation)	$82,158,381

Net realized and unrealized gain	$88,382,709

Net increase in net assets from operations	$88,456,605

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$73,896	$(1,822,695)
Net realized gain	6,224,328	56,850,843
Net change in unrealized appreciation (depreciation)	82,158,381	(48,725,952)
Net increase in net assets from operations	$88,456,605	$6,302,196
Distributions to shareholders —
From net investment income
Class A	$(6,264,273)	$(844,287)
Class B	(60,706)	—
Class C	(952,147)	—
Class I	(1,706,551)	(236,344)
Total distributions to shareholders	$(8,983,677)	$(1,080,631)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,106,407	$8,348,831
Class B	13,784	7,250
Class C	4,814,595	1,214,806
Class I	27,236,258	16,772,739
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,659,300	764,709
Class B	55,076	—
Class C	853,966	—
Class I	1,188,806	135,210
Cost of shares redeemed
Class A	(39,097,762)	(38,190,546)
Class B	(496,150)	(995,558)
Class C	(6,363,095)	(7,757,206)
Class I	(19,831,021)	(20,841,836)
Net asset value of shares exchanged
Class A	1,598,335	2,916,288
Class B	(1,598,335)	(2,916,288)
Net decrease in net assets from Fund share transactions	$(8,859,836)	$(40,541,601)

Net increase (decrease) in net assets	$70,613,092	$(35,320,036)

Net Assets
At beginning of year	$202,270,338	$237,590,374
At end of year	$272,883,430	$202,270,338

Accumulated undistributed net investment income included in net assets
At end of year	$2,683,968	$1,482,969

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value — Beginning of year	$26.300	$25.770		$27.310		$19.980		$22.210

Income (Loss) From Operations
Net investment income (loss)(1)	$0.016	$(0.200)		$(0.245)		$(0.116)		$0.002
Net realized and unrealized gain (loss)	11.737	0.878		(1.090)		7.956		(2.232)

Total income (loss) from operations	$11.753	$0.678		$(1.335)		$7.840		$(2.230)

Less Distributions
From net investment income	$(1.223)	$(0.148)		$(0.205)		$(0.510)		$—

Total distributions	$(1.223)	$(0.148)		$(0.205)		$(0.510)		$—

Net asset value — End of year	$36.830	$26.300		$25.770		$27.310		$19.980

Total Return(2)	44.80%	2.64	%(3)	(4.96	)%(3)	39.28	%(3)	(10.04	)%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$192,016	$149,950		$172,386		$195,146		$154,207
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.68%	1.88	%(3)	1.88	%(3)	1.88	%(3)	1.88	%(3)
Net investment income (loss)	0.05%	(0.75)%		(0.88)%		(0.48)%		0.01%
Portfolio Turnover of the Portfolio	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Financial Highlights — continued

	Class B
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value — Beginning of year	$23.090	$22.650		$24.190		$17.680		$19.790

Income (Loss) From Operations
Net investment loss(1)	$(0.171)	$(0.334)		$(0.401)		$(0.261)		$(0.123)
Net realized and unrealized gain (loss)	10.267	0.774		(0.938)		7.024		(1.987)

Total income (loss) from operations	$10.096	$0.440		$(1.339)		$6.763		$(2.110)

Less Distributions
From net investment income	$(0.886)	$—		$(0.201)		$(0.253)		$—

Total distributions	$(0.886)	$—		$(0.201)		$(0.253)		$—

Net asset value — End of year	$32.300	$23.090		$22.650		$24.190		$17.680

Total Return(2)	43.78%	1.94	%(3)	(5.62	)%(3)	38.27	%(3)	(10.66	)%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,078	$3,120		$6,970		$16,502		$31,336
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.38%	2.58	%(3)	2.58	%(3)	2.58	%(3)	2.58	%(3)
Net investment loss	(0.60)%	(1.45)%		(1.62)%		(1.27)%		(0.68)%
Portfolio Turnover of the Portfolio	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value — Beginning of year	$23.020	$22.580		$24.120		$17.720		$19.840

Income (Loss) From Operations
Net investment loss(1)	$(0.186)	$(0.336)		$(0.383)		$(0.256)		$(0.122)
Net realized and unrealized gain (loss)	10.247	0.776		(0.954)		7.029		(1.998)

Total income (loss) from operations	$10.061	$0.440		$(1.337)		$6.773		$(2.120)

Less Distributions
From net investment income	$(1.031)	$—		$(0.203)		$(0.373)		$—

Total distributions	$(1.031)	$—		$(0.203)		$(0.373)		$—

Net asset value — End of year	$32.050	$23.020		$22.580		$24.120		$17.720

Total Return(2)	43.81%	1.95	%(3)	(5.63	)%(3)	38.25	%(3)	(10.69	)%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$30,195	$22,335		$28,276		$31,918		$24,749
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	2.38%	2.58	%(3)	2.58	%(3)	2.58	%(3)	2.58	%(3)
Net investment loss	(0.65)%	(1.44)%		(1.56)%		(1.19)%		(0.68)%
Portfolio Turnover of the Portfolio	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016		2015		2014		2013
Net asset value — Beginning of year	$26.770	$26.230		$27.710		$20.260		$22.460

Income (Loss) From Operations
Net investment income (loss)(1)	$0.140	$(0.126)		$(0.166)		$(0.044)		$0.057
Net realized and unrealized gain (loss)	11.936	0.900		(1.108)		8.078		(2.257)

Total income (loss) from operations	$12.076	$0.774		$(1.274)		$8.034		$(2.200)

Less Distributions
From net investment income	$(1.326)	$(0.234)		$(0.206)		$(0.584)		$—

Total distributions	$(1.326)	$(0.234)		$(0.206)		$(0.584)		$—

Net asset value — End of year	$37.520	$26.770		$26.230		$27.710		$20.260

Total Return(2)	45.22%	2.97	%(3)	(4.70	)%(3)	39.74	%(3)	(9.83	)%(3)

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$48,595	$26,866		$29,959		$35,388		$18,909
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.38%	1.58	%(3)	1.58	%(3)	1.58	%(3)	1.58	%(3)
Net investment income (loss)	0.41%	(0.46)%		(0.59)%		(0.18)%		0.28%
Portfolio Turnover of the Portfolio	25%	91%		30%		22%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The investment adviser and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.04% and 0.14% of average daily net assets for the years ended December 31, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years).

14

Eaton Vance

Greater India Fund

December 31, 2017

Notes to Financial Statements — continued

Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$8,983,677	$1,080,631

During the year ended December 31, 2017, accumulated net realized loss was decreased by $30,651,242, accumulated distributions in excess of net investment income was decreased by $10,110,780 and paid-in capital was decreased by $40,762,022 due to expired capital loss carryforwards and differences between book and tax accounting for the Fund’s investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,683,968
Post October capital losses	$(108,105)
Net unrealized appreciation	$73,662,567

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

During the year ended December 31, 2017, capital loss carryforwards of $3,699,593 were utilized to offset net realized gains by the Fund.

Additionally, at December 31, 2017, the Fund had a net capital loss of $108,105 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement effective October 19, 2017, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Fund. Prior to October 19, 2017, Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., served as sub-adviser to the Fund. For the year ended December 31, 2017, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2017, the administration fee amounted to $372,061.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $25,613 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,055 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

15

Eaton Vance

Greater India Fund

December 31, 2017

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $525,132 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $20,645 and $203,156 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $6,882 and $67,719 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $300 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,165,205 and $30,668,994, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	528,248	305,168
Issued to shareholders electing to receive payments of distributions in Fund shares	156,562	29,709
Redemptions	(1,220,925)	(1,437,764)
Exchange from Class B shares	48,236	113,772

Net decrease	(487,879)	(989,115)

16

Eaton Vance

Greater India Fund

December 31, 2017

Notes to Financial Statements — continued

	Year Ended December 31,
Class B	2017	2016

Sales	542	349
Issued to shareholders electing to receive payments of distributions in Fund shares	1,750	—
Redemptions	(17,904)	(43,178)
Exchange to Class A shares	(55,152)	(129,751)

Net decrease	(70,764)	(172,580)

	Year Ended December 31,
Class C	2017	2016

Sales	168,712	51,408
Issued to shareholders electing to receive payments of distributions in Fund shares	27,174	—
Redemptions	(223,799)	(333,352)

Net decrease	(27,913)	(281,944)

	Year Ended December 31,
Class I	2017	2016

Sales	843,895	618,531
Issued to shareholders electing to receive payments of distributions in Fund shares	32,284	5,160
Redemptions	(584,582)	(762,288)

Net increase (decrease)	291,597	(138,597)

17

Eaton Vance

Greater India Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Greater India Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Greater India Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Greater India Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $4,312,829, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

19

Greater India Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.1%

Security	Shares	Value

India — 95.9%

Auto Components — 1.3%
MRF, Ltd.	3,154	$3,571,755

		$3,571,755

Automobiles — 8.6%
Mahindra & Mahindra, Ltd.	464,154	$5,455,934
Maruti Suzuki India, Ltd.	118,615	18,072,107

		$23,528,041

Banks — 12.3%
Bank of Baroda	956,139	$2,412,925
Canara Bank	265,926	1,496,838
Federal Bank, Ltd.	954,107	1,621,496
HDFC Bank, Ltd.	403,603	11,839,013
IndusInd Bank, Ltd.	226,007	5,825,811
RBL Bank, Ltd.(1)	365,386	2,918,313
Yes Bank, Ltd.	1,502,415	7,400,876

		$33,515,272

Beverages — 0.9%
United Breweries, Ltd.	139,855	$2,359,940

		$2,359,940

Biotechnology — 0.7%
Biocon, Ltd.	228,170	$1,922,748

		$1,922,748

Building Products — 0.7%
Kajaria Ceramics, Ltd.	165,378	$1,885,811

		$1,885,811

Capital Markets — 1.2%
Care Ratings, Ltd.	163,539	$3,407,212

		$3,407,212

Chemicals — 2.7%
Castrol India, Ltd.	285,075	$864,867
Castrol India, Ltd.(2)	285,075	862,896
UPL, Ltd.	469,941	5,606,367

		$7,334,130

Security	Shares	Value

Construction & Engineering — 1.7%
Voltas, Ltd.	458,638	$4,696,548

		$4,696,548

Construction Materials — 5.9%
Ambuja Cements, Ltd.	745,692	$3,167,615
Century Textiles & Industries, Ltd.	181,003	4,060,365
Dalmia Bharat, Ltd.	61,347	3,071,614
Grasim Industries, Ltd.	28,212	514,122
Grasim Industries, Ltd. GDR(3)	291,800	5,329,464

		$16,143,180

Consumer Finance — 7.1%
Bajaj Finance, Ltd.	285,730	$7,858,948
Bharat Financial Inclusion, Ltd.(2)	166,217	2,599,230
Mahindra & Mahindra Financial Services, Ltd.	570,553	4,217,419
Muthoot Finance, Ltd.	637,249	4,731,034

		$19,406,631

Diversified Financial Services — 1.8%
Bajaj Holdings & Investment, Ltd.	110,719	$4,971,068

		$4,971,068

Food Products — 1.6%
Britannia Industries, Ltd.	60,017	$4,428,449

		$4,428,449

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	794,245	$1,461,429

		$1,461,429

Household Durables — 4.2%
Crompton Greaves Consumer Electricals, Ltd.	2,028,778	$8,701,320
Whirlpool of India, Ltd.	105,860	2,656,552

		$11,357,872

Household Products — 2.6%
Hindustan Unilever, Ltd.	335,920	$7,169,591

		$7,169,591

Industrial Conglomerates — 1.1%
Siemens, Ltd.	155,154	$3,019,899

		$3,019,899

20	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Insurance — 0.8%
ICICI Lombard General Insurance Co., Ltd.(1)	182,639	$2,247,861

		$2,247,861

Internet Software & Services — 1.8%
Info Edge India, Ltd.	220,829	$4,807,178

		$4,807,178

IT Services — 6.0%
HCL Technologies, Ltd.	388,225	$5,447,360
Infosys, Ltd.	682,029	11,076,780

		$16,524,140

Life Sciences Tools & Services — 1.0%
Divi’s Laboratories, Ltd.	160,730	$2,776,455

		$2,776,455

Machinery — 4.0%
AIA Engineering, Ltd.	93,336	$2,256,086
Eicher Motors, Ltd.	10,518	4,989,399
Thermax, Ltd.	186,957	3,660,633

		$10,906,118

Media — 0.9%
Sun TV Network, Ltd.	164,934	$2,558,711

		$2,558,711

Metals & Mining — 3.3%
Hindalco Industries, Ltd.	1,221,302	$5,230,577
Hindustan Zinc, Ltd.	799,666	3,857,450

		$9,088,027

Oil, Gas & Consumable Fuels — 4.5%
Bharat Petroleum Corp., Ltd.	580,209	$4,701,014
Indian Oil Corp., Ltd.	744,982	4,532,289
Reliance Industries, Ltd.	208,230	2,998,405

		$12,231,708

Personal Products — 3.1%
Emami, Ltd.	206,931	$4,284,513
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	4,070,997

		$8,355,510

Security	Shares	Value

Pharmaceuticals — 3.9%
Abbott India, Ltd.	34,916	$2,994,913
Cipla, Ltd.	535,500	5,093,515
Eris Lifesciences, Ltd.(1)(2)	212,094	2,696,170

		$10,784,598

Real Estate Management & Development — 0.6%
Prestige Estates Projects, Ltd.	325,464	$1,628,395

		$1,628,395

Road & Rail — 1.2%
Container Corp. of India, Ltd.	154,547	$3,346,757

		$3,346,757

Thrifts & Mortgage Finance — 3.9%
Housing Development Finance Corp., Ltd.	396,352	$10,614,384

		$10,614,384

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$6,214,995

		$6,214,995

Wireless Telecommunication Services — 3.7%
Idea Cellular, Ltd.(2)	5,990,884	$10,142,291

		$10,142,291

Total India (identified cost $182,319,879)		$262,406,704

United States — 3.2%

IT Services — 3.2%
Cognizant Technology Solutions Corp., Class A	121,937	$8,659,966

		$8,659,966

Total United States (identified cost $6,629,544)		$8,659,966

Total Common Stocks (identified cost $188,949,423)		$271,066,670

21	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 1.0%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	$2,628	$2,627,725

Total Short-Term Investments (identified cost $2,627,725)		$2,627,725

Total Investments — 100.1% (identified cost $191,577,148)		$273,694,395

Other Assets, Less Liabilities — (0.1)%		$(257,005)

Net Assets — 100.0%		$273,437,390

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $7,862,344 or 2.9% of the Portfolio’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $5,329,464 or 1.9% of the Portfolio’s net assets.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Equity Futures
SGX CNX Nifty Index	68	Long	Jan-18	$1,435,957	$1,356

					$1,356

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	–	Global Depositary Receipt

22	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $191,577,148)	$273,694,395
Deposits for derivatives collateral — financial futures contracts	52,360
Foreign currency, at value (identified cost, $2)	2
Interest receivable	26
Receivable for variation margin on open financial futures contracts	6,751
Receivable for foreign taxes	46,130
Total assets	$273,799,664

Liabilities
Payable to affiliates:
Investment adviser fee	$192,510
Trustees’ fees	3,530
Accrued expenses	166,234
Total liabilities	$362,274
Net Assets applicable to investors’ interest in Portfolio	$273,437,390

Sources of Net Assets
Investors’ capital	$191,315,839
Net unrealized appreciation	82,121,551
Total	$273,437,390

23	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends	$3,154,774
Non-cash dividends	1,160,197
Interest	6,048
Total investment income	$4,321,019

Expenses
Investment adviser fee	$2,110,202
Trustees’ fees and expenses	13,731
Custodian fee	206,725
Legal and accounting services	79,932
Miscellaneous	15,945
Total expenses	$2,426,535

Net investment income	$1,894,484

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,823,372
Financial futures contracts	591,985
Foreign currency transactions	(190,985)
Net realized gain	$6,224,372
Change in unrealized appreciation (depreciation) —
Investments	$82,154,940
Financial futures contracts	1,356
Foreign currency	2,652
Net change in unrealized appreciation (depreciation)	$82,158,948

Net realized and unrealized gain	$88,383,320

Net increase in net assets from operations	$90,277,804

24	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$1,894,484	$(139,680)
Net realized gain	6,224,372	56,851,192
Net change in unrealized appreciation (depreciation)	82,158,948	(48,726,256)
Net increase in net assets from operations	$90,277,804	$7,985,256
Capital transactions —
Contributions	$10,165,205	$7,069,673
Withdrawals	(30,668,994)	(49,559,052)
Net decrease in net assets from capital transactions	$(20,503,789)	$(42,489,379)

Net increase (decrease) in net assets	$69,774,015	$(34,504,123)

Net Assets
At beginning of year	$203,663,375	$238,167,498
At end of year	$273,437,390	$203,663,375

25	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.98%	1.19%	1.23%	1.22%	1.31%
Net investment income (loss)	0.76%	(0.06)%	(0.23)%	0.17%	0.58%
Portfolio Turnover	25%	91%	30%	22%	42%

Total Return	45.78%	3.35%	(4.33)%	40.17%	(9.52)%

Net assets, end of year (000’s omitted)	$273,437	$203,663	$238,167	$280,593	$231,169

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Greater India Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

27

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2017, the Portfolio, for tax reporting in India, had accumulated losses of INR 625,296,108 (having a value of approximately $9,797,000 at December 31, 2017) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 535,151,798) and March 31, 2022 (INR 90,144,310).

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.85% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the investment adviser fee amounted to $2,110,202 or 0.85% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement effective October 19, 2017, BMR pays Goldman Sachs Asset Management, L.P. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Prior to October 19, 2017, Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., served as sub-adviser to the Portfolio.

28

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $61,410,493 and $82,127,775, respectively, for the year ended December 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,907,147

Gross unrealized appreciation	$82,799,198
Gross unrealized depreciation	(12,010,594)

Net unrealized appreciation	$70,788,604

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2017 is included in the Portfolio of Investments. At December 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity index futures contracts to manage cash flows.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative

Futures contracts	$1,356	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$591,985	$1,356

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

29

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

The average notional cost of futures contracts (long) outstanding during the year ended December 31, 2017, which is indicative of the volume of this derivative type, was approximately $4,513,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Greater India Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$42,477,808		$—	$42,477,808
Consumer Staples	—	28,528,485		—	28,528,485
Energy	—	12,231,708		—	12,231,708
Financials	—	74,162,428		—	74,162,428
Health Care	—	15,483,801		—	15,483,801
Industrials	—	23,855,133		—	23,855,133
Information Technology	8,659,966	21,331,318		—	29,991,284
Materials	862,896	31,702,441		—	32,565,337
Real Estate	—	1,628,395		—	1,628,395
Telecommunication Services	—	10,142,291		—	10,142,291

Total Common Stocks	$9,522,862	$261,543,808	*	$—	$271,066,670

Short-Term Investments	$—	$2,627,725		$—	$2,627,725

Total Investments	$9,522,862	$264,171,533		$—	$273,694,395

Futures Contracts	$—	$1,356		$—	$1,356

Total	$9,522,862	$264,172,889		$—	$273,695,751

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Greater India Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Greater India Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Greater India Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

32

Eaton Vance

Greater India Fund

December 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each, a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on October 17 and 18, 2017 (the “Meeting”), the Board of Eaton Vance Special Investment Trust, on behalf of Eaton Vance Greater India Fund (the “Fund”), and the Board of Greater India Portfolio (the “Portfolio”), the portfolio in which the Fund invests substantially all of its assets, including a majority of the Independent Trustees, voted to approve (i) a new investment sub-advisory agreement between Boston Management and Research (the “Adviser”) and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-adviser”) with respect to the Fund (the “Fund GSAM Agreement”) and (ii) a new investment sub-advisory agreement between the Adviser and GSAM with respect to the Portfolio (together with the Fund GSAM Agreement, the “GSAM Sub-advisory Agreements”).

As of the date of the Meeting, Goldman Sachs Asset Management International (“GSAMI”) served as sub-adviser to the Fund and the Portfolio pursuant to separate investment sub-advisory agreements between the Adviser and GSAMI (together, the “Current Sub-advisory Agreements”). The Board’s approval of the GSAM Sub-advisory Agreements permits GSAM to replace GSAMI as sub-adviser to the Fund and the Portfolio and enables the Fund and the Portfolio to continue their investment programs. GSAM and GSAMI are both indirect wholly-owned subsidiaries of the same parent company, The Goldman Sachs Group, Inc. (“Goldman”).

At the Meeting, the Board received information regarding Goldman’s plan to relocate the London office of GSAMI to the New York offices of GSAM as part of an internal reallocation of investment advisory responsibilities within Goldman (the “Goldman Transition”). The Board received information that, as a result of the Goldman Transition, GSAMI will cease providing investment services to the Fund and the Portfolio under the Current Sub-advisory Agreements and, if the Board approves the GSAM Sub-advisory Agreements, GSAM will assume all of GSAMI’s rights and responsibilities in managing the Fund and the Portfolio. The Board also received information from GSAM confirming that the assumption of GSAMI’s responsibilities by GSAM would not result in a technical “assignment” of the Current Sub-advisory Agreements under Rule 2a-6 under the 1940 Act and, as such, would not result in the need for shareholder approval to enter into the GSAM Sub-advisory Agreements.

In considering the proposals to approve the GSAM Sub-advisory Agreements, the Board reviewed information furnished for the Meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees. In this connection, the Board also considered information evaluated by the Board and its Contract Review Committee in determining to approve investment advisory and sub-advisory agreements for the Eaton Vance Funds at the meeting of the Board held on April 25 and 26, 2017 (the “2017 Annual Contract Renewal”). The Board noted that, as part of the 2017 Annual Contract Renewal, it had approved the Portfolio’s investment advisory agreement with the Adviser, but that the Current Sub-advisory Agreements and the advisory agreement between the Fund and the Adviser, were in their initial two-year term and, as such, were not required to be approved as part of the 2017 Annual Contract Renewal.

The Board was assured that the Goldman Transition would not result in any changes to, among other things, the nature or level of services currently being provided by GSAMI under the Current Sub-advisory Agreements. In this regard, the Board considered that the investment professionals of GSAMI who were providing portfolio management services under the Current Sub-advisory Agreements as of the date of the Meeting would continue providing these services under the GSAM Sub-advisory Agreements as employees of GSAM. Accordingly, in addition to the information considered at the Meeting and at prior meetings of the Board, including in connection with the 2017 Annual Contract Renewal, the Board considered relevant information provided by GSAMI in connection with the initial approval of the Current Sub-advisory Agreements, which occurred in August 2016, and was approved by shareholders at a meeting held on November 17, 2016 (the “Initial Approvals”). A description of the material factors considered and conclusions reached by the Board as part of the Initial Approvals is described in the annual reports to shareholders of the Fund and the Portfolio dated December 31, 2016. A description of the material factors considered and conclusions reached by the Board as part of the 2017 Annual Contract Renewal with respect to the advisory agreement between the Portfolio and the Adviser is described in the semi-annual reports to shareholders of the Fund and the Portfolio dated June 30, 2017.

Information considered by the Board relating to the GSAM Sub-advisory Agreements included, among other things, the following (certain information was considered by the Board in connection with the Initial Approvals with respect to GSAMI and/or at prior meetings of the Board throughout the year, including in connection with the 2017 Annual Contract Renewal):

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the sub-advisory fees to be paid by the Adviser to the Sub-adviser;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided by GSAM under the GSAM Sub-advisory Agreements, including the investment strategies and processes to be employed;

•	Information about GSAM’s policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

33

Eaton Vance

Greater India Fund

December 31, 2017

Board of Trustees’ Contract Approval — continued

Information about the Adviser and Sub-adviser

•	Descriptions of the qualifications, education and/or experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing, as applicable, other mutual funds and/or investment accounts;

•	The Code of Ethics of the Sub-adviser, together with information relating to compliance with and the administration;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by the Sub-adviser (including descriptions of various compliance programs);

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-adviser;

•	A description of the Adviser’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

Other Relevant Information

•	The terms of the GSAM Sub-advisory Agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the GSAM Sub-advisory Agreements are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the GSAM Sub-advisory Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the GSAM Sub-advisory Agreements, the Board evaluated the nature, extent and quality of services to be provided by GSAM under the GSAM Sub-advisory Agreements.

The Board considered the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services under the GSAM Sub-advisory Agreements. The Board considered the resources available to GSAM in fulfilling its duties under the GSAM Sub-advisory Agreements and the abilities and experience of the investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the benefits of having portfolio management services involving equity securities of companies in India and surrounding countries of the Indian subcontinent provided by investment professionals located in the region which was not expected to change in connection with the Goldman Transition. The Board also took into account the resources dedicated to portfolio management and other services, as well as other factors, such as the reputation and resources of the Sub-adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio.

The Board considered the compliance program of the Sub-adviser and information from the Adviser regarding the adequacy and effectiveness of GSAM’s compliance program.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Sub-adviser, taken as a whole, will be appropriate and consistent with the terms of the GSAM Sub-advisory Agreements.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the recent performance of the Portfolio, including in connection with the 2017 Annual Contract Renewal. The Board also considered the fact that, as part of the Initial Approvals, it had evaluated information regarding the performance of GSAMI in managing strategies similar to that employed by the Portfolio. The Board noted that, as part of the 2017 Annual Contract Renewal, it had concluded that (i) the management fees payable to the Adviser are reasonable, (ii) the profits being realized by the Adviser and its affiliates with respect to the Fund and the Portfolio are reasonable and (iii) the Fund and the Portfolio currently share in any benefits from economies of scale and the structure of the advisory fees, which includes breakpoints at several asset levels, which will allow the Fund and the Portfolio to benefit from any economies of scale in the future. In considering whether to approve the GSAM Sub-advisory Agreements, the Board considered the fact that both GSAM and GSAMI are indirect wholly-owned subsidiaries of the same parent company, Goldman, and, as indicated above, that the appointment of GSAM under the GSAM Sub-advisory Agreements is not expected to result in any changes in the investment professionals who are primarily responsible for the day-to-day management of the assets under the Current Sub-advisory Agreements. The Board also considered that the Goldman Transition is not expected to result in any change in the terms of the Current Sub-advisory Agreements (including the fees payable thereunder), other than the entity providing the sub-advisory services, and that the Adviser will continue to be responsible for the payment of all fees to the Sub-adviser. Accordingly, the Board concluded that the appointment of GSAM as a sub-adviser under the GSAM Sub-advisory Agreements is not expected to adversely affect the performance of the Fund or the Portfolio, the reasonableness of the management fees payable to the Adviser, the profits to be realized by the Adviser and its affiliates in managing the Fund and the Portfolio or the extent to which the Fund and the Portfolio can be expected to benefit from economies of scale in the future. The Board also noted that the continuation of the GSAM Sub-advisory Agreements for an additional one-year term will be considered by the Board and its Contract Review Committee as part of the 2018 annual contract review process, which will begin in January 2018, and that updated information regarding each of these matters would be reviewed by the Board as part of that process.

34

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Greater India Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

35

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

36

Eaton Vance

Greater India Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser of Eaton Vance Greater India

Fund and Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Eaton Vance Greater India Fund and

Greater India Portfolio

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142    12.31.17

Eaton Vance

Growth Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Growth Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18 and 30

Federal Tax Information	19

Management and Organization	31

Important Notices	34

Eaton Vance

Growth Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large-and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Growth Fund had a total return of 25.42% for Class A shares at net asset value (NAV), underperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned 30.21% for the period.

The Fund’s relative underperformance versus the Index was due mainly to stock selection, with sector and industry allocation also detracting from relative Fund performance. Of the 11 economic sectors in the Index, 10 had positive returns for the 12-month period, while the Fund recorded positive returns in all eight sectors in which it was invested.

Health care was the Fund’s weakest-performing sector versus the Index. This was due largely to stock selection, particularly in the biotechnology and pharmaceuticals industries. The Fund’s worst-performing individual stocks for the period were three biotechnology companies — Celgene Corp., Alexion Pharmaceuticals, Inc. and Gilead Sciences, Inc. In general, biotechnology stocks were constrained during the period by disappointing new-product pipeline results, as well as concerns about possible price controls. In the pharmaceuticals industry, the Fund’s position in global specialty drug-maker Allergan PLC hurt relative Fund performance, as concerns about increased competition in its key products and costly acquisitions weighed on its stock price during the 12-month period ended December 31, 2017. The stock was sold during the period.

The energy sector detracted from relative Fund performance for the period. This was due primarily to an overweight position in the lagging sector, although stock selection also detracted from Fund performance. Amid low energy prices, oilfield services giant Halliburton Co. was one of the Fund’s worst-performing individual stocks. The stock was sold during the period.

The industrials sector further detracted from relative Fund performance for the 12-month period. Within the sector, stock selection and an underweight position in the strong-performing aerospace & defense industry hampered relative Fund performance.

On the positive side, stock selection in the information technology sector boosted relative Fund performance for the period. In particular, stock selection and an overweight, relative to the Index, in the outperforming internet software & services industry proved beneficial. Amid continued strong growth, social media leader Facebook, Inc. was among the Fund’s best-performing individual stocks for the period.

Overall, the Fund’s top-performing stock for the 12-month period was e-commerce giant Amazon.com, Inc. The stock climbed on the continued strength of its e-commerce business, along with the success of its burgeoning cloud computing business.

The consumer staples sector also contributed to relative Fund performance for the period. The Fund’s holdings in the beverages industry made a notable contribution, with beer and wine company Constellation Brands, Inc. among the Fund’s leading individual stocks amid rising beer sales.

The Fund’s lack of exposure to the lagging telecommunication services sector also helped relative Fund performance during the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

December 31, 2017

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	25.42%	16.25%	8.10%
Class A with 5.75% Maximum Sales Charge	—	—	18.21	14.88	7.46
Class C at NAV	09/09/2002	09/09/2002	24.45	15.36	7.29
Class C with 1% Maximum Sales Charge	—	—	23.45	15.36	7.29
Class I at NAV	05/03/2007	09/09/2002	25.72	16.53	8.37
Class R at NAV	08/03/2009	09/09/2002	25.12	15.95	7.87
Russell 1000® Growth Index	—	—	30.21%	17.32%	9.99%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.13%	1.88%	0.88%	1.38%
Net		1.05	1.80	0.80	1.30

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2007	$20,218	N.A.
Class I	$250,000	12/31/2007	$558,693	N.A.
Class R	$10,000	12/31/2007	$21,352	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Growth Fund

December 31, 2017

Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

Amazon.com, Inc.	7.0%

Facebook, Inc., Class A	6.2

Alphabet, Inc., Class C	4.4

Visa, Inc., Class A	4.2

Alphabet, Inc., Class A	3.7

Apple, Inc.	2.6

Microsoft Corp.	2.5

salesforce.com, Inc.	2.5

FedEx Corp.	2.4

CSX Corp.	2.2

Total	37.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Growth Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Growth Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,098.50	$5.55	**	1.05%
Class C	$1,000.00	$1,094.10	$9.50	**	1.80%
Class I	$1,000.00	$1,099.80	$4.23	**	0.80%
Class R	$1,000.00	$1,097.30	$6.87	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%
Class R	$1,000.00	$1,018.70	$6.61	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Growth Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Growth Portfolio, at value (identified cost, $200,487,793)	$333,504,697
Receivable for Fund shares sold	302,406
Receivable from affiliate	11,991
Total assets	$333,819,094

Liabilities
Payable for Fund shares redeemed	$342,924
Payable to affiliates:
Distribution and service fees	81,487
Trustees’ fees	125
Accrued expenses	117,163
Total liabilities	$541,699
Net Assets	$333,277,395

Sources of Net Assets
Paid-in capital	$201,237,210
Accumulated net realized loss from Portfolio	(976,719)
Net unrealized appreciation from Portfolio	133,016,904
Total	$333,277,395

Class A Shares
Net Assets	$209,605,650
Shares Outstanding	7,866,538
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.65
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$28.28

Class C Shares
Net Assets	$41,449,804
Shares Outstanding	1,812,095
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.87

Class I Shares
Net Assets	$78,774,602
Shares Outstanding	2,881,155
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$27.34

Class R Shares
Net Assets	$3,447,339
Shares Outstanding	132,154
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$26.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends allocated from Portfolio (net of foreign taxes, $1,780)	$3,049,072
Securities lending income allocated from Portfolio, net	22,919
Expenses allocated from Portfolio	(2,242,118)
Total investment income from Portfolio	$829,873

Expenses
Distribution and service fees
Class A	$506,934
Class C	422,954
Class R	16,878
Trustees’ fees and expenses	500
Custodian fee	25,916
Transfer and dividend disbursing agent fees	314,054
Legal and accounting services	30,126
Printing and postage	37,984
Registration fees	56,272
Miscellaneous	14,697
Total expenses	$1,426,315
Deduct —
Allocation of expenses to affiliate	$177,945
Total expense reductions	$177,945

Net expenses	$1,248,370

Net investment loss	$(418,497)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$20,547,013
Foreign currency transactions	5,948
Net realized gain	$20,552,961
Change in unrealized appreciation (depreciation) —
Investments	$51,169,723
Foreign currency	504
Net change in unrealized appreciation (depreciation)	$51,170,227

Net realized and unrealized gain	$71,723,188

Net increase in net assets from operations	$71,304,691

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$(418,497)	$484,695
Net realized gain	20,552,961	13,231,793
Net change in unrealized appreciation (depreciation)	51,170,227	(6,878,867)
Net increase in net assets from operations	$71,304,691	$6,837,621
Distributions to shareholders —
From net investment income
Class A	$(227,167)	$(812,306)
Class I	(249,851)	(337,812)
Class R	—	(815)
From net realized gain
Class A	(9,729,500)	(3,261,590)
Class C	(2,220,208)	(805,648)
Class I	(3,488,207)	(852,989)
Class R	(163,345)	(49,035)
Total distributions to shareholders	$(16,078,278)	$(6,120,195)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,240,954	$19,900,559
Class C	4,144,516	4,277,357
Class I	26,639,386	18,770,246
Class R	728,201	626,972
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,145,153	3,763,727
Class C	2,019,402	684,919
Class I	3,553,117	986,742
Class R	112,580	31,537
Cost of shares redeemed
Class A	(45,564,024)	(44,640,211)
Class C	(13,034,293)	(11,742,357)
Class I	(24,272,291)	(17,578,931)
Class R	(1,205,617)	(1,605,644)
Net decrease in net assets from Fund share transactions	$(21,492,916)	$(26,525,084)

Net increase (decrease) in net assets	$33,733,497	$(25,807,658)

Net Assets
At beginning of year	$299,543,898	$325,351,556
At end of year	$333,277,395	$299,543,898

Accumulated undistributed net investment income included in net assets
At end of year	$—	$462,960

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$22.300	$22.230	$21.670	$20.920		$17.540

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.021)	$0.047	$0.140	$(0.000	)(2)	$0.012
Net realized and unrealized gain	5.680	0.451	1.387	2.889		6.069

Total income from operations	$5.659	$0.498	$1.527	$2.889		$6.081

Less Distributions
From net investment income	$(0.029)	$(0.085)	$—	$—		$(0.001)
From net realized gain	(1.280)	(0.343)	(0.967)	(2.139)		(2.700)

Total distributions	$(1.309)	$(0.428)	$(0.967)	$(2.139)		$(2.701)

Net asset value — End of year	$26.650	$22.300	$22.230	$21.670		$20.920

Total Return(3)(4)	25.42%	2.32%	7.04%	14.23%		35.35%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$209,606	$194,018	$214,135	$88,448		$89,426
Ratios (as a percentage of average daily net assets):(5)
Expenses(4)(6)	1.05%	1.05%	1.05%	1.15%		1.25%
Net investment income (loss)	(0.08)%	0.22%	0.62%	(0.00	)%(7)	0.06%
Portfolio Turnover of the Portfolio	50%	60%	55%	38%		42%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Amount is less than (0.005)%.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$19.410	$19.460	$19.230	$18.920	$16.190

Income (Loss) From Operations
Net investment loss(1)	$(0.183)	$(0.101)	$(0.025)	$(0.149)	$(0.127)
Net realized and unrealized gain	4.923	0.394	1.222	2.598	5.558

Total income from operations	$4.740	$0.293	$1.197	$2.449	$5.431

Less Distributions
From net investment income	$—	$—	$—	$—	$(0.001)
From net realized gain	(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$(1.280)	$(0.343)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of year	$22.870	$19.410	$19.460	$19.230	$18.920

Total Return(2)(3)	24.45%	1.57%	6.20%	13.41%	34.27%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,450	$41,272	$48,285	$30,552	$29,318
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.80%	1.80%	1.80%	1.90%	2.00%
Net investment loss	(0.83)%	(0.53)%	(0.13)%	(0.75)%	(0.68)%
Portfolio Turnover of the Portfolio	50%	60%	55%	38%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$22.850	$22.760	$22.120	$21.250	$17.750

Income (Loss) From Operations
Net investment income(1)	$0.043	$0.108	$0.192	$0.056	$0.063
Net realized and unrealized gain	5.820	0.461	1.415	2.953	6.138

Total income from operations	$5.863	$0.569	$1.607	$3.009	$6.201

Less Distributions
From net investment income	$(0.093)	$(0.136)	$—	$—	$(0.001)
From net realized gain	(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$(1.373)	$(0.479)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of year	$27.340	$22.850	$22.760	$22.120	$21.250

Total Return(2)(3)	25.72%	2.59%	7.26%	14.58%	35.61%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$78,775	$61,036	$58,746	$32,051	$28,336
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	0.80%	0.80%	0.80%	0.90%	1.00%
Net investment income	0.16%	0.48%	0.84%	0.25%	0.31%
Portfolio Turnover of the Portfolio	50%	60%	55%	38%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$21.880	$21.800	$21.320	$20.660	$17.400

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.082)	$(0.010)	$0.059	$(0.052)	$(0.037)
Net realized and unrealized gain	5.572	0.439	1.388	2.851	5.998

Total income from operations	$5.490	$0.429	$1.447	$2.799	$5.961

Less Distributions
From net investment income	$—	$(0.006)	$—	$—	$(0.001)
From net realized gain	(1.280)	(0.343)	(0.967)	(2.139)	(2.700)

Total distributions	$(1.280)	$(0.349)	$(0.967)	$(2.139)	$(2.701)

Net asset value — End of year	$26.090	$21.880	$21.800	$21.320	$20.660

Total Return(2)(3)	25.12%	2.03%	6.77%	13.98%	34.94%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,447	$3,217	$4,186	$2,932	$2,417
Ratios (as a percentage of average daily net assets):(4)
Expenses(3)(5)	1.30%	1.30%	1.30%	1.40%	1.50%
Net investment income (loss)	(0.33)%	(0.05)%	0.27%	(0.24)%	(0.18)%
Portfolio Turnover of the Portfolio	50%	60%	55%	38%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.06%, 0.08%, 0.07%, 0.12% and 0.10% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent the reimbursement, total return would be lower.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Growth Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

14

Eaton Vance

Growth Fund

December 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$477,018	$1,151,841
Long-term capital gains	$15,601,260	$4,968,354
During the year ended December 31, 2017, accumulated net realized loss was decreased by $5,469,992, accumulated distributions in excess of net investment income was decreased by $432,555 and paid-in capital was decreased by $5,902,547 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and net operating losses. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Post October capital losses	$(1,125,809)
Net unrealized appreciation	$133,165,994

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

During the year ended December 31, 2017, capital loss carryforwards of $5,875,287 were utilized to offset net realized gains by the Fund.

At December 31, 2017, the Fund had a net capital loss of $1,125,809 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $177,945 of the Fund’s operating expenses for the year ended December 31, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $58,117 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $24,459 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $506,934 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $317,215 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2017, the Fund paid or accrued to EVD $8,439 for Class R shares.

15

Eaton Vance

Growth Fund

December 31, 2017

Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $105,739 and $8,439 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,873,685 and $46,031,736, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	638,568	933,592
Issued to shareholders electing to receive payments of distributions in Fund shares	345,274	175,793
Redemptions	(1,818,551)	(2,041,500)

Net decrease	(834,709)	(932,115)

	Year Ended December 31,
Class C	2017	2016

Sales	190,702	226,588
Issued to shareholders electing to receive payments of distributions in Fund shares	88,765	36,588
Redemptions	(593,625)	(617,599)

Net decrease	(314,158)	(354,423)

	Year Ended December 31,
Class I	2017	2016

Sales	1,031,313	834,782
Issued to shareholders electing to receive payments of distributions in Fund shares	130,793	45,036
Redemptions	(952,038)	(789,435)

Net increase	210,068	90,383

16

Eaton Vance

Growth Fund

December 31, 2017

Notes to Financial Statements — continued

	Year Ended December 31,
Class R	2017	2016

Sales	29,282	29,986
Issued to shareholders electing to receive payments of distributions in Fund shares	4,340	1,499
Redemptions	(48,501)	(76,527)

Net decrease	(14,879)	(45,042)

17

Eaton Vance

Growth Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Growth Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Growth Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Growth Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $2,894,195, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $15,601,260 or, if subsequently determined to be different, the net capital gain of such year.

19

Growth Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.5%

Security	Shares	Value

Aerospace & Defense — 1.9%
Raytheon Co.	34,084	$6,402,679

		$6,402,679

Air Freight & Logistics — 2.4%
FedEx Corp.	32,155	$8,023,959

		$8,023,959

Auto Components — 1.5%
Aptiv PLC	48,940	$4,151,580
Delphi Technologies PLC(1)	16,313	855,943

		$5,007,523

Banks — 2.5%
JPMorgan Chase & Co.	36,503	$3,903,631
KeyCorp	217,448	4,385,926

		$8,289,557

Beverages — 3.5%
Coca-Cola Co. (The)	109,385	$5,018,584
Constellation Brands, Inc., Class A	20,010	4,573,685
PepsiCo, Inc.	17,039	2,043,317

		$11,635,586

Biotechnology — 8.6%
AbbVie, Inc.	34,409	$3,327,694
Alexion Pharmaceuticals, Inc.(1)	29,235	3,496,214
Biogen, Inc.(1)	12,840	4,090,439
Celgene Corp.(1)	56,775	5,925,039
Gilead Sciences, Inc.	67,629	4,844,942
Incyte Corp.(1)	25,986	2,461,134
Vertex Pharmaceuticals, Inc.(1)	29,126	4,364,822

		$28,510,284

Capital Markets — 2.8%
Cboe Global Markets, Inc.	21,819	$2,718,429
Charles Schwab Corp. (The)	98,070	5,037,856
S&P Global, Inc.	9,855	1,669,437

		$9,425,722

Chemicals — 2.0%
Ecolab, Inc.	48,646	$6,527,320

		$6,527,320

Security	Shares	Value

Communications Equipment — 1.5%
Palo Alto Networks, Inc.(1)	33,356	$4,834,619

		$4,834,619

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	158,803	$2,453,506

		$2,453,506

Distributors — 1.3%
LKQ Corp.(1)	110,230	$4,483,054

		$4,483,054

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	86,345	$2,756,996

		$2,756,996

Food Products — 2.5%
Mondelez International, Inc., Class A	78,837	$3,374,223
Pinnacle Foods, Inc.	85,376	5,077,311

		$8,451,534

Health Care Equipment & Supplies — 1.0%
Danaher Corp.	35,092	$3,257,240

		$3,257,240

Health Care Providers & Services — 2.0%
Aetna, Inc.	28,126	$5,073,649
Anthem, Inc.	7,441	1,674,300

		$6,747,949

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	59,807	$3,434,716

		$3,434,716

Industrial Conglomerates — 1.5%
3M Co.	21,372	$5,030,328

		$5,030,328

Internet & Direct Marketing Retail — 8.6%
Amazon.com, Inc.(1)	19,889	$23,259,589
Netflix, Inc.(1)	12,341	2,368,978
Priceline Group, Inc. (The)(1)	1,696	2,947,207

		$28,575,774

20	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Internet Software & Services — 18.2%
Alibaba Group Holding, Ltd. ADR(1)	15,527	$2,677,321
Alphabet, Inc., Class A(1)	11,759	12,386,931
Alphabet, Inc., Class C(1)	14,013	14,663,203
Facebook, Inc., Class A(1)	116,287	20,520,004
GoDaddy, Inc., Class A(1)(2)	129,227	6,497,533
Twitter, Inc.(1)	159,597	3,831,924

		$60,576,916

IT Services — 4.2%
Visa, Inc., Class A(2)	123,225	$14,050,115

		$14,050,115

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	38,511	$2,579,082

		$2,579,082

Machinery — 0.5%
Xylem, Inc.	25,530	$1,741,146

		$1,741,146

Media — 1.6%
Walt Disney Co. (The)	50,955	$5,478,172

		$5,478,172

Oil, Gas & Consumable Fuels — 1.1%
Seven Generations Energy, Ltd., Class A(1)	253,481	$3,585,435

		$3,585,435

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	13,121	$1,669,516

		$1,669,516

Pharmaceuticals — 2.8%
Eli Lilly & Co.	29,568	$2,497,313
Johnson & Johnson	24,661	3,445,635
Zoetis, Inc.	47,499	3,421,828

		$9,364,776

Road & Rail — 4.0%
CSX Corp.	134,053	$7,374,256
J.B. Hunt Transport Services, Inc.	52,991	6,092,905

		$13,467,161

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom, Ltd.	8,484	$2,179,539
Texas Instruments, Inc.	38,506	4,021,567

		$6,201,106

Software — 9.3%
Activision Blizzard, Inc.	64,209	$4,065,714
Adobe Systems, Inc.(1)	37,524	6,575,706
Intuit, Inc.	24,430	3,854,565
Microsoft Corp.	97,054	8,301,999
salesforce.com, Inc.(1)	80,122	8,190,872

		$30,988,856

Specialty Retail — 3.5%
Home Depot, Inc. (The)	26,480	$5,018,754
TJX Cos., Inc. (The)	55,257	4,224,950
Ulta Beauty, Inc.(1)	11,119	2,486,876

		$11,730,580

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	50,880	$8,610,422

		$8,610,422

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(1)	43,585	$3,425,345
NIKE, Inc., Class B	71,572	4,476,829

		$7,902,174

Total Common Stocks (identified cost $192,826,753)		$331,793,803

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	1,630,545	$1,630,382

Total Short-Term Investments (identified cost $1,630,422)		$1,630,382

Total Investments — 100.0% (identified cost $194,457,175)		$333,424,185

Other Assets, Less Liabilities — 0.0%(4)		$80,553

Net Assets — 100.0%		$333,504,738

21	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at December 31, 2017.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(4)	Amount is less than 0.05%.

Abbreviations:

ADR	–	American Depositary Receipt

22	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value including $14,202,057 of securities on loan (identified cost, $192,826,753)	$331,793,803
Affiliated investment, at value (identified cost, $1,630,422)	1,630,382
Dividends receivable	172,324
Dividends receivable from affiliated investment	505
Securities lending income receivable	1,866
Tax reclaims receivable	169,324
Total assets	$333,768,204

Liabilities
Due to custodian — foreign currency, at value (identified cost, $301)	$304
Payable to affiliates:
Investment adviser fee	184,493
Trustees’ fees	4,437
Accrued expenses	74,232
Total liabilities	$263,466
Net Assets applicable to investors’ interest in Portfolio	$333,504,738

Sources of Net Assets
Investors’ capital	$194,534,684
Net unrealized appreciation	138,970,054
Total	$333,504,738

23	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $1,780)	$3,015,861
Dividends from affiliated investment	33,211
Securities lending income, net	22,919
Total investment income	$3,071,991

Expenses
Investment adviser fee	$2,068,928
Trustees’ fees and expenses	18,334
Custodian fee	97,418
Legal and accounting services	45,043
Miscellaneous	12,396
Total expenses	$2,242,119

Net investment income	$829,872

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,548,489
Investment transactions — affiliated investment	(1,474)
Foreign currency transactions	5,948
Net realized gain	$20,552,963
Change in unrealized appreciation (depreciation) —
Investments	$51,169,021
Investments — affiliated investment	709
Foreign currency	504
Net change in unrealized appreciation (depreciation)	$51,170,234

Net realized and unrealized gain	$71,723,197

Net increase in net assets from operations	$72,553,069

24	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$829,872	$1,755,570
Net realized gain	20,552,963	13,231,793
Net change in unrealized appreciation (depreciation)	51,170,234	(6,878,887)
Net increase in net assets from operations	$72,553,069	$8,108,476
Capital transactions —
Contributions	$6,873,685	$11,816,465
Withdrawals	(46,031,736)	(44,801,381)
Net decrease in net assets from capital transactions	$(39,158,051)	$(32,984,916)

Net increase (decrease) in net assets	$33,395,018	$(24,876,440)

Net Assets
At beginning of year	$300,109,720	$324,986,160
At end of year	$333,504,738	$300,109,720

25	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70%	0.70%	0.70%	0.72%	0.73%
Net investment income	0.26%	0.57%	0.96%	0.43%	0.58%
Portfolio Turnover	50%	60%	55%	38%	42%

Total Return	25.85%	2.67%	7.41%	14.73%	36.04%

Net assets, end of year (000’s omitted)	$333,505	$300,110	$324,986	$153,862	$159,965

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Growth Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Growth Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in

27

Growth Portfolio

December 31, 2017

Notes to Financial Statements — continued

foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $2,068,928 or 0.65% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,322,516 and $188,676,707, respectively, for the year ended December 31, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$194,462,794

Gross unrealized appreciation	$139,956,052
Gross unrealized depreciation	(994,661)

Net unrealized appreciation	$138,961,391

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

28

Growth Portfolio

December 31, 2017

Notes to Financial Statements — continued

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2017, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $14,202,057 and $14,542,193, respectively. Collateral received included non-cash U.S. Government securities of $14,542,193. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$331,793,803	*	$—	$—	$331,793,803
Short-Term Investments	—		1,630,382	—	1,630,382

Total Investments	$331,793,803		$1,630,382	$—	$333,424,185

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

29

Growth Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

30

Eaton Vance

Growth Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Eaton Vance

Growth Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

32

Eaton Vance

Growth Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559    12.31.17

Eaton Vance

Large-Cap Value Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Large-Cap Value Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19 and 32

Federal Tax Information	20

Management and Organization	33

Important Notices	36

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Large-Cap Value Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 14.80%. By comparison, the Fund’s benchmark, the Russell 1000® Value Index (the Index), returned 13.66% for the period.

The Fund outperformed the Index during the period ended December 31, 2017, largely due to stock selection in the information technology sector. Stock selection in the industrials and consumer discretionary sectors also helped the Fund outperform the Index. Within information technology, major contributors included technology heavyweights Apple, Inc. (Apple) and Alphabet, Inc. (Alphabet). Apple continued to benefit from consumers devoted to its brand and the anticipation of new product launches. The Fund’s out-of-benchmark position in Alphabet, the parent company of Google, also added to results as the company continued to experience strong growth across its core business lines. QUALCOMM, Inc., a semiconductor and telecommunications equipment firm, also performed well late in the year, benefiting from being the target of a takeover bid by rival Broadcom Ltd.

In the industrials sector, the Fund’s holding in Caterpillar, Inc. (Caterpillar) contributed to performance relative to the Index. The big machinery manufacturing giant rallied on strong global growth, including robust results in Chinese construction and North American oil and gas. In the consumer discretionary sector, Fund performance relative to the Index was buoyed by a position in leading skin care and beauty product provider Estee Lauder Cos., Inc. which capitalized on the power of its strong brand portfolio that includes Clinique and MAC. Elsewhere, exiting General Electric Co. (GE) in the second half of the year was helpful as the industrial conglomerate continued to struggle through a lengthy corporate restructure. Similarly, while energy stocks suffered throughout much of the year, the Fund gained in particular from a significant underweight to Exxon Mobil Corp.

In contrast, the consumer staples and real estate sectors detracted from Fund performance relative to the Index. In both cases, stock selection was the primary reason. A slight overweight to consumer staples and a more substantial overweight to real estate versus the Index also dragged on performance, as both sectors were weak. An underweight to tobacco maker Philip Morris International, Inc. held back relative performance early in the year. In real estate, equity real estate investment trusts (REITs), including Simon Property Group, Inc., hampered results. They were affected by weakness in retail real estate because of store closings and deteriorating investor sentiment as brick-and-mortar retailers lost ground to e-commerce in an increasingly competitive market.

While energy was a modest contributor overall, overweight positions in energy sector holdings Occidental Petroleum Corp. (Occidental), an international oil and gas exploration company, and Pioneer Natural Resources Co. (Pioneer), a natural gas exploration and production firm, detracted from returns relative to the Index in a difficult period for the industry. Both holdings were sold during the period. In addition to GE, Occidental, and Pioneer, the Fund exited positions in Apple and Caterpillar during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	14.80%	12.29%	5.24%
Class A with 5.75% Maximum Sales Charge	—	—	8.20	10.97	4.62
Class C at NAV	11/04/1994	09/23/1931	13.96	11.45	4.45
Class C with 1% Maximum Sales Charge	—	—	12.96	11.45	4.45
Class I at NAV	12/28/2004	09/23/1931	15.10	12.56	5.51
Class R at NAV	02/18/2004	09/23/1931	14.50	12.00	4.97
Class R6 at NAV	07/01/2014	09/23/1931	15.25	12.64	5.54
Russell 1000® Value Index	—	—	13.66%	14.03%	7.10%

% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I	Class R	Class R6
	1.06%	1.81%	0.81%	1.31%	0.71%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2007	$15,465	N.A.
Class I	$250,000	12/31/2007	$427,483	N.A.
Class R	$10,000	12/31/2007	$16,249	N.A.
Class R6	$1,000,000	12/31/2007	$1,715,973	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Fund Profile5

Common Stock Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)6

Johnson & Johnson	4.2%

Verizon Communications, Inc.	3.7

JPMorgan Chase & Co.	3.4

Bank of America Corp.	3.3

Philip Morris International, Inc.	2.7

Pfizer, Inc.	2.5

NextEra Energy, Inc.	2.4

Chevron Corp.	2.4

Simon Property Group, Inc.	2.4

Wells Fargo & Co.	2.4

Total	29.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective December 8, 2017, the Fund is managed by Edward J. Perkin and Aaron S. Dunn.

5

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,102.70	$5.62	1.06%
Class C	$1,000.00	$1,098.90	$9.58	1.81%
Class I	$1,000.00	$1,103.80	$4.35	0.82%
Class R	$1,000.00	$1,101.10	$6.94	1.31%
Class R6	$1,000.00	$1,104.80	$3.93	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.40	1.06%
Class C	$1,000.00	$1,016.10	$9.20	1.81%
Class I	$1,000.00	$1,021.10	$4.18	0.82%
Class R	$1,000.00	$1,018.60	$6.67	1.31%
Class R6	$1,000.00	$1,021.50	$3.77	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investment in Large-Cap Value Portfolio, at value (identified cost, $1,843,702,300)	$2,192,707,662
Receivable for Fund shares sold	3,526,795
Total assets	$2,196,234,457

Liabilities
Payable for Fund shares redeemed	$6,981,927
Payable to affiliates:
Distribution and service fees	400,121
Trustees’ fees	125
Accrued expenses	720,049
Total liabilities	$8,102,222
Net Assets	$2,188,132,235

Sources of Net Assets
Paid-in capital	$1,856,000,012
Accumulated undistributed net investment income	575,918
Accumulated net realized loss from Portfolio	(17,449,057)
Net unrealized appreciation from Portfolio	349,005,362
Total	$2,188,132,235

Class A Shares
Net Assets	$741,193,048
Shares Outstanding	37,974,523
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.52
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$20.71

Class C Shares
Net Assets	$241,192,295
Shares Outstanding	12,345,874
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.54

Class I Shares
Net Assets	$1,032,299,576
Shares Outstanding	52,687,256
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.59

Class R Shares
Net Assets	$86,705,655
Shares Outstanding	4,454,483
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.46

Class R6 Shares
Net Assets	$86,741,661
Shares Outstanding	4,424,201
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.61

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends allocated from Portfolio (net of foreign taxes, $13,492)	$61,578,135
Securities lending income allocated from Portfolio, net	322,252
Expenses allocated from Portfolio	(16,996,402)
Total investment income from Portfolio	$44,903,985

Expenses
Distribution and service fees
Class A	$2,084,710
Class C	2,632,015
Class R	462,124
Trustees’ fees and expenses	500
Custodian fee	60,889
Transfer and dividend disbursing agent fees	2,249,429
Legal and accounting services	65,897
Printing and postage	210,455
Registration fees	88,929
ReFlow liquidity program fees	1,258,136
Miscellaneous	31,085
Total expenses	$9,144,169

Net investment income	$35,759,816

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$322,955,148 (1)
Foreign currency transactions	338,048
Net realized gain	$323,293,196
Change in unrealized appreciation (depreciation) —
Investments	$(29,686,154)
Foreign currency	455
Net change in unrealized appreciation (depreciation)	$(29,685,699)

Net realized and unrealized gain	$293,607,497

Net increase in net assets from operations	$329,367,313

(1)	Includes $116,142,543 of net realized gains from redemptions in-kind.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$35,759,816	$51,180,831
Net realized gain	323,293,196 (1)	69,381,024 (2)
Net change in unrealized appreciation (depreciation)	(29,685,699)	140,159,424
Net increase in net assets from operations	$329,367,313	$260,721,279
Distributions to shareholders —
From net investment income
Class A	$(10,463,844)	$(14,039,899)
Class C	(1,260,961)	(2,096,597)
Class I	(19,104,475)	(25,584,674)
Class R	(928,683)	(1,188,547)
Class R6	(1,275,109)	(596,999)
From net realized gain
Class A	(33,556,769)	—
Class C	(10,862,857)	—
Class I	(45,867,557)	—
Class R	(3,911,850)	—
Class R6	(4,264,518)	—
Total distributions to shareholders	$(131,496,623)	$(43,506,716)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$63,821,918	$72,339,670
Class C	10,371,659	14,124,941
Class I	857,211,602	799,973,948
Class R	11,146,267	15,317,597
Class R6	59,786,291	8,904,007
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	39,847,811	12,912,252
Class C	10,620,399	1,618,286
Class I	53,885,545	22,038,265
Class R	4,419,613	1,113,814
Class R6	5,539,255	596,255
Cost of shares redeemed
Class A	(373,123,326)	(341,314,035)
Class C	(101,297,200)	(83,615,163)
Class I	(1,529,195,227)	(1,045,866,362)
Class R	(37,258,754)	(32,211,966)
Class R6	(22,731,835)	(6,203,845)
Net decrease in net assets from Fund share transactions	$(946,955,982)	$(560,272,336)

Net decrease in net assets	$(749,085,292)	$(343,057,773)

Net Assets
At beginning of year	$2,937,217,527	$3,280,275,300
At end of year	$2,188,132,235	$2,937,217,527

Accumulated undistributed net investment income included in net assets
At end of year	$575,918	$1,030,166

(1)	Includes $116,142,543 of net realized gains from redemptions in-kind.

(2)	Includes $98,751,998 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$18.030	$16.690	$18.740	$23.910	$19.500

Income (Loss) From Operations
Net investment income(1)	$0.246	$0.279	$0.246	$0.317	$0.267
Net realized and unrealized gain (loss)	2.393	1.301	(0.456)	2.001	5.402

Total income (loss) from operations	$2.639	$1.580	$(0.210)	$2.318	$5.669

Less Distributions
From net investment income	$(0.240)	$(0.240)	$(0.260)	$(0.320)	$(0.266)
From net realized gain	(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(1.149)	$(0.240)	$(1.840)	$(7.488)	$(1.259)

Net asset value — End of year	$19.520	$18.030	$16.690	$18.740	$23.910

Total Return(2)	14.80%	9.56%	(1.08)%	10.96%	29.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$741,193	$942,192	$1,127,754	$1,486,142	$2,912,022
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.06%	1.06%	1.05%	1.01%	0.99%
Net investment income	1.31%	1.67%	1.33%	1.29%	1.20%
Portfolio Turnover of the Portfolio	105%	94%	98%	75%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$18.040	$16.700	$18.750	$23.920	$19.510

Income (Loss) From Operations
Net investment income(1)	$0.107	$0.154	$0.107	$0.132	$0.100
Net realized and unrealized gain (loss)	2.394	1.298	(0.453)	1.999	5.401

Total income (loss) from operations	$2.501	$1.452	$(0.346)	$2.131	$5.501

Less Distributions
From net investment income	$(0.092)	$(0.112)	$(0.124)	$(0.133)	$(0.098)
From net realized gain	(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(1.001)	$(0.112)	$(1.704)	$(7.301)	$(1.091)

Net asset value — End of year	$19.540	$18.040	$16.700	$18.750	$23.920

Total Return(2)	13.96%	8.74%	(1.82)%	10.12%	28.37%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$241,192	$300,456	$345,531	$419,453	$454,829
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.81%	1.81%	1.80%	1.76%	1.74%
Net investment income	0.57%	0.92%	0.58%	0.54%	0.45%
Portfolio Turnover of the Portfolio	105%	94%	98%	75%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$18.090	$16.750	$18.800	$23.970	$19.550

Income (Loss) From Operations
Net investment income(1)	$0.296	$0.323	$0.293	$0.383	$0.326
Net realized and unrealized gain (loss)	2.401	1.300	(0.458)	2.002	5.411

Total income (loss) from operations	$2.697	$1.623	$(0.165)	$2.385	$5.737

Less Distributions
From net investment income	$(0.288)	$(0.283)	$(0.305)	$(0.387)	$(0.324)
From net realized gain	(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(1.197)	$(0.283)	$(1.885)	$(7.555)	$(1.317)

Net asset value — End of year	$19.590	$18.090	$16.750	$18.800	$23.970

Total Return(2)	15.10%	9.80%	(0.83)%	11.22%	29.65%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,032,300	$1,555,075	$1,664,998	$1,969,601	$2,892,359
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.81%	0.81%	0.80%	0.76%	0.74%
Net investment income	1.57%	1.92%	1.58%	1.55%	1.46%
Portfolio Turnover of the Portfolio	105%	94%	98%	75%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$17.980	$16.650	$18.690	$23.870	$19.470

Income (Loss) From Operations
Net investment income(1)	$0.199	$0.237	$0.199	$0.255	$0.212
Net realized and unrealized gain (loss)	2.382	1.292	(0.445)	1.993	5.391

Total income (loss) from operations	$2.581	$1.529	$(0.246)	$2.248	$5.603

Less Distributions
From net investment income	$(0.192)	$(0.199)	$(0.214)	$(0.260)	$(0.210)
From net realized gain	(0.909)	—	(1.580)	(7.168)	(0.993)

Total distributions	$(1.101)	$(0.199)	$(1.794)	$(7.428)	$(1.203)

Net asset value — End of year	$19.460	$17.980	$16.650	$18.690	$23.870

Total Return(2)	14.50%	9.26%	(1.33)%	10.71%	29.01%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,706	$101,010	$109,468	$151,329	$162,242
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	1.31%	1.31%	1.30%	1.26%	1.24%
Net investment income	1.06%	1.42%	1.08%	1.04%	0.95%
Portfolio Turnover of the Portfolio	105%	94%	98%	75%	49%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Financial Highlights — continued

	Class R6
	Year Ended December 31,			Period Ended December 31, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$18.100	$16.760	$18.810	$25.890

Income (Loss) From Operations
Net investment income(2)	$0.311	$0.339	$0.321	$0.194
Net realized and unrealized gain (loss)	2.413	1.301	(0.469)	0.089

Total income (loss) from operations	$2.724	$1.640	$(0.148)	$0.283

Less Distributions
From net investment income	$(0.305)	$(0.300)	$(0.322)	$(0.195)
From net realized gain	(0.909)	—	(1.580)	(7.168)

Total distributions	$(1.214)	$(0.300)	$(1.902)	$(7.363)

Net asset value — End of period	$19.610	$18.100	$16.760	$18.810

Total Return(3)	15.25%	9.90%	(0.79)%	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,742	$38,485	$32,525	$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.73%	0.71%	0.71%	0.65	%(7)
Net investment income	1.64%	2.01%	1.73%	1.54	%(7)
Portfolio Turnover of the Portfolio	105%	94%	98%	75	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended December 31, 2014.

14	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

15

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$33,033,072	$43,506,716
Long-term capital gains	$98,463,551	$—

During the year ended December 31, 2017, accumulated net realized gain was decreased by $157,149,722, accumulated undistributed net investment income was decreased by $3,180,992 and paid-in capital was increased by $160,330,714 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for the Fund’s investment in the Portfolio and redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$575,918
Undistributed long-term capital gains	$15,681,754
Net unrealized appreciation	$315,874,551

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to the Fund’s investment in the Portfolio.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $87,681 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $16,543 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $2,084,710 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $1,974,011 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2017, the Fund paid or accrued to EVD $231,062 for Class R shares.

16

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Notes to Financial Statements — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $658,004 and $231,062 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $1,000 and $6,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the year ended December 31, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,917,440 and $1,097,836,970, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $607,526,918.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	3,415,398	4,341,764
Issued to shareholders electing to receive payments of distributions in Fund shares	2,080,537	762,382
Redemptions	(19,792,778)	(20,399,369)

Net decrease	(14,296,843)	(15,295,223)

	Year Ended December 31,
Class C	2017	2016

Sales	553,201	851,053
Issued to shareholders electing to receive payments of distributions in Fund shares	551,526	95,824
Redemptions	(5,418,102)	(4,977,084)

Net decrease	(4,313,375)	(4,030,207)

	Year Ended December 31,
Class I	2017	2016

Sales	45,453,216	47,580,028
Issued to shareholders electing to receive payments of distributions in Fund shares	2,809,201	1,294,081
Redemptions	(81,538,166)	(62,311,167)

Net decrease	(33,275,749)	(13,437,058)

17

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Notes to Financial Statements — continued

	Year Ended December 31,
Class R	2017	2016

Sales	596,258	915,141
Issued to shareholders electing to receive payments of distributions in Fund shares	231,042	65,906
Redemptions	(1,991,331)	(1,937,523)

Net decrease	(1,164,031)	(956,476)

	Year Ended December 31,
Class R6	2017	2016

Sales	3,193,361	524,365
Issued to shareholders electing to receive payments of distributions in Fund shares	287,615	34,900
Redemptions	(1,182,622)	(373,764)

Net increase	2,298,354	185,501

18

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Large-Cap Value Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Value Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

19

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $52,949,659, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $156,768,132 or, if subsequently determined to be different, the net capital gain of such year.

20

Large-Cap Value Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 2.7%
Hexcel Corp.	373,161	$23,080,008
Textron, Inc.	638,252	36,118,681

		$59,198,689

Air Freight & Logistics — 2.1%
C.H. Robinson Worldwide, Inc.(1)	516,936	$46,053,828

		$46,053,828

Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)	366,194	$11,831,728

		$11,831,728

Banks — 14.8%
Bank of America Corp.	2,463,800	$72,731,376
First Republic Bank	296,078	25,652,198
Great Western Bancorp, Inc.	339,451	13,510,150
JPMorgan Chase & Co.	689,506	73,735,772
KeyCorp	1,721,765	34,728,000
PNC Financial Services Group, Inc. (The)	160,129	23,105,013
U.S. Bancorp	526,631	28,216,889
Wells Fargo & Co.	858,317	52,074,092

		$323,753,490

Beverages — 0.9%
PepsiCo, Inc.	171,812	$20,603,695

		$20,603,695

Biotechnology — 1.1%
Gilead Sciences, Inc.	341,739	$24,482,182

		$24,482,182

Capital Markets — 3.3%
Charles Schwab Corp. (The)	363,643	$18,680,341
Credit Suisse Group AG(1)	1,406,408	25,084,285
E*TRADE Financial Corp.(2)	323,493	16,035,548
Raymond James Financial, Inc.	146,681	13,098,613

		$72,898,787

Consumer Finance — 2.0%
Ally Financial, Inc.	694,581	$20,253,982
Discover Financial Services	314,677	24,204,955

		$44,458,937

Security	Shares	Value

Containers & Packaging — 2.0%
Ball Corp.(1)	389,359	$14,737,238
International Paper Co.	505,542	29,291,104

		$44,028,342

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(2)	242,613	$48,090,749

		$48,090,749

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	562,435	$21,867,473
Verizon Communications, Inc.	1,544,047	81,726,407

		$103,593,880

Electric Utilities — 3.2%
Edison International	276,323	$17,474,667
NextEra Energy, Inc.	340,885	53,242,828

		$70,717,495

Electronic Equipment, Instruments & Components — 1.4%
FLIR Systems, Inc.	641,564	$29,909,714

		$29,909,714

Energy Equipment & Services — 2.1%
Core Laboratories NV(1)	163,544	$17,916,245
Halliburton Co.	441,287	21,565,696
Oceaneering International, Inc.	339,066	7,167,855

		$46,649,796

Equity Real Estate Investment Trusts (REITs) — 7.4%
Boston Properties, Inc.	180,862	$23,517,486
DCT Industrial Trust, Inc.	302,442	17,777,541
Equity Residential	567,449	36,186,223
Public Storage	158,639	33,155,551
Simon Property Group, Inc.	305,695	52,500,059

		$163,136,860

Food Products — 3.7%
McCormick & Co., Inc.(1)	332,126	$33,846,961
Mondelez International, Inc., Class A	1,110,945	47,548,446

		$81,395,407

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(2)	855,804	$21,215,381

		$21,215,381

Health Care Providers & Services — 1.7%
Aetna, Inc.	91,025	$16,420,000
Anthem, Inc.	93,268	20,986,232

		$37,406,232

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	392,371	$22,533,867

		$22,533,867

Household Products — 1.9%
Colgate-Palmolive Co.	535,124	$40,375,106

		$40,375,106

Insurance — 0.5%
American Financial Group, Inc.	91,920	$9,976,997

		$9,976,997

Internet Software & Services — 0.9%
Alphabet, Inc., Class C(2)	19,375	$20,274,000

		$20,274,000

IT Services — 1.3%
Leidos Holdings, Inc.	452,795	$29,236,973

		$29,236,973

Machinery — 0.6%
Parker-Hannifin Corp.	66,416	$13,255,305

		$13,255,305

Media — 1.1%
Walt Disney Co. (The)	223,840	$24,065,038

		$24,065,038

Metals & Mining — 0.8%
Rio Tinto PLC ADR(1)	343,720	$18,193,100

		$18,193,100

Security	Shares	Value

Multi-Utilities — 3.2%
CMS Energy Corp.	748,366	$35,397,712
Sempra Energy	327,266	34,991,280

		$70,388,992

Oil, Gas & Consumable Fuels — 8.9%
Chevron Corp.	424,522	$53,145,909
ConocoPhillips	776,489	42,621,481
EOG Resources, Inc.	341,155	36,814,036
Exxon Mobil Corp.	461,793	38,624,367
Phillips 66	224,748	22,733,260

		$193,939,053

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	79,893	$10,165,585

		$10,165,585

Pharmaceuticals — 8.1%
Eli Lilly & Co.	166,458	$14,059,043
Johnson & Johnson	659,826	92,190,889
Pfizer, Inc.	1,499,498	54,311,817
Zoetis, Inc.	230,847	16,630,218

		$177,191,967

Road & Rail — 1.8%
CSX Corp.	698,095	$38,402,206

		$38,402,206

Semiconductors & Semiconductor Equipment — 4.1%
Intel Corp.	1,018,423	$47,010,406
QUALCOMM, Inc.	681,867	43,653,125

		$90,663,531

Specialty Retail — 1.7%
Home Depot, Inc. (The)	117,671	$22,302,185
Tiffany & Co.	138,330	14,379,403

		$36,681,588

Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.(2)	256,091	$20,126,191
NIKE, Inc., Class B	282,336	17,660,117
VF Corp.	243,064	17,986,736

		$55,773,044

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Tobacco — 3.5%
Altria Group, Inc.	227,896	$16,274,053
Philip Morris International, Inc.	565,589	59,754,478

		$76,028,531

Total Common Stocks (identified cost $1,822,588,504)		$2,176,570,075

Short-Term Investments — 2.0%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	11,459,460	$11,458,314
State Street Navigator Securities Lending Government Money Market Portfolio(4)	33,366,222	33,366,222

Total Short-Term Investments (identified cost $44,824,936)		$44,824,536

Total Investments — 101.3% (identified cost $1,867,413,440)		$2,221,394,611

Other Assets, Less Liabilities — (1.3)%		$(28,686,910)

Net Assets — 100.0%		$2,192,707,701

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at December 31, 2017.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	–	American Depositary Receipt

23	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value including $110,260,631 of securities on loan (identified cost, $1,855,954,726)	$2,209,936,297
Affiliated investment, at value (identified cost, $11,458,714)	11,458,314
Dividends receivable	2,680,645
Dividends receivable from affiliated investment	20,871
Receivable for investments sold	480,882
Securities lending income receivable	16,592
Tax reclaims receivable	2,959,943
Total assets	$2,227,553,544

Liabilities
Collateral for securities loaned	$33,366,222
Payable to affiliates:
Investment adviser fee	1,142,624
Trustees’ fees	25,375
Accrued expenses	311,622
Total liabilities	$34,845,843
Net Assets applicable to investors’ interest in Portfolio	$2,192,707,701

Sources of Net Assets
Investors’ capital	$1,838,888,076
Net unrealized appreciation	353,819,625
Total	$2,192,707,701

24	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $13,492)	$61,242,592
Dividends from affiliated investment	335,544
Securities lending income, net	322,252
Total investment income	$61,900,388

Expenses
Investment adviser fee	$16,190,461
Trustees’ fees and expenses	109,875
Custodian fee	519,567
Legal and accounting services	92,837
Miscellaneous	83,663
Total expenses	$16,996,403

Net investment income	$44,903,985

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$322,953,815 (1)
Investment transactions — affiliated investment	1,337
Foreign currency transactions	338,048
Net realized gain	$323,293,200
Change in unrealized appreciation (depreciation) —
Investments	$(29,688,703)
Investments — affiliated investment	2,549
Foreign currency	455
Net change in unrealized appreciation (depreciation)	$(29,685,699)

Net realized and unrealized gain	$293,607,501

Net increase in net assets from operations	$338,511,486

(1)	Includes $116,142,544 of net realized gains from redemptions in-kind.

25	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$44,903,985	$62,070,651
Net realized gain	323,293,200 (1)	69,381,024 (2)
Net change in unrealized appreciation (depreciation)	(29,685,699)	140,159,426
Net increase in net assets from operations	$338,511,486	$271,611,101
Capital transactions —
Contributions	$2,917,440	$26,154,090
Withdrawals	(1,097,836,970)	(650,945,387)
Net decrease in net assets from capital transactions	$(1,094,919,530)	$(624,791,297)

Net decrease in net assets	$(756,408,044)	$(353,180,196)

Net Assets
At beginning of year	$2,949,115,745	$3,302,295,941
At end of year	$2,192,707,701	$2,949,115,745

(1)	Includes $116,142,544 of net realized gains from redemptions in-kind.

(2)	Includes $98,751,999 of net realized gains from redemptions in-kind.

26	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65%	0.65%	0.64%	0.63%	0.62%
Net investment income	1.72%	2.07%	1.73%	1.66%	1.57%
Portfolio Turnover	105%	94%	98%	75%	49%

Total Return	15.27%	10.01%	(0.67)%	11.38%	29.81%

Net assets, end of year (000’s omitted)	$2,192,708	$2,949,116	$3,302,296	$4,132,913	$6,494,345

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

27	See Notes to Financial Statements.

Large-Cap Value Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

28

Large-Cap Value Portfolio

December 31, 2017

Notes to Financial Statements — continued

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $16,190,461 or 0.62% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $2,689,593,998 and $3,108,008,426, respectively, for the year ended December 31, 2017. In-kind sales for the year ended December 31, 2017 aggregated $607,526,918.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,874,498,336

Gross unrealized appreciation	$367,259,391
Gross unrealized depreciation	(20,363,116)

Net unrealized appreciation	$346,896,275

29

Large-Cap Value Portfolio

December 31, 2017

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At December 31, 2017, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $110,260,631 and $112,733,054, respectively. Collateral received included cash of $33,366,222 and non-cash U.S. Government securities of $79,366,832. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at December 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at December 31, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Large-Cap Value Portfolio

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$150,885,265	$—		$—	$150,885,265
Consumer Staples	228,568,324	—		—	228,568,324
Energy	240,588,849	—		—	240,588,849
Financials	474,094,675	25,084,285		—	499,178,960
Health Care	260,295,762	—		—	260,295,762
Industrials	156,910,028	—		—	156,910,028
Information Technology	170,084,218	—		—	170,084,218
Materials	62,221,442	—		—	62,221,442
Real Estate	163,136,860	—		—	163,136,860
Telecommunication Services	103,593,880	—		—	103,593,880
Utilities	141,106,487	—		—	141,106,487

Total Common Stocks	$2,151,485,790	$25,084,285	*	$—	$2,176,570,075
Short-Term Investments	$33,366,222	$11,458,314		$—	$44,824,536

Total Investments	$2,184,852,012	$36,542,599		$—	$2,221,394,611

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Large-Cap Value Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Large-Cap Value Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Large-Cap Value Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

32

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

33

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

34

Eaton Vance

Large-Cap Value Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173    12.31.17

Eaton Vance

Real Estate Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Real Estate Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	18

Federal Tax Information	19

Management and Organization	20

Important Notices	23

Eaton Vance

Real Estate Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large-and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Real Estate Fund (the Fund) had a total return of 3.93% for Class A shares at net asset value (NAV), outperforming its primary benchmark, the Dow Jones U.S. Select Real Estate Securities Index (the Index), which returned 3.76% for the period.

The Fund outperformed the Index largely due to sector and industry allocation during the period. Stock selection also contributed to relative Fund performance versus the Index. The Index had positive returns in six of its nine property groups. The Fund had positive returns in seven of the 10 property-type groups in which it invested for the period ended December 31, 2017.

Real estate investment trusts (REITs), which represent the majority of the Fund’s holdings, recorded positive results for the period ended December 31, 2017, underperforming the broader stock market, as measured by the S&P 500 Index. REITs did not benefit from the anticipation of tax reform as much as other companies. In addition, REITs appeared to be constrained during the period by concerns about rising long-term interest rates, as well as investors’ appetite for riskier investments.

The hotel property group was the Fund’s largest contributor to performance versus the Index due mainly to stock selection. Two non-REIT hotel management and franchise companies were among the Fund’s best-performing individual stocks: Marriott International, Inc. and Hilton Worldwide Holdings, Inc.

Amid strong real estate markets worldwide, the real estate services property-type groups contributed to relative Fund performance versus the Index. Global services companies Jones Lang LaSalle, Inc. and CBRE Group, Inc. were among the Fund’s leading individual stocks for the period.

Despite the Fund’s overweight positions in the underperforming shopping center and regional mall property-type groups, a focus on high-quality retail stocks within both groups helped relative Fund performance versus the Index.

Conversely, the multifamily property-type group was the Fund’s largest detractor from performance versus the Index. This was due to unfavorable stock selection during the period, including two of the Fund’s poorest-performing individual stocks: Education Realty Trust, Inc. and American Campus Communities, Inc., which own and develop student housing properties. Both REITs were hurt by concerns about rising competition in the form of new student housing supply.

The diversified specialty property-type group also hurt relative Fund performance versus the Index. This was due to Fund’s underweight position in the group during the period, particularly in the outperforming data center industry.

Amid concerns about growing supply and weakening industry fundamentals, the storage property-type group also detracted from relative Fund performance versus the Index. Public Storage REIT was the Fund’s worst-performing individual stock versus the Index. As the industry’s largest storage REIT, it was directly affected by the negative industry trends during the 12-month period ended December 31, 2017.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

December 31, 2017

Performance2,3

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/09/2010	04/28/2006	3.93%	8.85%	7.66%
Class A with 5.75% Maximum Sales Charge	—	—	–2.08	7.57	7.03
Class I at NAV	04/28/2006	04/28/2006	4.23	9.13	7.86
Dow Jones U.S. Select Real Estate Securities Index	—	—	3.76%	9.07%	6.97%
S&P 500 Index	—	—	21.83	15.78	8.49

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.48%	1.23%
Net				1.25	1.00

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	12/31/2007	$532,920	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Real Estate Fund

December 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Simon Property Group, Inc.	9.7%

Public Storage	7.0

Equity Residential	6.0

Boston Properties, Inc.	5.6

AvalonBay Communities, Inc.	5.4

Mid-America Apartment Communities, Inc.	3.4

ProLogis, Inc.	3.2

Essex Property Trust, Inc.	3.2

Regency Centers Corp.	2.6

GGP, Inc.	2.6

Total	48.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Real Estate Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Real Estate Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.00	$6.40	**	1.25%
Class I	$1,000.00	$1,033.00	$5.12	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.36	**	1.25%
Class I	$1,000.00	$1,020.20	$5.09	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Real Estate Fund

December 31, 2017

Portfolio of Investments

Common Stocks — 98.2%

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.4%
Hilton Worldwide Holdings, Inc.	6,841	$546,322
Marriott International, Inc., Class A	4,356	591,240

		$1,137,562

Other — 1.1%
CBRE Group, Inc., Class A(1)	6,165	$267,006
Jones Lang LaSalle, Inc.	1,873	278,946

		$545,952

Real Estate Investment Trusts — 94.7%

Security	Shares	Value

Diversified, Specialty & Other — 9.1%
CoreSite Realty Corp.	6,925	$788,757
Digital Realty Trust, Inc.	6,371	725,657
National Retail Properties, Inc.	20,996	905,557
PS Business Parks, Inc.	1,814	226,913
STORE Capital Corp.	24,464	637,043
Vornado Realty Trust	13,820	1,080,448

		$4,364,375

Health Care — 6.3%
HCP, Inc.	26,108	$680,897
Physicians Realty Trust	13,485	242,595
Ventas, Inc.	16,628	997,846
Welltower, Inc.	17,724	1,130,260

		$3,051,598

Hotels & Resorts — 4.0%
DiamondRock Hospitality Co.	33,168	$374,467
Host Hotels & Resorts, Inc.	29,076	577,158
Park Hotels & Resorts, Inc.	12,052	346,495
Sunstone Hotel Investors, Inc.	38,460	635,744

		$1,933,864

Industrial — 9.0%
DCT Industrial Trust, Inc.	20,647	$1,213,631
Duke Realty Corp.	22,989	625,531
EastGroup Properties, Inc.	5,095	450,296
First Industrial Realty Trust, Inc.	8,112	255,284
ProLogis, Inc.	23,919	1,543,015
Rexford Industrial Realty, Inc.	7,870	229,489

		$4,317,246

Security	Shares	Value

Malls and Factory Outlets — 13.5%
GGP, Inc.	52,874	$1,236,723
Pennsylvania Real Estate Investment Trust	26,630	316,631
Simon Property Group, Inc.	27,147	4,662,226
Tanger Factory Outlet Centers, Inc.	10,902	289,012

		$6,504,592

Multifamily — 23.6%
American Campus Communities, Inc.	9,205	$377,681
AvalonBay Communities, Inc.	14,615	2,607,462
Camden Property Trust	11,550	1,063,293
Education Realty Trust, Inc.	15,162	529,457
Equity Residential	44,934	2,865,441
Essex Property Trust, Inc.	6,363	1,535,837
Invitation Homes, Inc.	31,126	733,640
Mid-America Apartment Communities, Inc.	16,092	1,618,212

		$11,331,023

Office — 11.8%
Boston Properties, Inc.	20,622	$2,681,479
Corporate Office Properties Trust	10,902	318,338
Cousins Properties, Inc.	72,719	672,651
Douglas Emmett, Inc.	8,031	329,753
Highwoods Properties, Inc.	16,969	863,892
Hudson Pacific Properties, Inc.	16,824	576,222
JBG Smith Properties	6,909	239,949

		$5,682,284

Self Storage — 9.7%
CubeSmart	19,837	$573,686
Extra Space Storage, Inc.	8,727	763,176
Public Storage	16,014	3,346,926

		$4,683,788

Strip Centers — 7.7%
Acadia Realty Trust	22,045	$603,151
Federal Realty Investment Trust	8,596	1,141,635
Kimco Realty Corp.	22,499	408,357
Regency Centers Corp.	18,276	1,264,334
Retail Opportunity Investments Corp.	13,131	261,963

		$3,679,440

Total Real Estate Investment Trusts		$45,548,210

Total Common Stocks (identified cost $39,396,301)		$47,231,724

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Portfolio of Investments — continued

Short-Term Investments — 1.8%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.50%(2)	888,282	$888,193

Total Short-Term Investments (identified cost $888,282)		$888,193

Total Investments — 100.0% (identified cost $40,284,583)		$48,119,917

Other Assets, Less Liabilities — (0.0)%(3)		$(13,661)

Net Assets — 100.0%		$48,106,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(3)	Amount is less than (0.05)%.

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $39,396,301)	$47,231,724
Affiliated investment, at value (identified cost, $888,282)	888,193
Dividends receivable	228,167
Dividends receivable from affiliated investment	894
Receivable for Fund shares sold	79,728
Receivable from affiliate	7,343
Total assets	$48,436,049

Liabilities
Payable for Fund shares redeemed	$226,376
Payable to affiliates:
Investment adviser fee	26,772
Administration fee	6,178
Distribution and service fees	2,503
Trustees’ fees	872
Accrued expenses	67,092
Total liabilities	$329,793
Net Assets	$48,106,256

Sources of Net Assets
Paid-in capital	$40,686,737
Accumulated distributions in excess of net realized gain	(415,815)
Net unrealized appreciation	7,835,334
Total	$48,106,256

Class A Shares
Net Assets	$11,766,358
Shares Outstanding	844,563
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.78

Class I Shares
Net Assets	$36,339,898
Shares Outstanding	2,608,792
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends	$1,523,546
Dividends from affiliated investment	9,287
Total investment income	$1,532,833

Expenses
Investment adviser fee	$343,435
Administration fee	79,254
Distribution and service fees
Class A	35,933
Trustees’ fees and expenses	3,505
Custodian fee	37,357
Transfer and dividend disbursing agent fees	44,357
Legal and accounting services	46,139
Printing and postage	14,474
Registration fees	34,064
Miscellaneous	14,228
Total expenses	$652,746
Deduct —
Allocation of expenses to affiliate	$88,437
Total expense reductions	$88,437

Net expenses	$564,309

Net investment income	$968,524

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$98,208
Investment transactions — affiliated investment	(46)
Capital gain distributions received	395,058
Net realized gain	$493,220
Change in unrealized appreciation (depreciation) —
Investments	$656,529
Investments — affiliated investment	(46)
Net change in unrealized appreciation (depreciation)	$656,483

Net realized and unrealized gain	$1,149,703

Net increase in net assets from operations	$2,118,227

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$968,524	$568,240
Net realized gain	493,220	1,764,854
Net change in unrealized appreciation (depreciation)	656,483	(1,014,693)
Net increase in net assets from operations	$2,118,227	$1,318,401
Distributions to shareholders —
From net investment income
Class A	$(199,421)	$(262,599)
Class I	(771,108)	(445,914)
From net realized gain
Class A	(76,638)	(800,351)
Class I	(241,455)	(1,034,112)
Total distributions to shareholders	$(1,288,622)	$(2,542,976)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,062,393	$15,088,652
Class I	27,779,739	20,332,240
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	269,513	1,053,230
Class I	846,790	1,418,262
Cost of shares redeemed
Class A	(12,582,293)	(16,190,741)
Class I	(19,108,242)	(12,392,144)
Net increase in net assets from Fund share transactions	$267,900	$9,309,499

Net increase in net assets	$1,097,505	$8,084,924

Net Assets
At beginning of year	$47,008,751	$38,923,827
At end of year	$48,106,256	$47,008,751

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$13.700	$13.790	$14.030	$11.090	$11.300

Income (Loss) From Operations
Net investment income(1)	$0.199	$0.158	$0.192	$0.165	$0.123
Net realized and unrealized gain (loss)	0.333	0.518	0.660	3.253	(0.072)

Total income from operations	$0.532	$0.676	$0.852	$3.418	$0.051

Less Distributions
From net investment income	$(0.212)	$(0.226)	$(0.227)	$(0.264)	$(0.117)
From net realized gain	(0.090)	(0.540)	(0.865)	(0.214)	(0.144)

Total distributions	$(0.302)	$(0.766)	$(1.092)	$(0.478)	$(0.261)

Net asset value — End of year	$13.930	$13.700	$13.790	$14.030	$11.090

Total Return(2)(3)	3.93%	4.94%	6.40%	31.19%	0.41%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,766	$21,078	$21,880	$11,204	$7,438
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.45%	1.13%	1.38%	1.29%	1.05%
Portfolio Turnover	36%	52%	72%	31%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.23%, 0.30%, 0.30% and 0.27% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$13.700	$13.800	$14.030	$11.100	$11.300

Income (Loss) From Operations
Net investment income(1)	$0.271	$0.200	$0.192	$0.182	$0.151
Net realized and unrealized gain (loss)	0.301	0.501	0.703	3.258	(0.060)

Total income from operations	$0.572	$0.701	$0.895	$3.440	$0.091

Less Distributions
From net investment income	$(0.252)	$(0.261)	$(0.260)	$(0.296)	$(0.147)
From net realized gain	(0.090)	(0.540)	(0.865)	(0.214)	(0.144)

Total distributions	$(0.342)	$(0.801)	$(1.125)	$(0.510)	$(0.291)

Net asset value — End of year	$13.930	$13.700	$13.800	$14.030	$11.100

Total Return(2)(3)	4.23%	5.12%	6.73%	31.40%	0.76%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,340	$25,930	$17,044	$22,115	$18,955
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.97%	1.43%	1.37%	1.43%	1.29%
Portfolio Turnover	36%	52%	72%	31%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator reimbursed certain operating expenses (equal to 0.17%, 0.23%, 0.30%, 0.30% and 0.27% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

14

Eaton Vance

Real Estate Fund

December 31, 2017

Notes to Financial Statements — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$970,529	$715,348
Long-term capital gains	$318,093	$1,827,628

During the year ended December 31, 2017, accumulated distributions in excess of net realized gain was increased by $64,476, accumulated distributions in excess of net investment income was decreased by $2,005 and paid-in capital was increased by $62,471 due to the Fund’s use of equalization accounting and differences between book and tax accounting for distributions from REITs. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$34,141
Net unrealized appreciation	$7,385,378

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,734,539

Gross unrealized appreciation	$7,951,478
Gross unrealized depreciation	(566,100)

Net unrealized appreciation	$7,385,378

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2017, the Fund’s investment adviser fee amounted to $343,435. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at

15

Eaton Vance

Real Estate Fund

December 31, 2017

Notes to Financial Statements — continued

an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2017, the administration fee amounted to $79,254. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $88,437 of the Fund’s operating expenses for the year ended December 31, 2017. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $3,095 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,710 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $35,933 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $18,572,918 and $18,586,822, respectively, for the year ended December 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	222,787	1,078,893
Issued to shareholders electing to receive payments of distributions in Fund shares	19,599	76,171
Redemptions	(936,937)	(1,202,395)

Net decrease	(694,551)	(47,331)

	Year Ended December 31,
Class I	2017	2016

Sales	2,044,691	1,446,548
Issued to shareholders electing to receive payments of distributions in Fund shares	61,585	102,353
Redemptions	(1,390,138)	(891,569)

Net increase	716,138	657,332

16

Eaton Vance

Real Estate Fund

December 31, 2017

Notes to Financial Statements — continued

At December 31, 2017, donor advised funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 20.0% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities of companies primarily engaged in the real estate industry, such as REITs and other real estate related investments. Securities of companies in the real estate industry are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$47,231,724	*	$—	$—	$47,231,724
Short-Term Investments	—		888,193	—	888,193

Total Investments	$47,231,724		$888,193	$—	$48,119,917

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

17

Eaton Vance

Real Estate Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Real Estate Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Real Estate Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

18

Eaton Vance

Real Estate Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in March 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $39,147, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $412,610 or, if subsequently determined to be different, the net capital gain of such year.

19

Eaton Vance

Real Estate Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

20

Eaton Vance

Real Estate Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

21

Eaton Vance

Real Estate Fund

December 31, 2017

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685    12.31.17

Eaton Vance

Small-Cap Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	27

Eaton Vance

Small-Cap Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Small-Cap Fund had a total return of 14.91% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the Russell 2000® Index (the Index), which returned 14.65% for the period.

The Fund outperformed the Index due to favorable stock selection. However, sector and industry allocation had a negative impact on Fund performance. The Index had positive returns in 10 of its 11 economic sectors. The Fund had positive returns in all 10 of the sectors in which it was invested.

The financials sector contributed the most to relative Fund performance versus the Index, especially stock selection in the insurance industry. Real estate title insurer First American Financial Corp. was among the Fund’s strongest individual stocks for the 12-month period ended December 31, 2017. The company benefited from a strengthening housing market. Stock selection in the consumer discretionary sector also boosted relative Fund performance versus the Index. In particular, the Fund’s holdings in the diversified consumer services industry delivered notable returns, with ServiceMaster Global Holdings, Inc., a residential and commercial services company, among the Fund’s leading individual stocks. The stock outperformed following several strong quarters and a plan to split its pest control and home warranty businesses into separate public companies. In addition, Grand Canyon Education, Inc., a for-profit college, was also among the Fund’s top-performing stocks in the 12-month period. Higher enrollment, improved financial results and expectations of a more favorable regulatory environment under the Trump administration helped push the stock higher. The consumer staples sector further contributed to relative Fund performance versus the Index, due to both stock selection and an overweight position. Additionally, the Fund’s holdings in the food & staples retailing industry performed notably well in the 12-month period.

Conversely, health care was the Fund’s weakest sector due to stock selection. In particular, the biotechnology and health care providers & services industries lagged during the period ended December 31, 2017. In the latter, payment accuracy solutions company Cotiviti Holdings, Inc. was among the Fund’s weakest stocks after reporting disappointing earnings. Stock selection in the industrials sector detracted from relative Fund performance versus the Index, especially in the professional services industry. The Fund’s holdings in Wageworks, Inc., a health care benefits administration provider, declined amid uncertainty in the health care industry. Stock selection in the materials sector also hampered relative Fund performance versus the Index. In the chemicals industry, one of the Fund’s weakest individual stocks was specialty chemical company Balchem Corp. The Fund’s worst-performing stock overall was Veeco Instruments, Inc., a supplier of semiconductor equipment to the LED lighting market, after it reported disappointing sales and earnings. The stock was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

December 31, 2017

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	14.91%	13.34%	7.78%
Class A with 5.75% Maximum Sales Charge	—	—	8.28	12.01	7.14
Class C at NAV	05/03/2002	01/02/1997	14.11	12.50	6.97
Class C with 1% Maximum Sales Charge	—	—	13.11	12.50	6.97
Class I at NAV	09/02/2008	01/02/1997	15.17	13.62	8.33
Class R at NAV	08/03/2009	01/02/1997	14.64	13.06	7.55
Russell 2000® Index	—	—	14.65%	14.11%	8.70%

% Total Annual Operating Expense Ratios[4]		Class A	Class C	Class I	Class R
Gross		1.52%	2.27%	1.27%	1.77%
Net		1.35	2.10	1.10	1.60

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2007	$19,632	N.A.
Class I	$250,000	12/31/2007	$556,563	N.A.
Class R	$10,000	12/31/2007	$20,714	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Small-Cap Fund

December 31, 2017

Fund Profile

Common Stock Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

RealPage, Inc.	2.6%

Dolby Laboratories, Inc., Class A	2.5

ServiceMaster Global Holdings, Inc.	2.5

Euronet Worldwide, Inc.	2.4

First American Financial Corp.	2.4

Performance Food Group Co.	2.3

ACI Worldwide, Inc.	2.3

Hexcel Corp.	2.2

WageWorks, Inc.	2.2

Multi-Color Corp.	2.1

Total	23.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Small-Cap Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Small-Cap Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,089.20	$7.11	**	1.35%
Class C	$1,000.00	$1,086.00	$11.04	**	2.10%
Class I	$1,000.00	$1,091.00	$5.80	**	1.10%
Class R	$1,000.00	$1,088.30	$8.42	**	1.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.87	**	1.35%
Class C	$1,000.00	$1,014.60	$10.66	**	2.10%
Class I	$1,000.00	$1,019.70	$5.60	**	1.10%
Class R	$1,000.00	$1,017.10	$8.13	**	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Small-Cap Fund

December 31, 2017

Portfolio of Investments

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 3.5%
Hexcel Corp.	29,329	$1,813,999
Mercury Systems, Inc.(1)	19,327	992,441

		$2,806,440

Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A(1)	11,049	$529,247

		$529,247

Banks — 9.8%
Ameris Bancorp	18,073	$871,119
BankUnited, Inc.	24,946	1,015,801
Columbia Banking System, Inc.	28,565	1,240,864
First Hawaiian, Inc.	22,415	654,070
Sterling Bancorp	61,750	1,519,050
Texas Capital Bancshares, Inc.(1)	5,246	466,369
Western Alliance Bancorp(1)	18,373	1,040,279
Wintrust Financial Corp.	13,508	1,112,654

		$7,920,206

Biotechnology — 0.9%
Ligand Pharmaceuticals, Inc.(1)	5,469	$748,870

		$748,870

Capital Markets — 3.0%
Cohen & Steers, Inc.	29,679	$1,403,520
Lazard, Ltd., Class A	18,706	982,065

		$2,385,585

Chemicals — 2.5%
Balchem Corp.	19,715	$1,589,029
NewMarket Corp.	1,018	404,543

		$1,993,572

Commercial Services & Supplies — 5.5%
Brink’s Co. (The)	15,606	$1,228,192
Deluxe Corp.	19,732	1,516,207
Multi-Color Corp.	22,817	1,707,852

		$4,452,251

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	21,006	$1,234,102

		$1,234,102

Security	Shares	Value

Construction Materials — 1.5%
US Concrete, Inc.(1)	14,349	$1,200,294

		$1,200,294

Diversified Consumer Services — 5.6%
Bright Horizons Family Solutions, Inc.(1)	13,711	$1,288,834
Grand Canyon Education, Inc.(1)	14,112	1,263,447
ServiceMaster Global Holdings, Inc.(1)	38,820	1,990,302

		$4,542,583

Electric Utilities — 0.5%
ALLETE, Inc.	5,841	$434,337

		$434,337

Electrical Equipment — 1.0%
EnerSys	11,050	$769,411

		$769,411

Electronic Equipment, Instruments & Components — 3.4%
Dolby Laboratories, Inc., Class A	33,156	$2,055,672
FLIR Systems, Inc.	14,430	672,727

		$2,728,399

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	24,204	$511,672

		$511,672

Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	32,585	$891,525
CubeSmart	40,828	1,180,746
DCT Industrial Trust, Inc.	22,147	1,301,801
Education Realty Trust, Inc.	26,007	908,164
STORE Capital Corp.	32,623	849,503

		$5,131,739

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	57,068	$1,888,951

		$1,888,951

Food Products — 1.6%
Pinnacle Foods, Inc.	21,042	$1,251,368

		$1,251,368

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc.(1)	6,991	$1,510,056
Integra LifeSciences Holdings Corp.(1)	21,613	1,034,398
West Pharmaceutical Services, Inc.	17,290	1,706,004
Wright Medical Group NV(1)	15,137	336,042

		$4,586,500

Health Care Providers & Services — 2.3%
Amedisys, Inc.(1)	20,612	$1,086,459
Chemed Corp.	3,110	755,792

		$1,842,251

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	26,610	$857,108

		$857,108

Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	20,332	$766,720

		$766,720

Insurance — 5.1%
First American Financial Corp.	34,144	$1,913,430
Horace Mann Educators Corp.	33,225	1,465,222
RLI Corp.	12,204	740,295

		$4,118,947

Internet Software & Services — 0.4%
Okta, Inc.(1)	12,757	$326,707

		$326,707

IT Services — 5.5%
Black Knight, Inc.(1)	24,924	$1,100,395
CSG Systems International, Inc.	32,155	1,409,032
Euronet Worldwide, Inc.(1)	23,048	1,942,255

		$4,451,682

Life Sciences Tools & Services — 0.4%
Patheon NV(1)(2)	9,006	$315,210

		$315,210

Machinery — 2.2%
Milacron Holdings Corp.(1)	47,463	$908,442
RBC Bearings, Inc.(1)	7,029	888,465

		$1,796,907

Security	Shares	Value

Marine — 1.2%
Kirby Corp.(1)	15,052	$1,005,474

		$1,005,474

Oil, Gas & Consumable Fuels — 2.4%
Diamondback Energy, Inc.(1)	5,352	$675,690
Jagged Peak Energy, Inc.(1)	19,197	302,928
PDC Energy, Inc.(1)	18,633	960,345

		$1,938,963

Pharmaceuticals — 0.4%
Catalent, Inc.(1)	8,268	$339,649

		$339,649

Professional Services — 3.4%
Dun & Bradstreet Corp. (The)	8,043	$952,372
WageWorks, Inc.(1)	29,125	1,805,750

		$2,758,122

Road & Rail — 2.1%
Landstar System, Inc.	16,027	$1,668,411

		$1,668,411

Software — 8.5%
ACI Worldwide, Inc.(1)	82,320	$1,866,194
Altair Engineering, Inc., Class A(1)	59,567	1,424,843
Blackbaud, Inc.	15,947	1,506,832
RealPage, Inc.(1)	47,304	2,095,567

		$6,893,436

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	7,074	$870,314
Children’s Place, Inc. (The)	2,143	311,485
Lithia Motors, Inc., Class A	4,416	501,614

		$1,683,413

Textiles, Apparel & Luxury Goods — 2.5%
Carter’s, Inc.	5,117	$601,196
Columbia Sportswear Co.	5,221	375,285
Steven Madden, Ltd.(1)	22,498	1,050,657

		$2,027,138

Thrifts & Mortgage Finance — 2.0%
Essent Group, Ltd.(1)	37,523	$1,629,249

		$1,629,249

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	9,546	$650,082

		$650,082

Total Common Stocks (identified cost $59,398,336)		$80,184,996

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(3)	567,097	$567,041

Total Short-Term Investments (identified cost $567,078)		$567,041

Total Investments — 100.0% (identified cost $59,965,414)		$80,752,037

Other Assets, Less Liabilities — (0.0)%(4)		$(13,603)

Net Assets — 100.0%		$80,738,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(4)	Amount is less than (0.05)%.

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $59,398,336)	$80,184,996
Affiliated investment, at value (identified cost, $567,078)	567,041
Dividends receivable	64,215
Dividends receivable from affiliated investment	516
Receivable for Fund shares sold	194,589
Receivable from affiliate	6,081
Total assets	$81,017,438

Liabilities
Payable for Fund shares redeemed	$121,026
Payable to affiliates:
Investment adviser fee	51,292
Administration fee	10,258
Distribution and service fees	13,907
Trustees’ fees	1,206
Accrued expenses	81,315
Total liabilities	$279,004
Net Assets	$80,738,434

Sources of Net Assets
Paid-in capital	$60,000,957
Accumulated undistributed net investment income	817
Accumulated net realized loss	(49,963)
Net unrealized appreciation	20,786,623
Net Assets	$80,738,434

Class A Shares
Net Assets	$24,864,843
Shares Outstanding	1,891,210
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.15
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.95

Class C Shares
Net Assets	$9,564,605
Shares Outstanding	861,191
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.11

Class I Shares
Net Assets	$45,587,444
Shares Outstanding	3,155,587
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.45

Class R Shares
Net Assets	$721,542
Shares Outstanding	56,949
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends	$777,638
Dividends from affiliated investment	9,363
Total investment income	$787,001

Expenses
Investment adviser fee	$590,186
Administration fee	118,037
Distribution and service fees
Class A	66,910
Class B	3,065
Class C	98,333
Class R	3,280
Trustees’ fees and expenses	5,068
Custodian fee	41,796
Transfer and dividend disbursing agent fees	96,424
Legal and accounting services	46,777
Printing and postage	21,290
Registration fees	60,911
Miscellaneous	18,607
Total expenses	$1,170,684
Deduct —
Allocation of expenses to affiliate	$82,434
Total expense reductions	$82,434

Net expenses	$1,088,250

Net investment loss	$(301,249)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,351,454
Investment transactions — affiliated investment	85
Net realized gain	$7,351,539
Change in unrealized appreciation (depreciation) —
Investments	$3,901,443
Investments — affiliated investment	111
Net change in unrealized appreciation (depreciation)	$3,901,554

Net realized and unrealized gain	$11,253,093

Net increase in net assets from operations	$10,951,844

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment loss	$(301,249)	$(316,278)
Net realized gain	7,351,539	12,354,057
Net change in unrealized appreciation (depreciation)	3,901,554	971,881
Net increase in net assets from operations	$10,951,844	$13,009,660
Distributions to shareholders —
From net realized gain
Class A	$(2,614,958)	$(3,775,338)
Class B	—	(165,944)
Class C	(1,183,862)	(1,370,588)
Class I	(4,242,331)	(4,384,612)
Class R	(73,491)	(67,068)
Total distributions to shareholders	$(8,114,642)	$(9,763,550)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,452,831	$7,592,286
Class B	35,944	120,617
Class C	2,917,320	2,765,477
Class I	15,021,565	6,166,627
Class R	234,533	355,974
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,455,295	3,539,397
Class B	—	157,261
Class C	1,108,865	1,211,411
Class I	4,063,024	4,113,686
Class R	73,491	67,068
Cost of shares redeemed
Class A	(14,244,785)	(8,999,925)
Class B	(112,082)	(500,293)
Class C	(4,575,223)	(3,051,012)
Class I	(10,011,521)	(29,930,757)
Class R	(171,692)	(162,824)
Net asset value of shares exchanged
Class A	111,870	692,202
Class B	(111,870)	(692,202)
Net asset value of shares merged*
Class A	878,745	—
Class B	(878,745)	—
Net increase (decrease) in net assets from Fund share transactions	$1,247,565	$(16,555,007)

Net increase (decrease) in net assets	$4,084,767	$(13,308,897)

Net Assets
At beginning of year	$76,653,667	$89,962,564
At end of year	$80,738,434	$76,653,667

Accumulated undistributed net investment income included in net assets
At end of year	$817	$—

*	At the close of business on April 27, 2017, Class B shares were merged into Class A shares.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value — Beginning of year	$12.740		$12.200	$15.320	$18.040		$14.170

Income (Loss) From Operations
Net investment loss(1)	$(0.057)		$(0.053)	$(0.078)	$(0.078)		$(0.084)
Net realized and unrealized gain (loss)	1.916		2.361	(0.205)	0.618		5.031

Total income (loss) from operations	$1.859		$2.308	$(0.283)	$0.540		$4.947

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)
From net realized gain	(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of year	$13.150		$12.740	$12.200	$15.320		$18.040

Total Return(2)	14.91	%(3)	19.32%	(2.78)%	3.77	%(4)	35.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,865		$30,174	$26,391	$29,536		$37,128
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.42	%(3)	1.52%	1.43%	1.39%		1.36%
Net investment loss	(0.43)%		(0.43)%	(0.52)%	(0.44)%		(0.51)%
Portfolio Turnover	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value — Beginning of year	$11.040		$10.850	$14.040	$16.930		$13.450

Income (Loss) From Operations
Net investment loss(1)	$(0.133)		$(0.129)	$(0.173)	$(0.198)		$(0.195)
Net realized and unrealized gain (loss)	1.652		2.087	(0.180)	0.568		4.752

Total income (loss) from operations	$1.519		$1.958	$(0.353)	$0.370		$4.557

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)
From net realized gain	(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of year	$11.110		$11.040	$10.850	$14.040		$16.930

Total Return(2)	14.11	%(3)	18.47%	(3.59)%	3.02	%(4)	34.24%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,565		$10,001	$9,040	$10,883		$13,806
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.17	%(3)	2.27%	2.18%	2.14%		2.11%
Net investment loss	(1.17)%		(1.18)%	(1.27)%	(1.18)%		(1.25)%
Portfolio Turnover	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value — Beginning of year	$13.840		$13.080	$16.190	$18.840		$14.720

Income (Loss) From Operations
Net investment loss(1)	$(0.022)		$(0.027)	$(0.043)	$(0.040)		$(0.036)
Net realized and unrealized gain (loss)	2.081		2.555	(0.230)	0.650		5.233

Total income (loss) from operations	$2.059		$2.528	$(0.273)	$0.610		$5.197

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)
From net realized gain	(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of year	$14.450		$13.840	$13.080	$16.190		$18.840

Total Return(2)	15.17	%(3)	19.70%	(2.57)%	3.99	%(4)	35.63%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$45,587		$34,888	$52,335	$74,510		$171,120
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.16	%(3)	1.27%	1.18%	1.13%		1.12%
Net investment loss	(0.15)%		(0.21)%	(0.27)%	(0.22)%		(0.21)%
Portfolio Turnover	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Financial Highlights — continued

	Class R
	Year Ended December 31,
	2017		2016	2015	2014		2013
Net asset value — Beginning of year	$12.350		$11.900	$15.050	$17.820		$14.040

Income (Loss) From Operations
Net investment loss(1)	$(0.084)		$(0.078)	$(0.113)	$(0.111)		$(0.110)
Net realized and unrealized gain (loss)	1.853		2.296	(0.200)	0.601		4.967

Total income (loss) from operations	$1.769		$2.218	$(0.313)	$0.490		$4.857

Less Distributions
From net investment income	$—		$—	$—	$—		$(0.008)
From net realized gain	(1.449)		(1.768)	(2.837)	(3.260)		(1.069)

Total distributions	$(1.449)		$(1.768)	$(2.837)	$(3.260)		$(1.077)

Net asset value — End of year	$12.670		$12.350	$11.900	$15.050		$17.820

Total Return(2)	14.64	%(3)	19.04%	(3.05)%	3.54	%(4)	34.93%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$722		$567	$289	$305		$205
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.66	%(3)	1.77%	1.68%	1.63%		1.61%
Net investment loss	(0.66)%		(0.64)%	(0.77)%	(0.63)%		(0.66)%
Portfolio Turnover	50%		76%	71%	66%		44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The administrator reimbursed certain operating expenses (equal to 0.10% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

16	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on April 27, 2017, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

17

Eaton Vance

Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$1,523,720	$—
Long-term capital gains	$6,590,922	$9,763,550

During the year ended December 31, 2017, accumulated net realized gain was decreased by $1,292,272, accumulated net investment loss was decreased by $302,066 and paid-in capital was increased by $990,206 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses, distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Post October capital losses	$(56,809)
Net unrealized appreciation	$20,794,286

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership allocations, investments in partnerships and distributions from REITs.

At December 31, 2017, the Fund had a net capital loss of $56,809 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,957,751

Gross unrealized appreciation	$21,681,508
Gross unrealized depreciation	(887,222)

Net unrealized appreciation	$20,794,286

18

Eaton Vance

Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended December 31, 2017, the Fund’s investment adviser fee amounted to $590,186 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2017, the administration fee amounted to $118,037.

Effective May 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10%, 1.10% and 1.60% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively, through April 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $82,434 of the Fund’s operating expenses for the year ended December 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $15,413 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,416 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $66,910 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan), Class R shares (Class R Plan) and, prior to the close of business on April 27, 2017, Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund paid/pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $2,299 and $73,750 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the year ended December 31, 2017, the Fund paid or accrued to EVD $1,640 for Class R shares.

Pursuant to the Class B (prior to the close of business on April 27, 2017), Class C and Class R Plans, the Fund also made/makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $766, $24,583 and $1,640 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase and, prior to the close of business on April 27, 2017, on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $100, $100 and $600 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

19

Eaton Vance

Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $38,900,953 and $44,865,305, respectively, for the year ended December 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	338,548	595,519
Issued to shareholders electing to receive payments of distributions in Fund shares	187,923	278,345
Redemptions	(1,077,773)	(724,165)
Merger from Class B shares	65,809	—
Exchange from Class B shares	8,496	54,526

Net increase (decrease)	(476,997)	204,225

	Year Ended December 31,
Class B	2017(1)	2016

Sales	2,995	10,193
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,409
Redemptions	(9,372)	(44,577)
Merger to Class A shares	(71,490)	—
Exchange to Class A shares	(9,223)	(58,531)

Net decrease	(87,090)	(79,506)

	Year Ended December 31,
Class C	2017	2016

Sales	256,377	241,766
Issued to shareholders electing to receive payments of distributions in Fund shares	100,048	109,350
Redemptions	(400,759)	(278,425)

Net increase (decrease)	(44,334)	72,691

	Year Ended December 31,
Class I	2017	2016

Sales	1,049,947	449,818
Issued to shareholders electing to receive payments of distributions in Fund shares	283,726	299,002
Redemptions	(699,288)	(2,228,171)

Net increase (decrease)	634,385	(1,479,351)

20

Eaton Vance

Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

	Year Ended December 31,
Class R	2017	2016

Sales	18,555	30,282
Issued to shareholders electing to receive payments of distributions in Fund shares	5,836	5,417
Redemptions	(13,358)	(14,025)

Net increase	11,033	21,674

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2017 (see Note 1).

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**	Total

Common Stocks	$79,869,786	*	$—	$315,210	$80,184,996
Short-Term Investments	—		567,041	—	567,041

Total Investments	$79,869,786		$567,041	$315,210	$80,752,037

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

21

Eaton Vance

Small-Cap Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Small-Cap Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $586,189, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 32.87% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $5,246,398 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Small-Cap Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

24

Eaton Vance

Small-Cap Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

25

Eaton Vance

Small-Cap Fund

December 31, 2017

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164    12.31.17

Eaton Vance

Global Small-Cap Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Global Small-Cap Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Management and Organization	24

Important Notices	27

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Global stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill raised doubts about prospects for the administration’s economic policy agenda. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and Hurricane Harvey’s devastation in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31, 2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push U.S. stock prices higher.

Aided by worldwide economic growth, global stock markets followed their U.S. counterparts sharply higher over the 12-month period. Europe’s stock market benefited from growing economies and rising corporate profits across much of the region. Major equity indexes in the Asia-Pacific region also gained during the period, despite the North Korea tensions. China’s stock market advance was powered by an accelerating housing market, rising retail sales and strong foreign trade. In turn, the country’s economic growth helped boost other emerging markets, whose stocks generally outperformed developed markets for the 12-month period ended December 31, 2017.

For the 12-month period ended December 31, 2017, the MSCI World Index,2 a proxy for global equities, advanced 22.40%, notching multiple all-time highs along the way. The MSCI EAFE Index, which is comprised of developed-market international equities, gained 25.03% while the MSCI Emerging Markets Index returned 37.28%. In the U.S., the blue-chip Dow Jones Industrial Average returned 28.11%, while the broader U.S. equity market as represented by the S&P 500 Index gained 21.83%.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Global Small-Cap Fund (the Fund) had a total return of 23.07% for Class A shares at net asset value (NAV), outperforming its benchmark, the MSCI World Small Cap Index (the Index), which returned 22.66% for the period.

The Fund outperformed the Index largely due to stock selection. Sector and industry allocation detracted slightly from relative Fund performance versus the Index. 10 of the Index’s 11 economic sectors registered positive returns for the period. The Fund also had positive returns in 10 sectors.

The consumer discretionary sector was the Fund’s top-performing sector for the 12-month period, due to favorable stock selection. Within the sector, the Fund’s overweight position in the textile, apparel & luxury goods industry boosted relative Fund performance versus the Index. In the household durables industry, home-builder NVR, Inc. was among the Fund’s leading individual stocks for the period. The company benefited from the strengthening of the U.S. housing market. NVR, Inc. was sold during the period. Stock selection in the consumer staples sector also contributed to relative Fund performance versus the Index, particularly the Fund’s holdings in the food & staples retailing and food products industries. Stock selection in the financials sector further boosted relative Fund performance versus the Index, as the insurance and capital markets segments recorded solid returns amid a strengthening U.S. economy. Overall, the Fund’s top-performing individual stock for the period was Daifuku Co., Ltd., a Japanese supplier of logistics and material-handling systems. The company’s major markets delivered solid results, as global economic growth led firms to boost capital spending.

Conversely, the information technology sector was the largest detractor from relative Fund performance versus the Index during the period ended December 31, 2017. Within the sector, the Fund’s holdings in the internet software & services industry performed poorly during the period. Akamai Technologies, Inc., a leading content delivery network services provider, was one of the Fund’s weakest individual stocks after reporting disappointing earnings. The Fund’s holdings in the semiconductor & semiconductor equipment industry also detracted from relative Fund performance versus the Index. Veeco Instruments, Inc., a supplier of semiconductor equipment to the LED lighting market, declined after reporting disappointing sales and earnings. Stock selection in the industrials sector also hurt relative Fund performance versus the Index. Akamai Technologies, Inc. and Veeco Instruments, Inc. were sold during the period. In the lagging professional services industry, benefits administration provider WageWorks, Inc. was one of the Fund’s worst-performing individual stocks for the period ended December 31, 2017. Amid volatility in the health care market and the Congressional debate of the future of the Affordable Care Act, the company failed to meet earnings expectations. Stock selection in the health care sector hampered Fund returns versus the Index, especially the Fund’s holdings in the biotechnology and health care technology industries. In the latter, payment accuracy solutions company Cotiviti Holdings, Inc. was among the Fund’s weakest stocks after reporting disappointing earnings. Overall, the Fund’s worst-performing individual stock during the period was PDC Energy, Inc., an oil and gas exploration company, which was negatively impacted by low energy prices.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Performance2,3

Portfolio Managers Aidan M. Farrell, of Eaton Vance Advisers International Ltd.; Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Boston Management and Research

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	23.07%	10.83%	6.83%
Class A with 5.75% Maximum Sales Charge	—	—	15.96	9.52	6.20
Class C at NAV	07/03/2002	07/03/2002	22.17	10.01	6.03
Class C with 1% Maximum Sales Charge	—	—	21.17	10.01	6.03
Class I at NAV	10/01/2009	06/28/2002	23.37	11.10	7.04
MSCI World Small Cap Index	—	—	22.66%	13.20%	7.69%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			2.17%	2.92%	1.92%
Net			1.40	2.15	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	12/31/2007	$17,965	N.A.
Class I	$250,000	12/31/2007	$494,007	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

First Republic Bank	1.4%

LKQ Corp.	1.2

Frutarom Industries, Ltd.	1.2

Pinnacle Foods, Inc.	1.2

Multi-Color Corp.	1.2

Hexcel Corp.	1.1

Dolby Laboratories, Inc., Class A	1.1

Performance Food Group Co.	1.1

RealPage, Inc.	1.0

Burlington Stores, Inc.	1.0

Total	11.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective July 6, 2015, the Fund changed its name, investment objective and investment strategy. Performance prior to July 2015 reflects the Fund’s performance under its former investment objective and policies.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective November 16, 2017, the Fund is managed by Aidan M. Farrell, Michael D. McLean, and J. Griffith Noble.

In December 2017, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Tax-Managed Global Small-Cap Fund (to be renamed Eaton Vance Global Small-Cap Equity Fund on March 1, 2018) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Tax-Managed Global Small-Cap Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. In connection with the proposed reorganization, the Fund will be closed to new investors, with limited exceptions, after the close of business on or about March 1, 2018.

5

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,101.00	$7.41	**	1.40%
Class C	$1,000.00	$1,096.60	$11.36	**	2.15%
Class I	$1,000.00	$1,101.80	$6.09	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	**	1.40%
Class C	$1,000.00	$1,014.40	$10.92	**	2.15%
Class I	$1,000.00	$1,019.40	$5.85	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Portfolio of Investments

Common Stocks — 99.6%

Security	Shares	Value

Australia — 2.7%
Amaysim Australia, Ltd.	49,969	$77,529
BWX, Ltd.	17,397	102,568
Challenger, Ltd.	10,170	110,909
National Storage REIT	59,788	71,463
OZ Minerals, Ltd.	5,470	38,851
Regis Resources, Ltd.	16,669	55,910
Super Retail Group, Ltd.	9,281	59,609

		$516,839

Austria — 0.5%
ams AG	1,026	$92,947

		$92,947

Belgium — 1.5%
Kinepolis Group NV	1,310	$87,316
Montea SCA	1,452	75,000
X-Fab Silicon Foundries SE(1)(2)	11,613	133,714

		$296,030

Bermuda — 0.6%
Essent Group, Ltd.(1)	2,535	$110,070

		$110,070

Canada — 3.8%
CAE, Inc.	8,492	$157,747
CES Energy Solutions Corp.	24,359	126,543
Detour Gold Corp.(1)	3,591	42,224
Klondex Mines, Ltd.(1)	14,807	38,402
Laurentian Bank of Canada	1,819	81,804
North West Co., Inc. (The)	3,098	74,111
Pan American Silver Corp.	1,816	28,287
Pure Industrial Real Estate Trust	13,429	72,326
Seven Generations Energy, Ltd., Class A(1)	7,735	109,410

		$730,854

China — 0.8%
TAL Education Group ADR	5,222	$155,146

		$155,146

Denmark — 0.4%
SimCorp A/S	1,240	$70,580

		$70,580

Security	Shares	Value

Finland — 1.1%
Amer Sports Oyj	3,266	$90,397
Technopolis Oyj	23,807	119,454

		$209,851

France — 1.6%
Criteo SA ADR(1)	2,090	$54,403
Ipsen SA	1,103	131,280
Rubis SCA	1,569	110,892

		$296,575

Germany — 3.0%
Axel Springer SE	1,539	$120,011
Brenntag AG	2,453	154,646
Carl Zeiss Meditec AG	2,056	127,224
Norma Group SE	1,730	115,833
Salzgitter AG	1,009	57,317

		$575,031

Hong Kong — 0.6%
Hysan Development Co., Ltd.	22,555	$119,533

		$119,533

Ireland — 1.0%
Glenveagh Properties PLC(1)(2)	56,662	$80,224
UDG Healthcare PLC	8,985	102,292

		$182,516

Israel — 1.2%
Frutarom Industries, Ltd.	2,511	$235,300

		$235,300

Italy — 2.9%
Amplifon SpA	9,884	$152,261
Banca Generali SpA	5,005	166,313
MARR SpA	3,159	81,541
Moncler SpA	4,671	146,004

		$546,119

Japan — 12.9%
77 Bank, Ltd. (The)	4,157	$104,615
Ariake Japan Co., Ltd.	1,906	162,565
Asahi Co., Ltd.	9,200	107,022
Daifuku Co., Ltd.	2,229	121,103

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Daiichikosho Co., Ltd.	2,340	$116,594
Eiken Chemical Co., Ltd.	2,185	104,345
FP Corp.	2,110	113,197
H.I.S. Co., Ltd.	2,935	106,259
Heiwa Real Estate REIT, Inc.	98	81,412
Japan Hotel REIT Investment Corp.	104	69,753
LaSalle Logiport REIT	74	75,620
Nomura Co., Ltd.	5,800	132,144
Okamura Corp.	10,300	150,471
Penta-Ocean Construction Co., Ltd.	18,375	136,901
Relia, Inc.	9,400	109,659
Sakata Seed Corp.	3,300	114,395
Sumco Corp.	3,336	84,690
Toho Co., Ltd.	3,772	130,567
Tokyo Century Corp.	3,487	168,786
Yamaha Corp.	4,200	154,924
Yokohama Reito Co., Ltd.	10,500	108,750

		$2,453,772

Luxembourg — 0.1%
APERAM SA	361	$18,546

		$18,546

Netherlands — 1.3%
IMCD Group NV	2,605	$163,808
Patheon NV(1)(3)	1,204	42,140
Wright Medical Group NV(1)	2,147	47,663

		$253,611

Sweden — 2.5%
Boliden AB	1,513	$51,741
Hufvudstaden AB, Class A	4,585	73,431
Indutrade AB	7,039	191,823
Trelleborg AB, Class B	7,301	168,963

		$485,958

Switzerland — 1.3%
Galenica AG(1)(2)	1,618	$83,052
Temenos Group AG	605	77,422
VZ Holding AG	283	95,860

		$256,334

United Kingdom — 6.3%
Cairn Energy PLC(1)	22,832	$65,793
DS Smith PLC	19,719	137,451

Security	Shares	Value

United Kingdom (continued)
Grainger PLC	27,301	$106,789
Halma PLC	7,890	134,060
Hastings Group Holdings PLC(2)	23,210	100,348
Hiscox, Ltd.	5,956	117,611
Inchcape PLC	9,347	98,465
Melrose Industries PLC	63,279	181,033
St. James’s Place PLC	7,459	123,224
WH Smith PLC	4,638	146,907

		$1,211,681

United States — 53.5%
Acadia Realty Trust	3,262	$89,248
ACI Worldwide, Inc.(1)	8,362	189,567
ALLETE, Inc.	626	46,549
Alliant Energy Corp.	1,808	77,039
Altair Engineering, Inc., Class A(1)	6,996	167,344
Amedisys, Inc.(1)	2,706	142,633
Ameris Bancorp	1,120	53,984
AMETEK, Inc.	2,123	153,854
Applied Industrial Technologies, Inc.	1,207	82,197
Balchem Corp.	1,387	111,792
BankUnited, Inc.	1,889	76,920
Black Knight, Inc.(1)	2,146	94,746
Blackbaud, Inc.	1,844	174,240
Bright Horizons Family Solutions, Inc.(1)	1,760	165,440
Brink’s Co. (The)	2,109	165,978
Burlington Stores, Inc.(1)	1,589	195,495
Carter’s, Inc.	678	79,658
Catalent, Inc.(1)	966	39,683
Cboe Global Markets, Inc.	448	55,816
Central Garden & Pet Co., Class A(1)	3,069	115,732
Chemed Corp.	425	103,284
Children’s Place, Inc. (The)	330	47,966
CMS Energy Corp.	1,784	84,383
Cohen & Steers, Inc.	2,229	105,409
Columbia Banking System, Inc.	2,982	129,538
Columbia Sportswear Co.	620	44,566
Cotiviti Holdings, Inc.(1)	4,582	147,586
CSG Systems International, Inc.	905	39,657
CubeSmart	4,872	140,898
DCT Industrial Trust, Inc.	1,880	110,506
Deluxe Corp.	2,146	164,899
Diamondback Energy, Inc.(1)	1,542	194,678
Dolby Laboratories, Inc., Class A	3,344	207,328
Douglas Emmett, Inc.	2,114	86,801

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Dun & Bradstreet Corp. (The)	1,241	$146,947
EastGroup Properties, Inc.	1,265	111,801
Education Realty Trust, Inc.	2,929	102,281
EnerSys	1,653	115,098
Essex Property Trust, Inc.	569	137,340
Euronet Worldwide, Inc.(1)	1,899	160,029
Federal Realty Investment Trust	751	99,740
First American Financial Corp.	2,418	135,505
First Hawaiian, Inc.	2,006	58,535
First Republic Bank	3,073	266,245
FLIR Systems, Inc.	1,627	75,851
Grand Canyon Education, Inc.(1)	1,231	110,211
Hexcel Corp.	3,455	213,692
Horace Mann Educators Corp.	1,780	78,498
Hub Group, Inc., Class A(1)	1,211	58,007
ICU Medical, Inc.(1)	393	84,888
Integra LifeSciences Holdings Corp.(1)	1,997	95,576
Jagged Peak Energy, Inc.(1)	2,827	44,610
Jazz Pharmaceuticals PLC(1)	580	78,097
Kansas City Southern	572	60,186
Kirby Corp.(1)	1,280	85,504
Landstar System, Inc.	1,314	136,787
Lazard, Ltd., Class A	1,600	84,000
Ligand Pharmaceuticals, Inc.(1)	654	89,552
Lithia Motors, Inc., Class A	1,003	113,931
LKQ Corp.(1)	5,820	236,699
lululemon athletica, inc.(1)	1,278	100,438
Mercury Systems, Inc.(1)	1,138	58,436
Milacron Holdings Corp.(1)	6,642	127,128
Multi-Color Corp.	2,984	223,352
National Retail Properties, Inc.	2,292	98,854
NETGEAR, Inc.(1)	2,997	176,074
NewMarket Corp.	143	56,827
Oceaneering International, Inc.	4,101	86,695
Okta, Inc.(1)	2,281	58,416
PDC Energy, Inc.(1)	1,910	98,441
Performance Food Group Co.(1)	6,257	207,107
Pinnacle Foods, Inc.	3,766	223,964
Pinnacle West Capital Corp.	900	76,662
PS Business Parks, Inc.	1,245	155,737
RBC Bearings, Inc.(1)	315	39,816
RealPage, Inc.(1)	4,418	195,717
RLI Corp.	2,091	126,840
ServiceMaster Global Holdings, Inc.(1)	3,458	177,292
Sterling Bancorp	7,010	172,446
Steven Madden, Ltd.(1)	3,324	155,231

Security	Shares	Value

United States (continued)
Teleflex, Inc.	519	$129,138
Texas Capital Bancshares, Inc.(1)	717	63,741
US Concrete, Inc.(1)	1,828	152,912
WageWorks, Inc.(1)	3,150	195,300
West Pharmaceutical Services, Inc.	1,105	109,030
Wintrust Financial Corp.	980	80,723

		$10,211,341

Total Common Stocks (identified cost $15,117,433)		$19,028,634

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(4)	128,018	$128,005

Total Short-Term Investments (identified cost $128,015)		$128,005

Total Investments — 100.3% (identified cost $15,245,448)		$19,156,639

Other Assets, Less Liabilities — (0.3)%		$(63,351)

Net Assets — 100.0%		$19,093,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $397,338 or 2.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Portfolio of Investments — continued

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.9%	$3,811,312
Consumer Discretionary	15.8	3,026,372
Financials	14.0	2,667,740
Information Technology	11.4	2,186,785
Real Estate	10.5	1,997,987
Health Care	9.5	1,809,724
Consumer Staples	6.2	1,190,733
Materials	6.0	1,138,757
Energy	3.8	726,170
Utilities	2.1	395,525
Telecommunication Services	0.4	77,529
Short-Term Investments	0.7	128,005

Total Investments	100.3%	$19,156,639

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $15,117,433)	$19,028,634
Affiliated investment, at value (identified cost, $128,015)	128,005
Foreign currency, at value (identified cost, $2,278)	2,322
Dividends receivable	19,007
Dividends receivable from affiliated investment	159
Receivable for Fund shares sold	4,565
Tax reclaims receivable	5,315
Receivable from affiliates	16,066
Total assets	$19,204,073

Liabilities
Payable for Fund shares redeemed	$23,429
Payable to affiliates:
Investment adviser fee	12,057
Administration fee	2,411
Distribution and service fees	6,750
Trustees’ fees	380
Accrued expenses	65,758
Total liabilities	$110,785
Net Assets	$19,093,288

Sources of Net Assets
Paid-in capital	$15,253,291
Accumulated net investment loss	(69,976)
Accumulated net realized loss	(1,446)
Net unrealized appreciation	3,911,419
Net Assets	$19,093,288

Class A Shares
Net Assets	$10,991,188
Shares Outstanding	731,830
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.02
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.94

Class C Shares
Net Assets	$5,243,682
Shares Outstanding	395,848
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.25

Class I Shares
Net Assets	$2,858,418
Shares Outstanding	185,731
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $14,922)	$265,921
Dividends from affiliated investment	1,634
Total investment income	$267,555

Expenses
Investment adviser fee	$142,589
Administration fee	28,518
Distribution and service fees
Class A	27,103
Class C	55,859
Trustees’ fees and expenses	1,579
Custodian fee	51,254
Transfer and dividend disbursing agent fees	36,318
Legal and accounting services	38,539
Printing and postage	12,238
Registration fees	43,411
Miscellaneous	17,470
Total expenses	$454,878
Deduct —
Allocation of expenses to affiliates	$153,249
Total expense reductions	$153,249

Net expenses	$301,629

Net investment loss	$(34,074)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,581,342
Investment transactions — affiliated investment	(77)
Foreign currency transactions	32
Net realized gain	$1,581,297
Change in unrealized appreciation (depreciation) —
Investments	$2,363,200
Investments — affiliated investment	(1)
Foreign currency	397
Net change in unrealized appreciation (depreciation)	$2,363,596

Net realized and unrealized gain	$3,944,893

Net increase in net assets from operations	$3,910,819

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income (loss)	$(34,074)	$163,739
Net realized gain (loss)	1,581,297	(338,343)
Net change in unrealized appreciation (depreciation)	2,363,596	1,651,106
Net increase in net assets from operations	$3,910,819	$1,476,502
Distributions to shareholders —
From net investment income
Class A	$(55,546)	$(124,908)
Class C	—	(25,618)
Class I	(20,861)	(24,504)
From net realized gain
Class A	(399,567)	—
Class C	(215,646)	—
Class I	(100,889)	—
Total distributions to shareholders	$(792,509)	$(175,030)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,446,270	$1,230,162
Class C	546,665	317,500
Class I	2,017,426	559,330
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	440,742	114,221
Class C	191,596	21,733
Class I	112,124	23,016
Cost of shares redeemed
Class A	(4,355,311)	(4,212,632)
Class C	(1,931,010)	(1,494,991)
Class I	(1,594,507)	(3,207,582)
Net decrease in net assets from Fund share transactions	$(3,126,005)	$(6,649,243)

Net decrease in net assets	$(7,695)	$(5,347,771)

Net Assets
At beginning of year	$19,100,983	$24,448,754
At end of year	$19,093,288	$19,100,983

Accumulated net investment loss included in net assets
At end of year	$(69,976)	$(31,732)

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$12.730		$11.860	$17.120	$17.380	$14.230

Income (Loss) From Operations
Net investment income (loss)(1)	$0.000	(2)	$0.109	$(0.030)	$(0.057)	$(0.053)
Net realized and unrealized gain (loss)	2.936		0.898	(1.220)	0.608	4.476

Total income (loss) from operations	$2.936		$1.007	$(1.250)	$0.551	$4.423

Less Distributions
From net investment income	$(0.079)		$(0.137)	$—	$—	$—
From net realized gain	(0.567)		—	(4.010)	(0.811)	(1.273)

Total distributions	$(0.646)		$(0.137)	$(4.010)	$(0.811)	$(1.273)

Net asset value — End of year	$15.020		$12.730	$11.860	$17.120	$17.380

Total Return(3)(4)	23.07%		8.49%	(7.84)%	3.37%	31.47%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,991		$11,659	$13,747	$19,438	$24,197
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.40%		1.40%	1.45%	1.45%	1.45%
Net investment income (loss)	0.00	%(6)	0.92%	(0.18)%	(0.33)%	(0.32)%
Portfolio Turnover	47%		99%	150%	37%	52%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.81%, 0.77%, 0.32%, 0.34% and 0.55% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Amount is less than 0.005%.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$11.310	$10.550	$15.820	$16.240	$13.460

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.092)	$0.017	$(0.138)	$(0.175)	$(0.165)
Net realized and unrealized gain (loss)	2.599	0.796	(1.122)	0.566	4.218

Total income (loss) from operations	$2.507	$0.813	$(1.260)	$0.391	$4.053

Less Distributions
From net investment income	$—	$(0.053)	$—	$—	$—
From net realized gain	(0.567)	—	(4.010)	(0.811)	(1.273)

Total distributions	$(0.567)	$(0.053)	$(4.010)	$(0.811)	$(1.273)

Net asset value — End of year	$13.250	$11.310	$10.550	$15.820	$16.240

Total Return(2)(3)	22.17%	7.71%	(8.57)%	2.62%	30.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,244	$5,540	$6,316	$9,015	$9,876
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	2.15%	2.15%	2.20%	2.20%	2.20%
Net investment income (loss)	(0.74)%	0.16%	(0.93)%	(1.07)%	(1.07)%
Portfolio Turnover	47%	99%	150%	37%	52%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.81%, 0.77%, 0.32%, 0.34% and 0.55% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$13.030	$12.130	$17.380	$17.590		$14.350

Income (Loss) From Operations
Net investment income (loss)(1)	$0.040	$0.184	$0.001	$(0.000	)(2)	$(0.010)
Net realized and unrealized gain (loss)	3.004	0.886	(1.241)	0.601		4.523

Total income (loss) from operations	$3.044	$1.070	$(1.240)	$0.601		$4.513

Less Distributions
From net investment income	$(0.117)	$(0.170)	$—	$—		$—
From net realized gain	(0.567)	—	(4.010)	(0.811)		(1.273)

Total distributions	$(0.684)	$(0.170)	$(4.010)	$(0.811)		$(1.273)

Net asset value — End of year	$15.390	$13.030	$12.130	$17.380		$17.590

Total Return(3)(4)	23.37%	8.83%	(7.67)%	3.61%		31.84%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,858	$1,902	$4,386	$12,753		$2,428
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.15%	1.15%	1.20%	1.20%		1.20%
Net investment income (loss)	0.28%	1.53%	0.01%	(0.00	)%(6)	(0.06)%
Portfolio Turnover	47%	99%	150%	37%		52%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.81%, 0.77%, 0.32%, 0.34% and 0.55% of average daily net assets for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Amount is less than (0.005)%.

16	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

17

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$76,407	$175,030
Long-term capital gains	$716,102	$—

During the year ended December 31, 2017, accumulated net realized gain was decreased by $189,477, accumulated net investment loss was decreased by $72,237 and paid-in capital was increased by $117,240 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$21,760
Undistributed long-term capital gains	$95,699
Net unrealized appreciation	$3,722,538

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships, distributions from REITs and investments in PFICs.

18

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,434,329

Gross unrealized appreciation	$4,016,675
Gross unrealized depreciation	(294,365)

Net unrealized appreciation	$3,722,310

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended December 31, 2017, the investment adviser fee amounted to $142,589 or 0.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective November 1, 2017, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. Prior to November 1, 2017, Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., served as sub-adviser to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the year ended December 31, 2017, the administration fee amounted to $28,518. BMR, EVM and EVAIL (EVMI prior to November 1, 2017) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40%, 2.15% and 1.15% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR, EVM, EVAIL and EVMI were allocated $153,249 in total of the Fund’s operating expenses for the year ended December 31, 2017. This agreement may be changed or terminated after April 30, 2018. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $5,422 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,884 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $27,103 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $41,894 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $13,965 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

19

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $200 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,945,406 and $12,928,112, respectively, for the year ended December 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	101,597	102,972
Issued to shareholders electing to receive payments of distributions in Fund shares	29,402	9,015
Redemptions	(314,844)	(355,333)

Net decrease	(183,845)	(243,346)

	Year Ended December 31,
Class C	2017	2016

Sales	43,328	30,162
Issued to shareholders electing to receive payments of distributions in Fund shares	14,482	1,930
Redemptions	(151,621)	(140,917)

Net decrease	(93,811)	(108,825)

	Year Ended December 31,
Class I	2017	2016

Sales	141,138	45,797
Issued to shareholders electing to receive payments of distributions in Fund shares	7,300	1,775
Redemptions	(108,599)	(263,192)

Net increase (decrease)	39,839	(215,620)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

20

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Notes to Financial Statements — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$155,146	$3,090,144		$—	$3,245,290
Developed Europe	182,290	4,271,349		42,140	4,495,779
Developed Middle East	—	235,300		—	235,300
North America	11,052,265	—		—	11,052,265

Total Common Stocks	$11,389,701	$7,596,793	**	$42,140	$19,028,634

Short-Term Investments	$—	$128,005		$—	$128,005

Total Investments	$11,389,701	$7,724,798		$42,140	$19,156,639

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Proposed Plan of Reorganization

In December 2017, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance Tax-Managed Global Small-Cap Fund (to be renamed Eaton Vance Global Small-Cap Equity Fund on March 1, 2018) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of Eaton Vance Tax-Managed Global Small-Cap Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. In connection with the proposed reorganization, the Fund will be closed to new investors, with limited exceptions, after the close of business on or about March 1, 2018.

21

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Global Small-Cap Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Small-Cap Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

22

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $199,096, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 60.71% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $910,424 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

24

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

25

Eaton Vance

Global Small-Cap Fund

December 31, 2017

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1303    12.31.17

Eaton Vance

Special Equities Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

Special Equities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

Special Equities Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets moved steadily higher over the 12-month period ended December 31, 2017 due to an extended rally that began with President Trump’s election victory. Strong global economic growth and rising corporate profits helped drive market gains.

When the period began, U.S. stock markets were on the upswing following the U.S. election outcome in November 2016. Those markets slipped in March 2017, as the failure of the President’s health care bill in Congress raised concerns about prospects for the rest of the administration’s economic policy agenda, including tax reform and infrastructure spending. But U.S. stock markets, backed by positive economic reports, quickly regained their upward momentum. Citing the strengthening economy, the U.S. Federal Reserve (the Fed) raised its benchmark interest rate in March 2017 and again in June 2017.

U.S. equity markets briefly retreated in August 2017 amid the North Korea stand-off and the devastation left by Hurricane Harvey in Texas. Those markets soon rebounded, however, with major U.S. indexes reaching multiple record highs in the final three months of the period ended December 31,2017. Investors anticipated and then cheered passage of the Republican tax reform package championed by President Trump. Deep cuts in the corporate tax rate, a key element of the tax bill, raised expectations for higher corporate earnings. In December, the Fed increased interest rates for the third and final time in 2017. As with the two previous rate hikes, investors took the announcement in stride and continued to push domestic stock prices higher. In terms of economic sectors, information technology and financials led the U.S. market’s advance during the period ended December 31, 2017.

For the 12-month period ended December 31, 2017, all major U.S. stock indexes recorded double-digit returns. The blue-chip Dow Jones Industrial Average2 rose 28.11%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 21.83%. The technology-laden NASDAQ Composite Index delivered a 29.64% gain. Large-cap U.S. stocks, as measured by the S&P 500 Index, outperformed their small-cap counterparts as measured by the Russell 2000® Index during the period. Growth stocks outpaced value stocks within both the large- and small-cap categories, as measured by the Russell growth and value indexes.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance Special Equities Fund (the Fund) Class A shares at net asset value (NAV) had a total return of 15.38%. By comparison, the Fund’s benchmark, the Russell 2500™ Index (the Index), returned 16.81% for the period.

The Fund underperformed the Index largely because of stock selection in the information technology (IT), industrials and health care sectors. Within IT, the Fund’s biggest individual detractor was Veeco Instruments, Inc. (Veeco) a supplier of semiconductor equipment for the LED lighting industry, which had disappointing sales and earnings amid increased competition in China. PDF Solutions, Inc. (PDF Solutions) which provides design services for semiconductor manufacturing, also detracted on disappointing sales and earnings results.

Within the industrials sector, the Fund’s holding in WageWorks, Inc., a health care benefits administration provider, declined amid uncertainty in the health care industry. Within the health care sector, Envision Healthcare Corp. (Envision Healthcare) detracted from Fund performance. The outsourced physician staffing and outpatient surgery clinic operator had disappointing financial results during a challenging period for the health care industry. PDC Energy, Inc., an oil exploration and production company, suffered in a weak energy market and was the Fund’s largest overall detractor from relative Fund performance versus the Index. The Fund sold its positions in Veeco, PDF Solutions, and Envision Healthcare during the 12-month period ended December 31, 2017.

On the positive side, the Fund’s top-contributing sectors were consumer discretionary, consumer staples and financials. Within consumer discretionary, outperformance was driven by stock selection. One of the Fund’s best-performing stocks within the sector was ServiceMaster Global Holdings, Inc., a provider of commercial and residential services, which performed well on favorable news around a corporate restructuring. In addition, the Fund’s holding in Grand Canyon Education, Inc., a for-profit education company benefited from higher enrollment, improved financial results and expectations of an improving regulatory environment.

Within consumer staples sector, the Fund’s holding in Popeye’s Louisiana Kitchen, Inc. (Popeye’s) helped relative Fund performance; the restaurant company’s stock price rose after it was acquired during the period ended December 31, 2017. Fund performance in the financials sector was driven by favorable stock selection in the capital markets and insurance industries. In particular, First American Financial Corp., a title insurer, benefited from the improving U.S. housing market. In capital markets, the Cboe Global Markets, Inc. was buoyed by favorable earnings results in a positive financial market. The largest overall contributor to the Fund’s relative performance was Altair Engineering, Inc., (Altair), an IT software company that does product design and development. Altair benefited from a successful initial public offering. Popeye’s was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

December 31, 2017

Performance2,3

Portfolio Managers Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	15.38%	12.41%	5.92%
Class A with 5.75% Maximum Sales Charge	—	—	8.73	11.09	5.29
Class C at NAV	11/17/1994	04/22/1968	14.46	11.58	5.13
Class C with 1% Maximum Sales Charge	—	—	13.46	11.58	5.13
Class I at NAV	07/29/2011	04/22/1968	15.63	12.70	6.09
Russell 2500™ Index	—	—	16.81%	14.32%	9.22%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.41%	2.16%	1.16%
Net			1.35	2.10	1.10

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,00	12/31/2007	$16,505	N.A.
Class I	$250,000	12/31/2007	$451,844	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Special Equities Fund

December 31, 2017

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Dolby Laboratories, Inc., Class A	2.6%

Performance Food Group Co.	2.3

ACI Worldwide, Inc.	2.3

Hexcel Corp.	2.1

Multi-Color Corp.	2.1

ServiceMaster Global Holdings, Inc.	2.0

WageWorks, Inc.	2.0

First American Financial Corp.	1.9

First Republic Bank	1.8

RealPage, Inc.	1.8

Total	20.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Special Equities Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Special Equities Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,083.40	$7.09	**	1.35%
Class C	$1,000.00	$1,079.10	$11.00	**	2.10%
Class I	$1,000.00	$1,084.50	$5.78	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.87	**	1.35%
Class C	$1,000.00	$1,014.60	$10.66	**	2.10%
Class I	$1,000.00	$1,019.70	$5.60	**	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Special Equities Fund

December 31, 2017

Portfolio of Investments

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 3.2%
Hexcel Corp.	15,921	$984,714
Mercury Systems, Inc.(1)	8,916	457,837

		$1,442,551

Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A(1)	5,189	$248,553

		$248,553

Banks — 7.1%
Ameris Bancorp	5,176	$249,483
BankUnited, Inc.	8,506	346,364
Columbia Banking System, Inc.	6,460	280,622
First Hawaiian, Inc.	9,604	280,245
First Republic Bank	9,773	846,733
Sterling Bancorp	26,903	661,814
Texas Capital Bancshares, Inc.(1)	2,230	198,247
Wintrust Financial Corp.	4,527	372,889

		$3,236,397

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.(1)	2,825	$386,827

		$386,827

Capital Markets — 3.4%
Cboe Global Markets, Inc.	3,761	$468,583
Cohen & Steers, Inc.	14,734	696,771
Lazard, Ltd., Class A	7,873	413,332

		$1,578,686

Chemicals — 2.2%
Balchem Corp.	9,482	$764,249
NewMarket Corp.	575	228,499

		$992,748

Commercial Services & Supplies — 5.0%
Brink’s Co. (The)	8,206	$645,812
Deluxe Corp.	8,905	684,260
Multi-Color Corp.	12,890	964,817

		$2,294,889

Security	Shares	Value

Communications Equipment — 1.5%
NETGEAR, Inc.(1)	12,028	$706,645

		$706,645

Construction Materials — 0.8%
US Concrete, Inc.(1)	4,529	$378,851

		$378,851

Distributors — 1.8%
LKQ Corp.(1)	19,777	$804,331

		$804,331

Diversified Consumer Services — 4.7%
Bright Horizons Family Solutions, Inc.(1)	7,624	$716,656
Grand Canyon Education, Inc.(1)	5,393	482,835
ServiceMaster Global Holdings, Inc.(1)	18,215	933,883

		$2,133,374

Electric Utilities — 2.3%
ALLETE, Inc.	3,255	$242,042
Alliant Energy Corp.	9,839	419,240
Pinnacle West Capital Corp.	4,637	394,979

		$1,056,261

Electrical Equipment — 2.9%
AMETEK, Inc.	11,245	$814,925
EnerSys	7,197	501,127

		$1,316,052

Electronic Equipment, Instruments & Components — 3.4%
Dolby Laboratories, Inc., Class A	19,026	$1,179,612
FLIR Systems, Inc.	7,995	372,727

		$1,552,339

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	13,060	$276,088

		$276,088

Equity Real Estate Investment Trusts (REITs) — 8.4%
Acadia Realty Trust	9,890	$270,590
CubeSmart	23,327	674,617
DCT Industrial Trust, Inc.	10,970	644,817
Education Realty Trust, Inc.	13,815	482,420
Essex Property Trust, Inc.	2,096	505,911

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	2,469	$327,908
National Retail Properties, Inc.	9,925	428,065
Paramount Group, Inc.	32,609	516,853

		$3,851,181

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	31,743	$1,050,693

		$1,050,693

Food Products — 1.8%
Pinnacle Foods, Inc.	13,750	$817,713

		$817,713

Health Care Equipment & Supplies — 5.1%
ICU Medical, Inc.(1)	2,188	$472,608
Integra LifeSciences Holdings Corp.(1)	9,889	473,287
Teleflex, Inc.	2,284	568,305
West Pharmaceutical Services, Inc.	6,434	634,843
Wright Medical Group NV(1)	8,650	192,030

		$2,341,073

Health Care Providers & Services — 2.0%
Amedisys, Inc.(1)	11,255	$593,251
Chemed Corp.	1,385	336,583

		$929,834

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	15,055	$484,922

		$484,922

Household Products — 0.8%
Central Garden & Pet Co., Class A(1)	10,057	$379,250

		$379,250

Insurance — 4.2%
First American Financial Corp.	15,241	$854,105
Horace Mann Educators Corp.	14,640	645,624
RLI Corp.	7,142	433,234

		$1,932,963

Internet Software & Services — 0.4%
Okta, Inc.(1)	7,557	$193,535

		$193,535

Security	Shares	Value

IT Services — 3.9%
Black Knight, Inc.(1)	8,477	$374,260
CSG Systems International, Inc.	13,844	606,644
Euronet Worldwide, Inc.(1)	9,361	788,851

		$1,769,755

Machinery — 1.7%
Milacron Holdings Corp.(1)	25,063	$479,706
RBC Bearings, Inc.(1)	2,506	316,758

		$796,464

Marine — 1.0%
Kirby Corp.(1)	6,923	$462,456

		$462,456

Multi-Utilities — 1.1%
CMS Energy Corp.	10,295	$486,954

		$486,954

Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.(1)	6,565	$828,831
Jagged Peak Energy, Inc.(1)	9,794	154,550
PDC Energy, Inc.(1)	10,600	546,324

		$1,529,705

Pharmaceuticals — 1.4%
Catalent, Inc.(1)	3,519	$144,561
Jazz Pharmaceuticals PLC(1)	3,670	494,165

		$638,726

Professional Services — 3.3%
Dun & Bradstreet Corp. (The)	5,131	$607,562
WageWorks, Inc.(1)	14,745	914,190

		$1,521,752

Road & Rail — 2.2%
Kansas City Southern	6,115	$643,420
Landstar System, Inc.	3,380	351,858

		$995,278

Software — 7.5%
ACI Worldwide, Inc.(1)	45,793	$1,038,127
Altair Engineering, Inc., Class A(1)	33,787	808,185
Blackbaud, Inc.	8,130	768,204

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)
RealPage, Inc.(1)	18,838	$834,524

		$3,449,040

Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	5,904	$726,369
Children’s Place, Inc. (The)	1,205	175,147
Lithia Motors, Inc., Class A	2,485	282,271

		$1,183,787

Textiles, Apparel & Luxury Goods — 3.0%
Carter’s, Inc.	2,390	$280,801
Columbia Sportswear Co.	2,935	210,968
Lululemon Athletica, Inc.(1)	4,718	370,788
Steven Madden, Ltd.(1)	11,428	533,687

		$1,396,244

Thrifts & Mortgage Finance — 1.0%
Essent Group, Ltd.(1)	10,384	$450,873

		$450,873

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	4,284	$291,741

		$291,741

Total Common Stocks (identified cost $35,068,608)		$45,358,531

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(2)	576,162	$576,104

Total Short-Term Investments (identified cost $576,173)		$576,104

Total Investments — 100.2% (identified cost $35,644,781)		$45,934,635

Other Assets, Less Liabilities — (0.2)%		$(78,379)

Net Assets — 100.0%		$45,856,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $35,068,608)	$45,358,531
Affiliated investment, at value (identified cost, $576,173)	576,104
Dividends receivable	36,192
Dividends receivable from affiliated investment	546
Receivable for Fund shares sold	3,024
Total assets	$45,974,397

Liabilities
Payable for Fund shares redeemed	$15,987
Payable to affiliates:
Investment adviser fee	23,829
Distribution and service fees	8,787
Trustees’ fees	781
Other	1,476
Accrued expenses	67,281
Total liabilities	$118,141
Net Assets	$45,856,256

Sources of Net Assets
Paid-in capital	$35,843,994
Accumulated undistributed net investment income	6,934
Accumulated distributions in excess of net realized gain	(284,526)
Net unrealized appreciation	10,289,854
Net Assets	$45,856,256

Class A Shares
Net Assets	$32,397,099
Shares Outstanding	1,427,403
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.70
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.08

Class C Shares
Net Assets	$2,243,179
Shares Outstanding	110,880
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.23

Class I Shares
Net Assets	$11,215,978
Shares Outstanding	484,037
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends	$469,545
Dividends from affiliated investment	6,702
Total investment income	$476,247

Expenses
Investment adviser fee	$283,805
Distribution and service fees
Class A	82,922
Class C	23,099
Trustees’ fees and expenses	3,165
Custodian fee	36,524
Transfer and dividend disbursing agent fees	71,612
Legal and accounting services	42,109
Printing and postage	13,340
Registration fees	43,929
Miscellaneous	14,640
Total expenses	$615,145
Deduct —
Allocation of expenses to affiliates	$5,069
Total expense reductions	$5,069

Net expenses	$610,076

Net investment loss	$(133,829)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,719,358
Investment transactions — affiliated investment	(107)
Net realized gain	$2,719,251
Change in unrealized appreciation (depreciation) —
Investments	$3,736,580
Investments — affiliated investment	(31)
Net change in unrealized appreciation (depreciation)	$3,736,549

Net realized and unrealized gain	$6,455,800

Net increase in net assets from operations	$6,321,971

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment loss	$(133,829)	$(117,085)
Net realized gain	2,719,251	2,693,902
Net change in unrealized appreciation (depreciation)	3,736,549	3,006,317
Net increase in net assets from operations	$6,321,971	$5,583,134
Distributions to shareholders —
From net realized gain
Class A	$(2,250,679)	$(2,109,378)
Class C	(170,691)	(174,108)
Class I	(748,940)	(363,746)
Total distributions to shareholders	$(3,170,310)	$(2,647,232)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,689,532	$1,088,799
Class C	309,569	153,915
Class I	7,001,138	1,943,767
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,888,108	1,785,310
Class C	167,311	154,066
Class I	570,718	134,724
Cost of shares redeemed
Class A	(7,524,476)	(4,098,936)
Class C	(685,772)	(1,015,220)
Class I	(2,986,506)	(5,749,570)
Net increase (decrease) in net assets from Fund share transactions	$2,429,622	$(5,603,145)

Net increase (decrease) in net assets	$5,581,283	$(2,667,243)

Net Assets
At beginning of year	$40,274,973	$42,942,216
At end of year	$45,856,256	$40,274,973

Accumulated undistributed net investment income included in net assets
At end of year	$6,934	$—

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Financial Highlights

	Class A
	Year Ended December 31,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$21.100		$19.550	$22.460	$22.070	$16.260

Income (Loss) From Operations
Net investment loss(1)	$(0.070)		$(0.058)	$(0.111)	$(0.113)	$(0.087)
Net realized and unrealized gain (loss)	3.281		3.025	(0.539)	0.503	6.017

Total income (loss) from operations	$3.211		$2.967	$(0.650)	$0.390	$5.930

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.120)
From net realized gain	(1.611)		(1.417)	(2.260)	—	—

Total distributions	$(1.611)		$(1.417)	$(2.260)	$—	$(0.120)

Net asset value — End of year	$22.700		$21.100	$19.550	$22.460	$22.070

Total Return(2)	15.38	%(3)	15.44%	(2.99)%	1.77%	36.54%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,397		$32,005	$30,930	$35,786	$42,046
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.36	%(3)	1.41%	1.32%	1.31%	1.31%
Net investment loss	(0.32)%		(0.29)%	(0.48)%	(0.52)%	(0.45)%
Portfolio Turnover	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Financial Highlights — continued

	Class C
	Year Ended December 31,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$19.110		$17.960	$20.970	$20.760	$15.390

Income (Loss) From Operations
Net investment loss(1)	$(0.215)		$(0.191)	$(0.262)	$(0.260)	$(0.216)
Net realized and unrealized gain (loss)	2.946		2.758	(0.488)	0.470	5.683

Total income (loss) from operations	$2.731		$2.567	$(0.750)	$0.210	$5.467

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.097)
From net realized gain	(1.611)		(1.417)	(2.260)	—	—

Total distributions	$(1.611)		$(1.417)	$(2.260)	$—	$(0.097)

Net asset value — End of year	$20.230		$19.110	$17.960	$20.970	$20.760

Total Return(2)	14.46	%(3)	14.57%	(3.68)%	1.01%	35.59%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,243		$2,316	$2,925	$2,913	$3,280
Ratios (as a percentage of average daily net assets):
Expenses(4)	2.11	%(3)	2.16%	2.06%	2.06%	2.06%
Net investment loss	(1.07)%		(1.05)%	(1.22)%	(1.26)%	(1.20)%
Portfolio Turnover	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

14	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Financial Highlights — continued

	Class I
	Year Ended December 31,
	2017		2016	2015	2014	2013
Net asset value — Beginning of year	$21.460		$19.820	$22.670	$22.220	$16.320

Income (Loss) From Operations
Net investment loss(1)	$(0.010)		$(0.009)	$(0.047)	$(0.056)	$(0.029)
Net realized and unrealized gain (loss)	3.331		3.066	(0.543)	0.506	6.044

Total income (loss) from operations	$3.321		$3.057	$(0.590)	$0.450	$6.015

Less Distributions
From net investment income	$—		$—	$—	$—	$(0.115)
From net realized gain	(1.611)		(1.417)	(2.260)	—	—

Total distributions	$(1.611)		$(1.417)	$(2.260)	$—	$(0.115)

Net asset value — End of year	$23.170		$21.460	$19.820	$22.670	$22.220

Total Return(2)	15.63	%(3)	15.69%	(2.70)%	2.03%	36.93%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,216		$5,954	$9,087	$19,636	$18,404
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.11	%(3)	1.16%	1.07%	1.06%	1.06%
Net investment loss	(0.04)%		(0.05)%	(0.20)%	(0.25)%	(0.15)%
Portfolio Turnover	65%		67%	83%	55%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The administrator reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the year ended December 31, 2017). Absent this reimbursement, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

15	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

16

Eaton Vance

Special Equities Fund

December 31, 2017

Notes to Financial Statements — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$677,123	$—
Long-term capital gains	$2,493,187	$2,647,232

During the year ended December 31, 2017, accumulated net realized gain was decreased by $408,943, accumulated net investment loss was decreased by $140,763 and paid-in capital was increased by $268,180 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for net operating losses, distributions from real estate investment trusts (REITs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Post October capital losses	$(271,189)
Net unrealized appreciation	$10,283,451

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and distributions from REITs.

At December 31, 2017, the Fund had a net capital loss of $271,189 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2018.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,651,184

Gross unrealized appreciation	$10,807,574
Gross unrealized depreciation	(524,123)

Net unrealized appreciation	$10,283,451

17

Eaton Vance

Special Equities Fund

December 31, 2017

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2017, the Fund’s investment adviser fee amounted to $283,805. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Effective May 1, 2017, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through April 30, 2018. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $5,069 of the Fund’s operating expenses for the year ended December 31, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2017, EVM earned $21,507 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,241 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $82,922 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2017, the Fund paid or accrued to EVD $17,324 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2017 amounted to $5,775 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2017, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,022,843 and $30,150,819, respectively, for the year ended December 31, 2017.

18

Eaton Vance

Special Equities Fund

December 31, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Class A	2017	2016

Sales	167,494	54,328
Issued to shareholders electing to receive payments of distributions in Fund shares	84,043	86,394
Redemptions	(340,791)	(205,849)

Net decrease	(89,254)	(65,127)

	Year Ended December 31,
Class C	2017	2016

Sales	15,591	8,514
Issued to shareholders electing to receive payments of distributions in Fund shares	8,340	8,217
Redemptions	(34,265)	(58,420)

Net decrease	(10,334)	(41,689)

	Year Ended December 31,
Class I	2017	2016

Sales	313,156	98,085
Issued to shareholders electing to receive payments of distributions in Fund shares	24,916	6,398
Redemptions	(131,500)	(285,601)

Net increase (decrease)	206,572	(181,118)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

19

Eaton Vance

Special Equities Fund

December 31, 2017

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$45,358,531	*	$—	$—	$45,358,531
Short-Term Investments	—		576,104	—	576,104

Total Investments	$45,358,531		$576,104	$—	$45,934,635

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

20

Eaton Vance

Special Equities Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Special Investment Trust and Shareholders of Eaton Vance Special Equities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Special Equities Fund (the “Fund”) (one of the funds constituting Eaton Vance Special Investment Trust), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

21

Eaton Vance

Special Equities Fund

December 31, 2017

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2018 showed the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended December 31, 2017, the Fund designates approximately $331,377, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2017 ordinary income dividends, 57.08% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2017, $2,205,056 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

Special Equities Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

23

Eaton Vance

Special Equities Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

24

Eaton Vance

Special Equities Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172    12.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Global Small-Cap Fund, Eaton Vance Greater India Fund, Eaton Vance Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Real Estate Fund, Eaton Vance Small-Cap Fund and Eaton Vance Special Equities Fund (the “Fund(s)”) are series of Eaton Vance Special Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended December 31, 2016 and December 31, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance Balanced Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$24,140	$24,140
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$18,613	$17,351
All Other Fees(3)	$0	$0

Total	$42,753	$41,491

Eaton Vance Core Bond Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$15,050	$15,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,422	$12,101
All Other Fees(3)	$0	$0

Total	$28,472	$27,151

Eaton Vance Dividend Builder Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$28,930	$28,930
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,486	$11,640
All Other Fees(3)	$0	$0

Total	$40,416	$40,570

Eaton Vance Global Small-Cap Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$26,360	$26,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,041	$11,438
All Other Fees(3)	$0	$0

Total	$37,401	$37,798

Eaton Vance Greater India Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$16,150	$16,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,864	$9,989
All Other Fees(3)	$0	$0

Total	$26,014	$26,139

Eaton Vance Growth Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$17,980	$17,980
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,682	$8,558
All Other Fees(3)	$0	$0

Total	$30,662	$26,538

Eaton Vance Large-Cap Value Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$25,140	$25,140
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,486	$10,390
All Other Fees(3)	$0	$0

Total	$36,626	$35,530

Eaton Vance Real Estate Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$27,380	$32,380
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,621	$12,792
All Other Fees(3)	$0	$0

Total	$40,001	$45,172

Eaton Vance Small-Cap Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$32,640	$32,640
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,536	$11,690
All Other Fees(3)	$0	$0

Total	$44,176	$44,330

Eaton Vance Special Equities Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$29,060	$29,060
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,994	$11,140
All Other Fees(3)	$0	$0

Total	$40,054	$40,200

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (August 31, October 31, November 30 or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/16	11/30/16	12/31/16	8/31/17**	10/31/17	11/30/17	12/31/17
Audit Fees	$106,390	$27,730	$242,830	$37,050	$100,790	$27,380	$247,830
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$57,445	$12,071	$123,745	$13,000	$57,669	$10,711	$117,089
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0

Total	$163,835	$39,801	$366,575	$50,050	$158,459	$38,091	$364,919

*	Information is not presented for fiscal year ended 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.
**	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	10/31/16	11/30/16	12/31/16	8/31/17**	10/31/17	11/30/17	12/31/17
Registrant(1)	$57,445	$12,071	$123,745	$13,000	$57,669	$10,711	$117,089
Eaton Vance(2)	$56,434	$48,500	$46,000	$148,018	$148,018	$148,018	$148,018

*	Information is not presented for fiscal year ended 8/31/16, as no Series in the Trust with such fiscal year end was in operation during such period.
**	The table presents the aggregate fees billed to the Fund for the Fund’s fiscal period from September 27, 2016 (commencement of operations) to August 31, 2017.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018
By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018